UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

September 30, 2007
unaudited

Common stocks — 88.52%	Shares	Market value (000)

SOFTWARE & SERVICES — 11.32%
Yahoo! Inc.[1]	260,000	$6,979
Google Inc., Class A1	8,500	4,822
Tencent Holdings Ltd.	600,000	3,876
NAVTEQ Corp.[1]	32,000	2,495
Microsoft Corp.	83,300	2,454
United Internet AG	108,000	2,432
SAP AG	35,000	2,049
eBay Inc.[1]	50,000	1,951
Oracle Corp.[1]	74,000	1,602
		28,660

TECHNOLOGY HARDWARE & EQUIPMENT — 7.98%
Apple Inc.[1]	30,000	4,606
EMC Corp.[1]	165,000	3,432
QUALCOMM Inc.	72,000	3,043
Delta Electronics, Inc.	525,000	2,035
Seagate Technology	65,000	1,663
Cisco Systems, Inc.[1]	50,000	1,655
Hoya Corp.	45,000	1,537
Advantech Co., Ltd.	410,214	1,216
Wintek Corp.	421,368	563
Acer Inc.	260,895	460
		20,210

BANKS — 7.40%
Banco Bradesco SA, preferred nominative	96,336	2,822
HDFC Bank Ltd.	70,000	2,534
Türkiye Halk Bankasi AS1	237,000	1,928
Hudson City Bancorp, Inc.	125,000	1,922
Erste Bank der oesterreichischen Sparkassen AG	25,000	1,906
Raiffeisen International Bank-Holding AG	13,000	1,900
BNP Paribas SA	11,110	1,216
Grupo Financiero Banorte, SAB de CV, Series O	280,000	1,100
Banco Bilbao Vizcaya Argentaria, SA	45,600	1,069
Banco Santander, SA	29,558	575
DEPFA BANK PLC	27,000	559
Siam City Bank PCL	1,045,000	540
Mizuho Financial Group, Inc.	75	428
Malayan Banking Bhd.	76,500	247
		18,746

TELECOMMUNICATION SERVICES — 6.31%
MTN Group Ltd.	242,000	3,689
Millicom International Cellular SA1	40,000	3,356
Singapore Telecommunications Ltd.	730,000	1,976
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	1,574,000	1,894
OJSC Mobile TeleSystems (ADR)	20,000	1,386
Philippine Long Distance Telephone Co.	9,100	587
Philippine Long Distance Telephone Co. (ADR)	9,100	585
Level 3 Communications, Inc.[1]	250,000	1,162
Vodafone Group PLC	259,875	938
LG Telecom Ltd.[1]	38,855	392
		15,965

RETAILING — 5.76%
Lowe’s Companies, Inc.	125,000	3,502
Target Corp.	45,000	2,860
Stockmann Oyj, Class B	40,000	1,930
Best Buy Co., Inc.	35,000	1,611
Liberty Media Holding Corp., Liberty Interactive, Series A1	75,000	1,441
Tractor Supply Co.[1]	30,000	1,383
O’Reilly Automotive, Inc.[1]	40,000	1,336
Takashimaya Co., Ltd.	46,000	511
		14,574

MEDIA — 5.59%
Time Warner Inc.	225,000	4,131
Comcast Corp., Class A1	90,000	2,176
E. W. Scripps Co., Class A	44,200	1,856
XM Satellite Radio Holdings Inc., Class A1	125,000	1,771
Vivendi SA	36,000	1,520
Walt Disney Co.	38,000	1,307
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	1,063
Next Media Ltd.	1,157,000	328
		14,152

UTILITIES — 5.34%
Xinao Gas Holdings Ltd.	2,610,000	5,327
Veolia Environnement	54,700	4,711
RWE AG	14,500	1,824
Hong Kong and China Gas Co. Ltd.	715,000	1,665
		13,527

HEALTH CARE EQUIPMENT & SERVICES — 4.80%
Medtronic, Inc.	55,000	3,102
American Medical Systems Holdings, Inc.[1]	169,000	2,865
Smith & Nephew PLC	197,700	2,415
Beckman Coulter, Inc.	20,300	1,497
St. Jude Medical, Inc.[1]	26,500	1,168
Express Scripts, Inc.[1]	20,000	1,116
		12,163

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.61%
Novo Nordisk A/S, Class B	23,000	2,777
Roche Holding AG	15,000	2,720
Bristol-Myers Squibb Co.	60,000	1,729
Millennium Pharmaceuticals, Inc.[1]	120,000	1,218
Richter Gedeon NYRT	5,500	1,178
UCB SA	19,654	1,160
Forest Laboratories, Inc.[1]	24,000	895
		11,677

ENERGY — 4.55%
Schlumberger Ltd.	55,000	5,775
FMC Technologies, Inc.[1]	50,000	2,883
Smith International, Inc.	40,000	2,856
		11,514

INSURANCE — 3.50%
American International Group, Inc.	74,500	5,040
Sampo Oyj, Class A	125,000	3,817
		8,857

CONSUMER SERVICES — 3.39%
Las Vegas Sands Corp.[1]	40,000	5,337
Shangri-La Asia Ltd.	750,000	2,529
OPAP (Greek Organization of Football Prognostics) SA	18,490	717
		8,583

FOOD & STAPLES RETAILING — 3.03%
Walgreen Co.	65,000	3,071
Whole Foods Market, Inc.	45,000	2,203
Costco Wholesale Corp.	16,000	982
Koninklijke Ahold NV1	64,800	980
Wal-Mart de México, SAB de CV, Series V	118,600	436
		7,672

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.53%
MEMC Electronic Materials, Inc.[1]	55,000	3,237
Intel Corp.	65,000	1,681
Siliconware Precision Industries Co., Ltd.	603,611	1,360
Sunplus Technology Co. Ltd.	59,595	113
		6,391

TRANSPORTATION — 2.49%
Ryanair Holdings PLC (ADR)[1]	86,400	3,587
Cintra, Concesiones de Infraestructuras de Transporte, SA	73,500	1,119
Singapore Post Private Ltd.	933,000	766
Nippon Express Co., Ltd.	139,000	692
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	2,700	147
		6,311

CAPITAL GOODS — 1.42%
Boart Longyear Ltd.[1,2]	1,269,230	2,679
Boart Longyear Ltd.[1]	430,770	909
		3,588

MATERIALS — 1.35%
Bayer AG, non-registered shares	43,000	3,423

CONSUMER DURABLES & APPAREL — 0.85%
Burberry Group PLC	84,000	1,128
GEOX SpA	47,550	1,021
		2,149

COMMERCIAL SERVICES & SUPPLIES — 0.81%
Monster Worldwide, Inc.[1]	60,000	2,044

DIVERSIFIED FINANCIALS — 0.71%
State Street Corp.	13,900	947
Citigroup Inc.	18,500	863
		1,810

REAL ESTATE — 0.13%
AEON Mall Co., Ltd.	11,000	336

MISCELLANEOUS — 4.65%
Other common stocks in initial period of acquisition		11,768

Total common stocks (cost: $171,878,000)		224,120

Rights & warrants — 0.00%

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		—

Total rights & warrants (cost: $0)		—

	Principal amount
Short-term securities — 10.82%	(000)

Federal Farm Credit Banks 4.67% due 11/8/2007	$5,800	5,771
E.I. duPont de Nemours and Co. 5.00% due 10/16/2007[4]	4,900	4,889
Abbott Laboratories 4.97%–5.23%% due 10/16/2007[4]	3,900	3,891
Fannie Mae 5.14% due 10/17/2007	3,500	3,493
Three Pillars Funding, LLC 5.30% due 10/1/2007[4]	3,000	2,999
Procter & Gamble International Funding S.C.A. 5.21%–5.23% due 10/29–10/31/2007[4]	2,500	2,489
Anheuser-Busch Cos. Inc. 4.72% due 11/27/2007[4]	2,000	1,984
Federal Home Loan Bank 4.565% due 12/26/2007	1,900	1,880

Total short-term securities (cost: $27,394,000)		27,396

Total investment securities (cost: $199,272,000)		251,516
Other assets less liabilities		1,660

Net assets		$253,176

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/4/2007 with a cost of $1,922,000) may be subject to legal or contractual restrictions on resale.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $0.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,252,000, which represented 6.42% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$54,426
Gross unrealized depreciation on investment securities	(2,363)
Net unrealized appreciation on investment securities	52,063
Cost of investment securities for federal income tax purposes	199,453

Global Growth Fund
Investment portfolio

September 30, 2007
 unaudited

Common stocks — 85.98%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 14.02%
Microsoft Corp.	3,542,000	$104,347
Samsung Electronics Co., Ltd.	121,440	76,331
International Business Machines Corp.	600,000	70,680
Nokia Corp.	932,000	35,435
Nokia Corp. (ADR)	300,000	11,379
Cisco Systems, Inc.[1]	1,346,500	44,583
STMicroelectronics NV	2,410,000	40,521
Oracle Corp.[1]	1,650,000	35,723
Advanced Micro Devices, Inc.[1]	2,600,000	34,320
ASML Holding NV (New York registered)[1]	771,800	25,361
ASML Holding NV1	125,000	4,145
Hon Hai Precision Industry Co., Ltd.	3,862,692	29,121
Citizen Holdings Co., Ltd.	2,275,000	22,915
MoneyGram International, Inc.	975,000	22,025
Motorola, Inc.	1,175,000	21,773
Yahoo! Inc.[1]	725,000	19,459
Hynix Semiconductor Inc.[1]	507,000	17,347
Google Inc., Class A1	30,000	17,018
Nortel Networks Corp.[1]	900,000	15,282
Venture Corp. Ltd.	1,300,000	14,443
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	713,468	7,220
Taiwan Semiconductor Manufacturing Co. Ltd.	3,604,633	7,026
Altera Corp.	550,000	13,244
Tyco Electronics Ltd.	366,250	12,976
Murata Manufacturing Co., Ltd.	175,000	12,625
Xilinx, Inc.	440,000	11,502
Texas Instruments Inc.	250,000	9,148
Rohm Co., Ltd.	98,000	8,667
Dell Inc.[1]	300,000	8,280
Elpida Memory, Inc.[1]	210,000	7,722
livedoor holdings Co., Ltd.[1,2]	64,000	4,461
Chartered Semiconductor Manufacturing Ltd[1]	6,009,000	4,410
KLA-Tencor Corp.	37,921	2,115
		771,604

FINANCIALS — 12.43%
Macquarie Bank Ltd.	829,282	62,061
Allianz SE	242,000	56,547
Mizuho Financial Group, Inc.	8,000	45,657
Société Générale	260,700	43,752
ICICI Bank Ltd.	837,300	22,435
ICICI Bank Ltd. (ADR)	308,750	16,277
Sompo Japan Insurance Inc.	2,940,000	33,763
Sun Hung Kai Properties Ltd.	1,812,000	30,549
Kookmin Bank	366,310	30,513
Banco Santander, SA	1,461,914	28,416
Türkiye Is Bankasi AS, Class C	4,555,000	27,608
Citigroup Inc.	500,000	23,335
Commerzbank U.S. Finance, Inc.	552,500	22,369
Erste Bank der oesterreichischen Sparkassen AG	288,480	21,989
Marsh & McLennan Companies, Inc.	800,000	20,400
AFLAC Inc.	336,000	19,165
Bumiputra-Commerce Holdings Bhd.	5,675,000	17,833
ING Groep NV, depository receipts	347,422	15,424
Sumitomo Mitsui Financial Group, Inc.	1,966	15,331
Countrywide Financial Corp.	795,000	15,113
Industrial and Commercial Bank of China Ltd., Class H	19,500,000	13,677
Mitsui Trust Holdings, Inc.	1,730,000	13,506
St. George Bank Ltd.	355,000	11,140
Lloyds TSB Group PLC	1,000,000	11,089
AEON Credit Service (Asia) Co. Ltd.	1,000,000	10,761
AXA SA	238,000	10,651
UniCredito Italiano SpA	1,125,000	9,626
HSBC Holdings PLC (United Kingdom)	500,000	9,245
Westfield Group	458,603	8,824
Bank of Nova Scotia	140,000	7,368
BOC Hong Kong (Holdings) Ltd.	2,216,000	5,618
Mitsui Sumitomo Insurance Co., Ltd.	350,000	4,114
		684,156

CONSUMER DISCRETIONARY — 10.57%
Carnival Corp., units	1,125,000	54,484
GOME Electrical Appliances Holding Ltd.	21,686,000	42,589
Lowe’s Companies, Inc.	1,415,000	39,648
Virgin Media Inc.[1]	1,544,000	37,473
Kohl’s Corp.[1]	625,000	35,831
News Corp., Class A	1,583,407	34,819
Esprit Holdings Ltd.	2,100,500	33,385
Burberry Group PLC	1,870,000	25,114
Aristocrat Leisure Ltd.	1,949,756	24,031
H & M Hennes & Mauritz AB, Class B	376,000	23,864
Target Corp.	370,000	23,521
Aisin Seiki Co., Ltd.	475,000	18,997
adidas AG	278,000	18,237
Yue Yuen Industrial (Holdings) Ltd.	5,509,500	16,485
Toyota Motor Corp.	242,500	14,326
Kesa Electricals PLC	2,473,400	13,916
Viacom Inc., Class B1	352,000	13,717
Yamaha Corp.	600,000	13,462
Grupo Televisa, SAB, ordinary participation certificates (ADR)	460,000	11,118
Best Buy Co., Inc.	235,000	10,815
Nikon Corp.	301,000	10,359
Hyundai Motor Co.	119,973	9,692
DSG International PLC	3,466,929	9,567
Suzuki Motor Corp.	313,000	9,273
Honda Motor Co., Ltd.	268,800	9,040
Harman International Industries, Inc.	100,000	8,652
Cie. Financière Richemont AG, Class A, units	115,000	7,622
Carnival PLC	107,500	5,129
Limited Brands, Inc.	200,000	4,578
SET India Ltd.[1,2,3]	16,148	1,666
		581,410

INDUSTRIALS — 9.05%
General Electric Co.	2,375,455	98,344
Deutsche Post AG	2,084,700	60,649
KBR, Inc.[1]	1,455,000	56,410
Suzlon Energy Ltd.	1,183,800	43,324
Siemens AG	213,000	29,288
Ryanair Holdings PLC (ADR)[1]	703,100	29,186
Illinois Tool Works Inc.	465,000	27,733
ALSTOM SA	106,400	21,633
United Technologies Corp.	245,000	19,718
Randstad Holding NV	359,000	19,409
Macquarie Infrastructure Group	6,967,570	19,276
Michael Page International PLC	1,995,000	16,822
Tyco International Ltd.	366,250	16,239
Bidvest Group Ltd.	754,500	14,912
Asahi Glass Co., Ltd.	826,000	11,119
Cie. de Saint-Gobain	69,000	7,202
United Parcel Service, Inc., Class B	75,000	5,632
SK Holdings Co. Ltd.	4,208	897
		497,793

HEALTH CARE — 8.26%
Novo Nordisk A/S, Class B	727,600	87,846
Roche Holding AG	293,500	53,228
Smith & Nephew PLC	4,019,300	49,090
CIGNA Corp.	555,000	29,576
UCB SA	490,020	28,917
Pfizer Inc	1,000,000	24,430
UnitedHealth Group Inc.	500,000	24,215
Aetna Inc.	400,000	21,708
Pharmaceutical Product Development, Inc.	544,350	19,292
Shire PLC (ADR)	250,000	18,495
Mentor Corp.	325,000	14,966
Stryker Corp.	200,000	13,752
Bausch & Lomb Inc.	195,000	12,480
ResMed Inc[1]	267,000	11,446
Rhön-Klinikum AG	301,600	9,656
Intuitive Surgical, Inc.[1]	35,700	8,211
WellPoint, Inc.[1]	100,000	7,892
Merck & Co., Inc.	150,000	7,754
AstraZeneca PLC (Sweden)	91,005	4,567
AstraZeneca PLC (United Kingdom)	57,000	2,853
Chugai Pharmaceutical Co., Ltd.	263,100	4,349
		454,723

CONSUMER STAPLES — 6.75%
Avon Products, Inc.	945,800	35,496
Cosan Ltd., Class A1	2,600,000	33,540
Unilever NV, depository receipts	1,084,000	33,469
PepsiCo, Inc.	337,000	24,689
Koninklijke Ahold NV1	1,501,600	22,699
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	17,990
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	3,115
Coca-Cola Co.	360,000	20,689
Parmalat Spa	4,790,000	17,009
Woolworths Ltd.	608,483	16,030
Procter & Gamble Co.	215,000	15,123
SABMiller PLC	500,000	14,227
IOI Corp. Bhd.	7,980,000	14,179
Wal-Mart Stores, Inc.	300,000	13,095
Tesco PLC	1,430,000	12,840
Seven & I Holdings Co., Ltd.	479,600	12,348
METRO AG	127,500	11,517
Groupe Danone SA	145,000	11,414
C&C Group PLC	1,170,000	9,677
Nestlé SA	20,000	8,986
Altria Group, Inc.	125,000	8,691
Wal-Mart de México, SAB de CV, Series V (ADR)	200,000	7,350
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	7,022
		371,195

TELECOMMUNICATION SERVICES — 6.74%
Koninklijke KPN NV	5,075,830	88,094
Vodafone Group PLC	7,131,250	25,729
Vodafone Group PLC (ADR)	700,000	25,410
SOFTBANK CORP.	2,193,300	40,514
Sprint Nextel Corp., Series 1	2,001,750	38,033
América Móvil, SAB de CV, Series L (ADR)	585,000	37,440
NTT DoCoMo, Inc.	23,500	33,580
Telekom Austria AG, non-registered shares	1,033,200	27,038
Telefónica, SA	863,199	24,165
KDDI Corp.	2,096	15,560
Qwest Communications International Inc.[1]	1,000,000	9,160
France Télécom SA	185,000	6,197
		370,920

ENERGY — 5.82%
Reliance Industries Ltd.	1,700,298	98,547
Canadian Natural Resources, Ltd.	466,700	35,520
Royal Dutch Shell PLC, Class B	574,666	23,634
Royal Dutch Shell PLC, Class B (ADR)	139,643	11,465
Schlumberger Ltd.	260,000	27,300
Baker Hughes Inc.	250,000	22,592
Norsk Hydro ASA	425,000	18,483
SK Energy Co., Ltd.[1]	88,706	15,515
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	200,000	15,100
Peabody Energy Corp.	300,000	14,361
Oil & Natural Gas Corp. Ltd.	577,500	13,955
Imperial Oil Ltd.	257,928	12,805
ENI SpA	300,000	11,119
		320,396

MATERIALS — 5.35%
K+S AG	167,000	30,618
Freeport-McMoRan Copper & Gold Inc.	255,000	26,747
UPM-Kymmene Corp.	1,090,000	26,363
PPG Industries, Inc.	300,000	22,665
Newmont Mining Corp.	500,000	22,365
Akzo Nobel NV	258,000	21,267
Bayer AG, non-registered shares	250,000	19,901
Potash Corp. of Saskatchewan Inc.	180,000	19,026
Nitto Denko Corp.	396,400	18,444
Barrick Gold Corp.	408,594	16,442
Weyerhaeuser Co.	200,000	14,460
Gold Fields Ltd.	763,100	13,820
OAO Severstal (GDR)	574,600	12,181
First Quantum Minerals Ltd.	121,600	11,954
Holcim Ltd.	100,000	11,048
Alcoa Inc.	183,100	7,163
		294,464

UTILITIES 4.28%
NTPC Ltd.	16,200,649	79,246
Veolia Environnement	425,900	36,680
SUEZ SA	550,000	32,394
Public Power Corp. SA	794,800	31,510
E.ON AG	142,800	26,405
CLP Holdings Ltd.	2,430,000	16,825
RWE AG	100,000	12,578
		235,638

MISCELLANEOUS — 2.71%
Other common stocks in initial period of acquisition		149,166

Total common stocks (cost: $3,512,416,000)		4,731,465

	Principal amount
Short-term securities — 14.65%	(000)

Federal Home Loan Bank 4.73%–5.10% due 11/9–12/14/2007	$67,700	67,220
UBS Finance (Delaware) LLC 5.005%–5.47% due 11/13/2007	48,150	47,815
Total Capital SA 5.30%–5.40% due 10/1–10/4/2007[4]	44,400	44,384
Bank of Ireland 5.27%–5.63% due 10/11–11/7/2007[4]	44,400	44,196
AstraZeneca PLC 4.91% due 11/19/2007[4]	41,100	40,820
BMW U.S. Capital LLC 5.22% due 10/3–10/12/2007[4]	40,000	39,956
Thunder Bay Funding, LLC 5.17%–5.20% due 10/19–10/26/2007[4]	33,500	33,381
Procter & Gamble International Funding S.C.A. 5.24% due 10/15/2007[4]	31,400	31,330
Park Avenue Receivables Co., LLC 6.20% due 11/15/2007[4]	25,000	24,815
Jupiter Securitization Co., LLC 5.50% due 10/17/2007[4]	4,700	4,688
Toronto-Dominion Holdings USA Inc. 5.625% due 10/9/2007[4]	27,600	27,561
ING (U.S.) Funding LLC 5.56% due 11/5/2007	27,600	27,446
Swedbank Mortgage AB 5.10% due 11/21/2007	26,300	26,106
BASF AG 4.77%–5.38% due 10/31–12/7/2007[4]	26,000	25,848
Electricité de France 5.30% due 10/4/2007	25,000	24,985
Canadian Imperial Holdings Inc. 5.66% due 10/5/2007	25,000	24,980
CBA (Delaware) Finance Inc. 5.67% due 11/6/2007	25,000	24,854
Variable Funding Capital Corp. 6.00% due 11/6/2007[4]	25,000	24,846
Danske Corp. 5.63% due 11/13/2007[4]	25,000	24,825
BP Capital Markets America Inc. 4.77% due 11/26/2007[4]	25,000	24,801
Westpac Banking Corp. 5.54% due 12/13/2007[4]	25,000	24,734
Allied Irish Banks N.A. Inc. 5.245% due 10/9/2007[4]	20,000	19,974
Unilever Capital Corp. 5.33% due 11/13/2007[4]	20,000	19,859
Statoil ASA 4.86% due 11/19/2007[4]	19,925	19,791
Alcon Capital Corp. 5.24% due 10/10/2007[4]	19,700	19,671
GlaxoSmithKline Finance PLC 4.77% due 12/18/2007[4]	18,950	18,734
Abbott Laboratories 5.23% due 10/11/2007[4]	12,600	12,580
Barton Capital LLC 5.25% due 10/18/2007[4]	10,000	9,974
Coca-Cola Co. 5.24% due 10/15/2007[4]	9,000	8,980
Paccar Financial Corp. 5.30% due 11/8/2007	9,000	8,945
Dexia Delaware LLC 5.46% due 10/2/2007	8,400	8,397

Total short-term securities (cost: $806,481,000)		806,496

Total investment securities (cost: $4,318,897,000)		$5,537,961
Other assets less liabilities		(34,866)

Net assets		$5,503,095

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,127,000.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 with a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $545,748,000, which represented 9.92% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on the fund’s affiliated-company holding and related transactions during the nine months ended September 30, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliate at 9/30/07 (000)

WestJet Airlines Ltd.*	750,000	—	750,000	—	—	—

*Unaffiliated issuer at September 30, 2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,308,806
Gross unrealized depreciation on investment securities	(91,865)
Net unrealized appreciation on investment securities	1,216,941
Cost of investment securities for federal income tax purposes	4,321,020

Global Small Capitalization Fund
Investment portfolio

September 30, 2007
unaudited

Common stocks — 93.22%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 17.40%
Jumbo SA1	3,436,686	$117,527
Fourlis	2,010,385	75,517
Integrated Distribution Services Group Ltd.	10,732,000	41,504
Schibsted ASA	741,000	39,027
Pantaloon Retail (India) Ltd.	2,520,750	34,331
Blue Nile, Inc.[2]	353,600	33,281
Life Time Fitness, Inc.[2]	465,000	28,523
Rambler Media Ltd.[2]	718,400	27,867
Lions Gate Entertainment Corp.[2]	2,140,706	22,071
CKE Restaurants, Inc.	1,350,000	21,883
Hürriyet Gazetecilik ve Matbaacilik AS2	6,691,972	21,225
Bob Evans Farms, Inc.	600,000	18,108
Cheil Industries Inc.	240,000	16,056
Banyan Tree Holdings Ltd.	11,004,000	15,857
GEOX SpA	695,750	14,933
Central European Media Enterprises Ltd., Class A2	153,500	14,077
CarMax, Inc.[2]	620,000	12,605
AB Lindex	720,000	11,914
OSIM International Ltd.[1]	28,920,000	11,684
Cyrela Brazil Realty SA, ordinary nominative	820,000	11,198
Galaxy Entertainment Group Ltd.[2]	10,000,000	11,081
Cheil Communications Inc.	37,100	10,990
Pinnacle Entertainment, Inc.[2]	400,000	10,892
Tractor Supply Co.[2]	228,700	10,541
Williams-Sonoma, Inc.	300,000	9,786
Rightmove PLC	893,450	9,442
Saks Inc.	550,000	9,432
CTC Media, Inc.[2]	425,000	9,333
Lifestyle International Holdings Ltd.[3]	3,200,000	9,019
Gafisa SA, ordinary nominative	500,000	8,429
Jamba, Inc.[2]	1,000,000	7,030
Austar United Communications Ltd.[2]	4,539,430	6,843
YBM Sisa.com Inc.	300,000	6,067
Land & Houses PCL	23,500,000	5,965
Ruby Tuesday, Inc.	300,000	5,502
Billabong International Ltd.	380,000	5,047
Denny’s Corp.[2]	1,200,000	4,800
Nien Made Enterprise Co., Ltd.	3,622,274	4,501
Entertainment Rights PLC[2]	8,500,000	3,822
New Oriental Education & Technology Group Inc. (ADR)[2]	56,905	3,788
Children’s Place Retail Stores, Inc.[2]	150,000	3,642
Amtek Auto Ltd.	360,000	3,281
Largan Precision Co., Ltd.	214,200	2,330
Restoration Hardware, Inc.[2]	650,000	2,138
Bloomsbury Publishing PLC	625,000	1,888
Next Media Ltd.	6,324,000	1,791
Ekornes ASA	82,800	1,766
Golden Land Property Development PCL, nonvoting depositary receipt[2]	5,265,943	1,244
Kuoni Reisen Holding AG, Class B	1,337	632
Gaming VC Holdings SA	200,000	610
		760,820

INDUSTRIALS — 15.61%
Samsung Engineering Co., Ltd.	520,550	69,991
Kumho Industrial Co., Ltd.	1,000,000	63,948
International Container Terminal Services, Inc.	47,285,000	38,226
Michaniki SA	3,256,268	30,927
Michaniki SA, preference shares	634,199	4,432
Koninklijke BAM Groep NV	1,167,000	31,105
GS Engineering & Construction Corp.	175,000	30,416
UAP Holding Corp.	910,000	28,538
Hyundai Mipo Dockyard Co., Ltd.	77,800	26,789
Sungkwang Bend Co., Ltd.	748,934	23,414
Chart Industries, Inc.[2]	625,550	20,118
JetBlue Airways Corp.[2]	2,175,000	20,054
JVM Co., Ltd.	316,500	18,648
Lonrho PLC[1,2]	20,224,000	18,190
ALL — América Latina Logística, units	1,228,000	17,514
Hyunjin Materials Co., Ltd.	325,000	16,129
Corrections Corporation of America[2]	600,000	15,702
J&P-AVAX SA	1,406,000	15,199
Container Corp. of India Ltd.	240,763	12,785
Aalberts Industries NV	450,000	10,730
Georg Fischer Ltd[2]	15,550	10,707
Obrascon Huarte Lain Brasil SA, ordinary nominative	522,000	10,383
Danieli & C. Officine Meccaniche SpA	400,000	9,983
IJM Corp. Bhd.	4,165,000	9,724
MISUMI Group Inc.	537,000	9,124
NEPES Corp.[2]	906,163	8,241
Aboitiz Equity Ventures, Inc.	48,700,000	7,550
Krones AG	93,000	7,523
Goodpack Ltd.	4,940,000	6,952
SIA Engineering Co. Ltd.	1,929,000	6,365
MSC Industrial Direct Co., Inc., Class A	125,000	6,324
ELLINIKI TECHNODOMIKI TEB SA	460,000	6,153
BayWa AG	101,450	5,823
Rollins, Inc.	200,000	5,338
Mine Safety Appliances Co.	110,000	5,182
Trakya Cam Sanayii AS	1,314,106	4,932
Northgate PLC	255,000	4,822
Heijmans NV, depository receipts	100,000	4,619
Aker American Shipping ASA[2]	188,000	4,428
Latécoère SA	150,801	4,366
Daekyung Machinery & Engineering Co., Ltd.[2]	80,000	4,176
Wabash National Corp.	325,000	3,669
Emeco Holdings Ltd.	2,810,000	3,575
Ballast Nedam NV, depository receipts	74,687	3,436
Herman Miller, Inc.	122,500	3,325
Permasteelisa SpA	120,000	3,088
Nabtesco Corp.	188,000	3,070
Uponor Oyj	95,000	2,949
Geberit AG	16,500	2,159
United Stationers Inc.[2]	28,000	1,555
		682,396

MATERIALS — 13.07%
Cleveland-Cliffs Inc	632,500	55,641
Inmet Mining Corp.	500,000	50,237
Sino-Forest Corp.[2]	2,037,100	46,126
African Minerals Ltd.[1,2]	6,905,000	23,783
African Minerals Ltd.[1,2,4]	2,480,000	8,542
Major Drilling Group International Inc.[2]	568,900	30,416
Gindalbie Metals Ltd.[2]	19,375,000	29,120
SSCP Co., Ltd.[2]	865,000	28,367
European Goldfields Ltd.[2]	4,691,100	27,904
Central African Mining & Exploration Co. PLC[2]	49,705,000	26,670
AMG Advanced Metallurgical Group NV2	454,000	24,797
Oxus Gold PLC[2]	18,084,300	19,315
Kenmare Resources PLC[2]	15,317,759	16,830
Lynas Corp. Ltd.[2]	14,582,300	16,615
Gem Diamonds Ltd.[2]	690,000	14,951
Banro Corp.[2]	891,100	11,220
Gammon Gold Inc.[2]	814,900	9,743
Macarthur Coal Ltd.	1,610,000	9,708
Samling Global Ltd.[2]	28,860,000	9,545
Allied Gold Ltd.[2]	16,298,500	9,394
Kemira Oyj	382,337	8,931
Jaguar Mining Inc.[2,4]	952,500	8,500
Rusoro Mining Ltd.[2]	1,666,667	4,382
Rusoro Mining Ltd.[2,4]	1,511,765	3,974
Taiwan Cement Corp.	5,046,826	8,259
Finetec Corp.	380,000	8,079
Mwana Africa PLC[2]	7,000,000	7,584
Claymont Steel Holdings, Inc.[2]	312,500	6,328
Mineral Deposits Ltd.[2]	4,731,343	6,188
Nikanor PLC[2]	525,859	5,643
Yamana Gold Inc.	475,000	5,622
Anadolu Cam Sanayii AS	1,300,000	5,559
Gladstone Pacific Nickel Ltd.[2]	1,394,000	3,847
Caledon Resources PLC[2,4]	5,300,000	3,829
FUCHS PETROLUB AG	41,000	3,645
Gemfields Resources PLC[1,2,4]	4,816,000	2,387
Gemfields Resources PLC[1,2]	2,000,000	991
Avocet Mining PLC[2]	878,990	2,749
Hard Creek Nickel Corp.[2,4]	1,997,100	2,354
Uruguay Mineral Exploration Inc.	700,000	2,291
Energem Resources Inc.[2]	4,065,000	1,638
		571,704

INFORMATION TECHNOLOGY — 12.26%
Kingboard Chemical Holdings Ltd.	11,482,000	73,145
Novell, Inc.[2]	9,468,800	72,342
CNET Networks, Inc.[2]	3,625,000	27,006
Varian Semiconductor Equipment Associates, Inc.[2]	440,000	23,549
SFA Engineering Corp.	392,843	23,361
Mentor Graphics Corp.[2]	1,155,000	17,440
Verifone Holdings, Inc.[2]	340,000	15,072
Delta Electronics (Thailand) PCL	23,250,000	14,245
Kingboard Laminates Holdings Ltd.	15,393,509	13,729
Infotech Enterprises Ltd.	1,980,988	13,362
Xchanging PLC[2]	2,187,120	12,563
NCsoft Corp.[2]	140,500	12,471
NAVTEQ Corp.[2]	150,000	11,695
DTS, Inc.[2]	364,095	11,058
Moneysupermarket.com Group PLC	3,015,000	10,847
Tessera Technologies, Inc.[2]	285,000	10,688
SEEK Ltd.	1,255,048	10,138
LoopNet, Inc.[2]	480,700	9,874
Cogent, Inc.[2]	580,000	9,094
Internet Capital Group, Inc.[2]	700,000	8,400
Min Aik Technology Co., Ltd.	5,434,415	8,261
Simmtech Co., Ltd.	715,000	8,050
Fairchild Semiconductor International, Inc.[2]	391,000	7,304
Wistron Corp.	4,027,620	7,283
SupportSoft, Inc.[2]	1,225,000	7,154
Hana Microelectronics PCL	9,370,000	6,725
CyberSource Corp.[2]	575,000	6,722
Applied Micro Circuits Corp.[2]	2,100,000	6,636
Wintek Corp.	4,576,747	6,115
Tripod Technology Corp.	1,459,200	5,948
Stratasys, Inc.[2]	200,000	5,512
Verigy Ltd.[2]	220,000	5,436
Integrated Device Technology, Inc.[2]	349,000	5,403
TIBCO Software Inc.[2]	715,000	5,284
PMC-Sierra, Inc.[2]	610,000	5,118
Advantech Co., Ltd.	1,677,784	4,972
Intermec, Inc.[2]	190,000	4,963
Semtech Corp.[2]	220,000	4,506
Red Hat, Inc.[2]	200,000	3,974
TradeDoubler AB	141,000	3,965
CallWave, Inc.[1,2]	1,348,700	3,911
Spark Networks, Inc.[2]	858,580	3,383
Venture Corp. Ltd.	258,000	2,866
King Yuan Electronics Co., Ltd.	3,478,399	2,233
i2 Technologies, Inc.[2]	95,294	1,453
Marchex, Inc., Class B	150,000	1,427
Sanken Electric Co., Ltd.	165,000	809
Ichia Technologies, Inc.	492,250	409
KEC Holdings Co. Ltd.[2]	74,999	194
Avid Technology, Inc.[2]	4,922	133
Infoteria Corp.[2,3]	123	32
		536,260

HEALTH CARE — 8.31%
ArthroCare Corp.[2]	612,000	34,205
Beckman Coulter, Inc.	415,000	30,611
Applera Corp., Celera group[2]	1,940,000	27,276
Kyphon Inc.[2]	295,350	20,675
Laboratorios Almirall, SA2	830,000	18,121
Volcano Corp.[2]	1,011,190	16,624
EGIS NYRT	126,600	16,572
Gerresheimer AG, non-registered shares[2]	292,500	15,851
Cochlear Ltd.	228,389	15,788
NuVasive, Inc.[2]	401,300	14,419
Sirona Dental Systems, Inc.[2]	390,000	13,911
Apollo Hospitals Enterprise Ltd.	1,000,000	12,241
Integra LifeSciences Holdings Corp.[2]	250,000	12,145
iSOFT Group PLC[2]	8,028,198	11,200
Greatbatch, Inc.[2]	405,200	10,774
DiaSorin SpA[2]	525,600	9,534
Arpida Ltd.[2]	369,967	9,217
Eclipsys Corp.[2]	350,000	8,162
Array BioPharma Inc.[2]	723,500	8,125
Vital Signs, Inc.	130,000	6,778
Top Glove Corp. Bhd.	3,625,000	6,707
A&D Pharma Holdings NV (GDR)	242,000	6,212
Introgen Therapeutics, Inc.[2]	1,379,153	5,751
Mentor Corp.	108,500	4,997
Phase Forward Inc.[2]	200,000	4,002
American Medical Systems Holdings, Inc.[2]	225,000	3,814
Ondine Biopharma Corp.[1,2,4]	2,620,000	2,797
Ondine Biopharma Corp. (GBP denominated)[1,2,4]	490,000	501
Ondine Biopharma Corp.[1,2]	400,000	427
BIOLASE Technology, Inc.[2]	492,500	3,369
Invacare Corp.	140,000	3,273
Haemonetics Corp.[2]	60,400	2,985
Dade Behring Holdings, Inc.	37,500	2,863
Grifols, SA	112,400	2,581
Arcadia Resources, Inc.[2,4]	1,250,000	1,038
		363,546

FINANCIALS — 8.04%
Orco Property Group SA	343,549	51,953
Dolphin Capital Investors Ltd.[2]	9,409,280	27,471
National Bank of Pakistan	5,865,000	23,615
Banco Daycoval SA, preferred nominative[2]	1,835,700	17,906
Banco Pine SA, preferred nominative	1,200,000	15,410
IndyMac Bancorp, Inc.	635,900	15,014
Daegu Bank, Ltd.	790,000	14,638
HDFC Bank Ltd.	326,300	11,814
Azimut Holding SpA	760,000	11,705
Russian Real Estate Investment Co. AB, Series B2	266,593	11,391
Unitech Corporate Parks PLC[2]	5,260,000	11,021
Pusan Bank	575,000	10,560
Central Pattana PCL	11,818,000	9,568
Dev Property Development PLC[2]	6,416,600	9,542
Union Bank of the Philippines	7,758,200	9,451
Asya Katilim Bankasi AS, Class B2	1,014,680	8,341
Banco Macro SA, Class B (ADR)	282,200	8,299
Cathay Real Estate Development Co. Ltd.	15,228,000	7,537
Hung Poo Real Estate Development Corp.	7,565,910	7,489
Paraná Banco SA, preferred nominative[2]	1,001,280	7,107
Banco Cruzeiro do Sol SA, preferred nominative	747,100	6,450
Jeonbuk Bank	631,188	5,920
Sumitomo Real Estate Sales Co., Ltd.	70,000	5,440
Eastern Property Holdings Ltd.	50,643	5,318
TISCO Bank PCL	5,990,000	5,243
Union Bank of India	1,250,000	5,150
Robinsons Land Corp., Class B	13,811,700	5,047
RAB Capital PLC	2,400,000	4,734
Gruppo MutuiOnline SpA[2]	475,000	3,499
United Bankshares, Inc.	105,000	3,196
Public Service Properties Investments Ltd.[2]	1,222,000	3,172
CapitaCommercial Trust Management Ltd.	1,658,000	3,171
Pirelli & C. Real Estate S.p.A.	57,500	2,940
TICON Industrial Connection PCL	4,585,000	2,649
		351,761

ENERGY — 6.54%
Oilexco Inc. (GBP denominated)[2,4]	1,900,000	27,536
Oilexco Inc. (GBP denominated)[2]	1,755,000	25,435
Oilexco Inc.[2,4]	985,000	14,277
Oilexco Inc.[2]	803,900	11,652
Quicksilver Resources Inc.[2]	780,550	36,725
OPTI Canada Inc.[2]	1,231,100	23,089
Oceaneering International, Inc.[2]	300,000	22,740
Denison Mines Corp.[2]	1,500,000	16,846
Synenco Energy Inc., Class A2	1,200,000	13,574
Regal Petroleum PLC[2]	3,463,000	13,060
First Calgary Petroleums Ltd.[2]	1,635,000	7,954
First Calgary Petroleums Ltd. (GBP denominated)[2]	760,000	3,651
Ithaca Energy Inc. (GBP denominated)[2,4]	2,121,500	6,592
Ithaca Energy Inc.[2]	1,300,000	4,491
Core Laboratories NV2	80,000	10,191
Paladin Resources Ltd (CAD denominated)[2]	1,150,000	7,969
Paladin Resources Ltd[2]	209,438	1,437
Timan Oil & Gas PLC[2]	5,335,000	7,743
White Nile Ltd.[2]	4,780,000	6,937
GS Holdings Corp.	92,000	5,240
GeoPark Holdings Ltd.[2]	525,000	4,454
Coalcorp Mining Inc.[2]	1,285,715	4,209
Mart Resources, Inc.[2,4]	3,875,625	1,718
Mart Resources, Inc.[2,3,4]	4,000,000	1,593
Bankers Petroleum Ltd.[2,4]	3,000,000	1,466
Bankers Petroleum Ltd.[2]	2,086,000	1,019
Sound Oil PLC[2]	30,000,000	2,070
Equator Exploration Ltd.[2,3]	2,000,000	1,175
Bordeaux Energy Inc.[2,4]	3,780,000	647
Caspian Energy Inc.[2]	1,000,000	443
		285,933

UTILITIES — 3.82%
Xinao Gas Holdings Ltd.	32,539,000	66,416
Manila Electric Co.[2]	21,037,280	38,673
EDF Energies Nouvelles SA	283,400	22,528
First Philippine Holdings Corp.	8,150,000	13,989
PNOC Energy Development Corp.	77,650,000	11,007
Glow Energy PCL	8,385,000	8,562
Ratchaburi Electricity Generating Holding PCL	2,850,000	3,929
Electricity Generating PCL	550,000	1,861
		166,965

CONSUMER STAPLES — 2.11%
Andersons, Inc.	300,000	14,406
Hite Brewery Co., Ltd.	100,000	13,992
Hain Celestial Group, Inc.[2]	415,000	13,334
Bare Escentuals, Inc.[2]	489,109	12,164
PT Indofood Sukses Makmur Tbk	45,800,000	9,671
China Mengniu Dairy Co.	2,108,000	9,183
C.P. Seven Eleven PCL	23,580,000	7,774
Crown Confectionery Co., Ltd.	37,988	6,001
Universal Robina Corp.	15,765,000	5,674
		92,199

TELECOMMUNICATION SERVICES — 1.17%
LG Telecom Ltd.[2]	1,750,000	17,638
Time Warner Telecom Inc., Class A2	500,000	10,985
True Corp. PCL[2]	54,000,000	10,556
Telemig Celular Participações SA, preferred nominative	163,735	4,801
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	4,688
Unwired Group Ltd.[2]	6,072,334	2,584
		51,252

MISCELLANEOUS — 4.89%
Other common stocks in initial period of acquisition		213,809

Total common stocks (cost: $2,749,666,000)		4,076,645

Rights & warrants — 0.04%

MATERIALS — 0.03%
Rusoro Mining Ltd., warrants, expire 2011[2,3]	833,334	465
Rusoro Mining Ltd., warrants, expire 2012[2,3,4]	755,882	185
Kenmare Resources PLC, warrants, expire 2009[2]	525,000	373
Hard Creek Nickel Corp., warrants, expire 2008[2,3,4]	998,550	156
		1,179

ENERGY — 0.00%
Bordeaux Energy Inc., warrants, expire 2008[2,4]	3,780,000	228
Mart Resources, Inc., warrants, expire 2008[2,3,4]	1,937,812	55
		283

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		337

Total rights & warrants (cost: $1,358,000)		1,799

Convertible securities — 0.25%	Shares

INFORMATION TECHNOLOGY — 0.16%
HowStuffWorks, Inc., Series B, convertible preferred[2,3,4]	90,000	6,959
Socratic Technologies, Inc., Series A, convertible preferred[2,3,4]	125,000	—
		6,959

MISCELLANEOUS — 0.09%
Other convertible securities in initial period of acquisition		4,088

Total convertible securities (cost: $11,609,000)		11,047

	Principal amount	Market value
Short-term securities — 5.73%	(000)	(000)

Depfa Bank PLC 5.24% due 10/23/2007[5]	$54,400	$54,215
ING (U.S.) Funding LLC 5.24% due 10/4/2007	25,300	25,286
Unilever Capital Corp. 5.25% due 12/3/2007[5]	23,700	23,480
Barclays U.S. Funding Corp. 5.47% due 10/29/2007	18,000	17,922
GlaxoSmithKline Finance PLC 4.75% due 10/16/2007[5]	17,800	17,762
Federal Home Loan Bank 4.75%–4.89% due 10/26–11/16/2007	17,000	16,924
Danske Corp. 5.63% due 10/11/2007[5]	15,200	15,174
BMW U.S. Capital LLC 4.95% due 10/18/2007[5]	13,000	12,968
BASF AG 5.30% due 10/4/2007[5]	12,900	12,892
Variable Funding Capital Corp. 6.1% due 10/4/2007[5]	10,200	10,193
Thunder Bay Funding, LLC 5.28% due 10/1/2007[5]	9,200	9,199
BP Capital Markets America Inc. 4.77% due 11/15/2007[5]	8,600	8,548
Estée Lauder Companies Inc. 5.00% due 10/11/2007[5]	8,000	7,988
Procter & Gamble International Funding S.C.A. 4.78% due 12/5/2007[5]	7,500	7,429
Stadshypotek Delaware Inc. 5.24% due 10/15/2007[5]	7,000	6,984
AstraZeneca PLC 5.00% due 12/4/2007[5]	2,600	2,576
Three Pillars Funding, LLC 5.30% due 10/1/2007[5]	900	900

Total short-term securities (cost: $250,441,000)		250,440

Total investment securities (cost: $3,013,074,000)		4,339,931
Other assets less liabilities		32,999

Net assets		$4,372,930

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	The fund owns 5% or more of the outstanding voting shares of this company. See table on the following page for additional information.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
was $21,703,000.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market Value (000)	Percent of net assets

Oilexco Inc. (GBP denominated)	12/15/2005	$6,195	$27,536	.63%
Oilexco Inc.	12/22/2005–3/7/2007	2,762	14,277	.33
African Minerals Ltd.	12/12/2006	5,606	8,542	.20
Jaguar Mining Inc.	3/22/2006	4,293	8,500	.19
HowStuffWorks, Inc., Series B, convertible preferred	1/18/2007	6,959	6,959	.16
Ithaca Energy Inc. (GBP denominated)	5/26/2006	3,941	6,592	.15
Rusoro Mining Ltd.	2/23/2007	4,844	3,974	.09
Rusoro Mining Ltd., warrants, expire 2012	2/23/2007	256	185	.00
Caledon Resources PLC	11/20/2006	4,019	3,829	.09
Mart Resources, Inc.	1/16/2007	1,990	1,718	.04
Mart Resources, Inc.	9/7/2007	1,519	1,593	.04
Mart Resources, Inc., warrants, expire 2008	1/16/2007	—	55	.00
Ondine Biopharma Corp.	6/23/2004–10/25/2006	4,110	2,797	.06
Ondine Biopharma Corp. (GBP denominated)	5/18/2005	766	501	.01
Hard Creek Nickel Corp.	5/22/2007	3,436	2,354	.06
Hard Creek Nickel Corp., warrants, expire 2008	5/22/2007	609	156	.00
Gemfields Resources PLC	11/7/2005–12/20/2006	3,781	2,387	.06
Bankers Petroleum Ltd.	3/8/2005	2,806	1,466	.03
Arcadia Resources, Inc.	12/29/2006	2,500	1,038	.02
Bordeaux Energy Inc.	2/6/2007	1,586	647	.01
Bordeaux Energy Inc., warrants, expire 2008	2/6/2007	493	228	.01
Socratic Technologies, Inc., Series A, convertible preferred	6/9/2000	625	—	—

Total restricted securities		$63,096	$95,334	2.18%

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $190,308,000, which represented 4.35% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30,
2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 9/30/07 (000)

Jumbo SA	1,381,940	2,054,746	—	3,436,686	$—	$117,527
African Minerals Ltd.	5,805,000	1,100,000	—	6,905,000	—	23,783
African Minerals Ltd.	2,480,000	—	—	2,480,000	—	8,542
Lonrho PLC	10,715,000	9,509,000	—	20,224,000	—	18,190
OSIM International Ltd.	1,245,000	27,675,000	—	28,920,000	282	11,684
CallWave, Inc.	1,348,700	—	—	1,348,700	—	3,911
Ondine Biopharma Corp.	2,620,000	—	—	2,620,000	—	2,797
Ondine Biopharma Corp. (GBP denominated)	490,000	—	—	490,000	—	501
Ondine Biopharma Corp.	400,000	—	—	400,000	—	427
Gemfields Resources PLC	4,816,000	—	—	4,816,000	—	2,387
Gemfields Resources PLC	2,000,000	—	—	2,000,000	—	991
Allied Gold Ltd.*	—	16,298,500	—	16,298,500	—	—
Bordeaux Energy Inc.*	—	3,780,000	—	3,780,000	—	—
Bordeaux Energy Inc., warrants, expire 2008*	—	3,780,000	—	3,780,000	—	—
Claymont Steel Holdings, Inc.*†	825,500	314,500	827,500	312,500	—	—
Jaguar Mining Inc.*	1,905,000	—	952,500	952,500	—	—
Jaguar Mining Inc.*	1,043,000	—	1,043,000	—	—	—
Min Aik Technology Co., Ltd.*	5,586,000	480,415	632,000	5,434,415	438	—
Oxus Gold PLC*	14,905,000	3,179,300	—	18,084,300	—	—
TaeWoong Co., Ltd.*	942,997	—	942,997	—	—	—
					$720	$190,740

*Unaffiliated issuer at September 30, 2007.
† This security was in its initial period of acquisition at 12/31/2006 and was not publicly disclosed.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,435,973
Gross unrealized depreciation on investment securities	(175,007)
Net unrealized appreciation on investment securities	1,260,966
Cost of investment securities for federal income tax purposes	3,078,965

Growth Fund
Investment portfolio

September 30, 2007
 unaudited

Common stocks — 92.77%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 18.67%
Google Inc., Class A1	1,735,000	$984,213
Microsoft Corp.	24,125,000	710,722
Nokia Corp. (ADR)	10,408,000	394,775
Nokia Corp.	7,265,000	276,214
Cisco Systems, Inc.[1]	14,750,000	488,372
Oracle Corp.[1]	14,927,800	323,187
Samsung Electronics Co., Ltd.	410,000	257,707
Red Hat, Inc.[1,2]	11,091,000	220,378
NAVTEQ Corp.[1]	2,660,000	207,400
International Business Machines Corp.	1,600,000	188,480
Yahoo! Inc.[1]	6,750,000	181,170
Trimble Navigation Ltd.[1]	4,500,000	176,445
Fidelity National Information Services, Inc.	3,800,000	168,606
Advanced Micro Devices, Inc.[1]	11,400,000	150,480
Maxim Integrated Products, Inc.	4,805,000	141,027
Paychex, Inc.	3,170,000	129,970
Iron Mountain Inc.[1]	4,150,000	126,492
Linear Technology Corp.	2,895,000	101,296
Altera Corp.	3,750,000	90,300
Xilinx, Inc.	2,600,000	67,964
CDW Corp.[1]	765,000	66,708
Kyocera Corp.	500,000	46,920
Hon Hai Precision Industry Co., Ltd.	5,643,554	42,547
Motorola, Inc.	2,291,400	42,460
Nortel Networks Corp.[1]	2,455,000	41,686
EMC Corp.[1]	2,000,000	41,600
Dell Inc.[1]	1,500,000	41,400
Mediatek Incorporation	2,281,575	41,114
Texas Instruments Inc.	1,080,000	39,517
THQ Inc.[1]	1,290,000	32,224
KLA-Tencor Corp.	555,000	30,958
DataPath, Inc.[1,2,3,4]	2,819,968	14,100
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,383,128	13,997
		5,880,429

CONSUMER DISCRETIONARY — 15.12%
Target Corp.	7,590,000	482,496
Lowe’s Companies, Inc.	17,126,000	479,871
Johnson Controls, Inc.	3,649,700	431,066
Kohl’s Corp.[1]	7,460,000	427,682
Best Buy Co., Inc.	7,920,000	364,478
MGM Mirage, Inc.[1]	3,981,700	356,123
Chipotle Mexican Grill, Inc., Class B1,2	1,195,200	127,886
Chipotle Mexican Grill, Inc., Class A1,2	920,000	108,680
International Game Technology	5,156,000	222,224
News Corp., Class A	9,390,000	206,486
Garmin Ltd.	1,440,000	171,936
Shaw Communications Inc., Class B, nonvoting	6,000,000	149,040
Starbucks Corp.[1]	4,993,000	130,817
Time Warner Inc.	7,000,000	128,520
Penn National Gaming, Inc.[1]	2,100,000	123,942
Williams-Sonoma, Inc.	3,460,000	112,865
Carnival Corp., units	2,000,000	96,860
Fortune Brands Inc.	1,000,000	81,490
Harrah’s Entertainment, Inc.	839,000	72,934
Magna International Inc., Class A	725,000	69,825
Harman International Industries, Inc.	780,000	67,486
Blue Nile, Inc.[1]	630,000	59,296
Apollo Group, Inc., Class A1	900,000	54,135
Toyota Motor Corp.	765,000	45,192
Royal Caribbean Cruises Ltd.	1,000,000	39,030
Saks Inc.[1]	2,040,000	34,986
Zumiez Inc.[1]	760,000	33,721
Weight Watchers International, Inc.	500,000	28,780
Getty Images, Inc.[1]	1,000,000	27,840
Limited Brands, Inc.	1,087,457	24,892
		4,760,579

ENERGY — 12.99%
Schlumberger Ltd.	5,584,600	586,383
Canadian Natural Resources, Ltd.	5,625,700	428,161
Suncor Energy Inc.	3,935,993	374,490
Devon Energy Corp.	3,409,072	283,635
Tenaris SA (ADR)	5,245,000	275,992
Murphy Oil Corp.	2,698,800	188,619
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,130,000	160,815
EOG Resources, Inc.	2,215,000	160,211
Petro-Canada	2,774,000	159,460
Core Laboratories NV1,2	1,197,700	152,575
Peabody Energy Corp.	2,653,000	126,999
ConocoPhillips	1,298,520	113,971
OPTI Canada Inc.[1]	5,680,000	106,529
Noble Energy, Inc.	1,400,000	98,056
Newfield Exploration Co.[1]	1,917,200	92,332
Baker Hughes Inc.	1,000,000	90,370
Cameco Corp.	1,947,500	90,052
Arch Coal, Inc.	2,000,000	67,480
Denbury Resources Inc.[1]	1,400,000	62,566
Transocean Inc.[1]	546,400	61,771
OAO Gazprom (ADR)	1,300,000	57,330
Rosetta Resources Inc.[1,2,3]	2,980,000	54,653
Anadarko Petroleum Corp.	1,000,000	53,750
BG Group PLC	3,050,000	52,744
Quicksilver Resources Inc.[1]	1,120,000	52,696
Exxon Mobil Corp.	550,000	50,908
CNX Gas Corp.[1]	1,500,000	43,155
Caltex Australia Ltd.	1,484,030	30,976
Energy XXI (Bermuda) Ltd.[1,5]	2,390,758	12,432
		4,089,111

HEALTH CARE — 9.27%
Roche Holding AG	2,465,000	447,046
Gilead Sciences, Inc.[1]	6,600,000	269,742
Stryker Corp.	2,990,000	205,592
Shire PLC (ADR)	2,700,000	199,746
Medtronic, Inc.	3,175,000	179,102
Schering-Plough Corp.	5,505,000	174,123
Charles River Laboratories International, Inc.[1]	2,855,000	160,308
Henry Schein, Inc.[1]	2,500,000	152,100
Endo Pharmaceuticals Holdings Inc.[1]	4,500,000	139,545
Patterson Companies, Inc.[1]	3,500,000	135,135
UnitedHealth Group Inc.	2,495,000	120,833
Boston Scientific Corp.[1]	6,800,000	94,860
Hospira, Inc.[1]	2,200,000	91,190
Amgen Inc.[1]	1,500,000	84,855
C. R. Bard, Inc.	800,000	70,552
Mentor Corp.	1,387,835	63,910
Eli Lilly and Co.	970,000	55,222
Cardinal Health, Inc.	740,100	46,278
Beckman Coulter, Inc.	555,000	40,937
WellPoint, Inc.[1]	500,000	39,460
McKesson Corp.	665,000	39,095
Pharmion Corp.[1]	596,700	27,532
Aveta, Inc.[1,3,4]	3,918,000	25,075
Forest Laboratories, Inc.[1]	573,200	21,375
Allergan, Inc.	320,000	20,630
Abraxis BioScience, Inc.[1]	667,900	15,248
		2,919,491

INDUSTRIALS — 7.90%
Boeing Co.	3,465,000	363,790
General Electric Co.	7,370,000	305,118
KBR, Inc.[1]	5,397,130	209,247
FedEx Corp.	1,850,000	193,787
Caterpillar Inc.	1,600,000	125,488
Lockheed Martin Corp.	1,150,000	124,763
General Dynamics Corp.	1,300,000	109,811
Panalpina Welttransport (Holding) AG	650,000	108,333
Roper Industries, Inc.	1,540,000	100,870
UAL Corp.[1]	2,000,000	93,060
Northrop Grumman Corp.	1,150,000	89,700
Illinois Tool Works Inc.	1,449,200	86,430
Joy Global Inc.	1,400,000	71,204
Kingspan Group PLC	2,800,000	61,493
Robert Half International Inc.	2,000,000	59,720
Allied Waste Industries, Inc.[1]	4,500,000	57,375
MSC Industrial Direct Co., Inc., Class A	1,000,000	50,590
Actuant Corp., Class A	650,000	42,230
Mitsubishi Heavy Industries, Ltd.	6,099,000	39,909
United Parcel Service, Inc., Class B	500,000	37,550
Southwest Airlines Co.	2,400,000	35,520
Grafton Group PLC, units	2,800,000	31,362
Tyco International Ltd.	649,125	28,782
AMR Corp.[1]	1,084,257	24,168
ChoicePoint Inc.[1]	585,000	22,183
Raytheon Co.	246,000	15,700
		2,488,183

MATERIALS — 7.12%
Barrick Gold Corp.	10,500,000	422,940
Newmont Mining Corp.	9,305,000	416,213
Freeport-McMoRan Copper & Gold Inc.	2,704,500	283,675
Potash Corp. of Saskatchewan Inc.	2,000,000	211,400
Gold Fields Ltd.	10,000,000	181,109
K+S AG	735,000	134,754
Rio Tinto PLC	1,464,233	126,546
Newcrest Mining Ltd.	3,707,999	92,061
E.I. du Pont de Nemours and Co.	1,500,000	74,340
USX Corp.	700,000	74,158
CRH PLC	1,747,307	69,398
Minerals Technologies Inc.[2]	1,000,000	67,000
Sealed Air Corp.	2,280,997	58,302
Georgia Gulf Corp.[2]	2,224,000	30,914
		2,242,810

FINANCIALS — 7.06%
Berkshire Hathaway Inc., Class A1	3,411	404,238
Fannie Mae	6,440,000	391,616
Freddie Mac	4,572,700	269,835
American International Group, Inc.	3,600,000	243,540
Countrywide Financial Corp.	6,740,000	128,127
Marsh & McLennan Companies, Inc.	4,963,200	126,562
Citigroup Inc.	2,500,000	116,675
Wells Fargo & Co.	3,225,000	114,875
Zions Bancorporation	1,440,000	98,885
East West Bancorp, Inc.	2,200,000	79,112
AMP Ltd.	7,860,000	73,458
American Express Co.	1,000,000	59,370
Commerce Bancorp, Inc.	1,100,000	42,658
SunTrust Banks, Inc.	500,000	37,835
AFLAC Inc.	650,000	37,076
		2,223,862

CONSUMER STAPLES — 6.82%
Altria Group, Inc.	9,895,000	687,999
Coca-Cola Co.	5,295,000	304,304
Bunge Ltd.	2,568,600	275,996
PepsiCo, Inc.	3,145,000	230,403
Walgreen Co.	4,095,000	193,448
Bare Escentuals, Inc.[1]	4,415,000	109,801
Wm. Wrigley Jr. Co.	1,027,500	65,996
Constellation Brands, Inc., Class A1	2,624,000	63,527
Procter & Gamble Co.	855,000	60,141
Diageo PLC	2,650,000	58,177
Cosan Ltd., Class A1	3,800,000	49,020
Avon Products, Inc.	775,000	29,086
Seven & I Holdings Co., Ltd.	783,900	20,183
		2,148,081

TELECOMMUNICATION SERVICES — 2.84%
Sprint Nextel Corp., Series 1	24,550,000	466,450
Qwest Communications International Inc.[1]	35,000,000	320,600
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	73,780
KDDI Corp.	4,490	33,332
		894,162

UTILITIES — 1.08%
Reliant Energy, Inc.[1]	8,587,100	219,830
KGen Power Corp.[1,2,3,4]	3,166,128	60,156
NRG Energy, Inc.[1]	1,000,000	42,290
Dynegy Inc., Class A1	2,000,000	18,480
		340,756

MISCELLANEOUS — 3.90%
Other common stocks in initial period of acquisition		1,227,725

Total common stocks (cost: $21,870,413,000)		29,215,189

	Principal amount
Short-term securities — 6.90%	(000)

Federal Home Loan Bank 4.46%–5.09% due 10/5/2007–1/31/2008	$316,207	314,294
Wal-Mart Stores Inc. 4.72%–5.215% due 10/2–12/18/2007[5]	215,500	213,731
Park Avenue Receivables Co., LLC 5.14%–6.15% due 10/18–11/26/2007[5]	76,300	75,777
JPMorgan Chase & Co. 4.95% due 3/24/08	50,000	48,756
Jupiter Securitization Co., LLC 6.30% due 10/16/07[5]	9,200	9,174
Procter & Gamble International Funding S.C.A. 4.78%–5.23% due 10/16–12/5/07[5]	133,600	132,773
Hewlett-Packard Co. 4.75%–5.07% due 10/25–12/12/2007[5]	130,000	129,033
CAFCO, LLC 5.05%–6.05% due 11/19–12/20/2007[5]	100,000	98,998
Ciesco LLC 6.05% due 10/10/2007[5]	30,000	29,949
Abbott Laboratories 4.75%–5.23% due 10/2–10/24/2007[5]	117,000	116,772
Edison Asset Securitization LLC 5.25% due 10/9/2007[5]	50,000	49,932
General Electric Capital Corp. 5.23% due 12/13/2007	50,000	49,467
Variable Funding Capital Corp. 5.90% due 10/4–10/26/2007[5]	92,500	92,331
E.I. duPont de Nemours and Co. 4.73%–5.00% due 10/9–10/31/2007[5]	77,600	77,360
IBM Corp. 5.10%–5.13% due 10/31–12/14/2007[5]	65,800	65,187
International Lease Finance Corp. 5.00%–5.23% due 10/30–11/5/2007	65,000	64,700
Coca-Cola Co. 4.70%–5.25% due 12/3–12/13/2007[5]	60,000	59,400
FCAR Owner Trust I 5.28%–6.30% due 10/12–10/15/2007	57,700	57,567
Fannie Mae 4.65% due 1/4/2008	50,000	49,423
Federal Farm Credit Banks 4.67%–4.88% due 10/22–11/8/2007	47,400	47,206
Johnson & Johnson 4.72%–5.00% due 10/18–11/19/2007[5]	43,800	43,677
United Technologies Corp. 4.73%–4.76% due 10/24–10/31/2007[5]	35,900	35,766
Freddie Mac 4.95%–5.115% due 10/19–11/19/2007	35,600	35,482
Target Corp. 4.77% due 10/29/2007	35,605	35,468
Caterpillar Financial Services Corp. 5.00% due 10/15/2007	30,500	30,436
Chevron Funding Corp. 5.03% due 11/26/2007	30,000	29,761
Three Pillars Funding, LLC 5.30% due 10/1/2007[5]	25,000	24,989
Private Export Funding Corp. 5.24% due 10/22/2007[5]	25,000	24,920
Bank of America Corp 4.92% due 12/7/2007	25,000	24,754
Becton, Dickinson and Co. 5.00% due 10/11/2007	22,800	22,765
Prudential Funding, LLC 5.24% due 10/16/2007	20,000	19,953
NetJets Inc. 4.75% due 10/23/2007[5]	18,400	18,344
Anheuser-Busch Cos. Inc. 4.99% due 10/23/2007[5]	17,000	16,946
Kimberly-Clark Worldwide Inc. 5.00% due 10/18/2007[5]	16,900	16,858
Estée Lauder Companies Inc. 4.78% due 10/25/2007[5]	10,000	9,967
3M Co. 5.00% due 10/16/2007	700	698

Total short-term securities (cost: $2,172,661,000)		2,172,614

Total investment securities (cost: $24,043,074,000)		31,387,803
Other assets less liabilities		102,848

Net assets		$31,490,651

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

KGen Power Corp.	12/19/2006	$44,326	$60,156	.19%
Rosetta Resources Inc.	6/28/2005–12/2/2005	49,745	54,653	.17
Aveta, Inc.	12/21/2005	52,893	25,075	.08
DataPath, Inc.	6/23/2006	31,020	14,100	.04

Total restricted securities		$177,984	$153,984	.49%

[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $99,331,000.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,354,316,000, which represented 4.30% of the net assets of the fund.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 9/30/07 (000)

Red Hat, Inc.	1,185,000	9,906,000	—	11,091,000	$—	$220,378
Core Laboratories NV	1,197,700	—	—	1,197,700	—	152,575
Chipotle Mexican Grill, Inc., Class B	208,100	987,100	—	1,195,200	—	127,886
Chipotle Mexican Grill, Inc., Class A	595,000	325,000	—	920,000	—	108,680
Minerals Technologies Inc.	—	1,000,000	—	1,000,000	100	67,000
KGen Power Corp.	3,166,128	—	—	3,166,128	—	60,156
Rosetta Resources Inc.	2,980,000	—	—	2,980,000	—	54,653
Georgia Gulf Corp.	1,360,000	864,000	—	2,224,000	534	30,914
DataPath, Inc.	2,819,968	—	—	2,819,968	—	14,100
NAVTEQ Corp.*	5,700,000	30,000	3,070,000	2,660,000	—	—
					$634	$836,342
* Unaffiliated issuer at 9/30/2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,898,558
Gross unrealized depreciation on investment securities	(562,947)
Net unrealized appreciation on investment securities	7,335,611
Cost of investment securities for federal income tax purposes	24,052,192

International Fund
Investment portfolio

September 30, 2007
unaudited

Common stocks — 93.54%	Shares	Market value (000)

FINANCIALS — 18.49%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,428,000	$187,853
Banco Santander, SA	8,175,731	158,918
Kookmin Bank	1,613,500	134,400
Erste Bank der oesterreichischen Sparkassen AG	1,476,647	112,558
OTP Bank PLC	2,035,000	110,712
Sumitomo Mitsui Financial Group, Inc.	13,650	106,446
Banco Bilbao Vizcaya Argentaria, SA	4,444,000	104,190
AXA SA	2,281,611	102,104
Credit Suisse Group	1,440,000	95,629
Sun Hung Kai Properties Ltd.	4,133,000	69,679
ICICI Bank Ltd.	2,303,900	61,732
ING Groep NV, depository receipts	1,306,534	58,003
BNP Paribas SA	496,000	54,282
UniCredito Italiano SpA	6,305,000	53,949
Macquarie Bank Ltd.	706,898	52,902
Sumitomo Realty & Development Co., Ltd.	1,493,000	52,555
ORIX Corp.	215,000	49,081
JSC Kazkommertsbank (GDR)[1]	3,143,100	43,092
JSC Kazkommertsbank (GDR)[1,2]	326,000	4,469
Société Générale	279,750	46,949
Hana Financial Holdings	986,092	46,513
Türkiye Halk Bankasi AS1	5,480,000	44,590
Shinhan Financial Group Co., Ltd.	634,670	41,488
Mizuho Financial Group, Inc.	6,803	38,825
Hypo Real Estate Holding AG	661,900	37,644
UBS AG	570,000	30,655
HSBC Holdings PLC (United Kingdom)	767,460	14,189
HSBC Holdings PLC (Hong Kong)	650,000	11,895
Commerzbank U.S. Finance, Inc.	600,000	24,292
AMP Ltd.	2,535,589	23,697
Shui On Land Ltd.	16,000,000	19,479
DnB NOR ASA	1,217,800	18,677
Mitsubishi UFJ Financial Group, Inc.[3]	1,610	14,619
Admiral Group PLC	787,000	14,478
Sampo Oyj, Class A	390,000	11,908
		2,052,452

HEALTH CARE — 12.12%
Roche Holding AG	2,307,668	418,513
Novo Nordisk A/S, Class B	2,492,100	300,879
Merck KGaA	862,655	104,077
Novartis AG	1,850,000	102,116
Richter Gedeon NYRT	307,000	65,733
Chugai Pharmaceutical Co., Ltd.	3,967,800	65,583
Teva Pharmaceutical Industries Ltd. (ADR)	1,150,000	51,141
EGIS NYRT	389,200	50,946
Zentiva NV	777,000	47,488
UCB SA	552,000	32,575
Smith & Nephew PLC	2,393,000	29,227
OJSC Pharmstandard (GDR)[1]	1,106,500	21,355
OJSC Pharmstandard (GDR)[1,2]	307,300	5,931
Straumann Holding AG	90,950	25,550
Nobel Biocare Holding AG	45,000	12,187
Shionogi & Co., Ltd.	757,000	11,681
		1,344,982

TELECOMMUNICATION SERVICES — 10.33%
Koninklijke KPN NV	13,540,400	235,002
MTN Group Ltd.	14,682,800	223,830
América Móvil, SAB de CV, Series L (ADR)	2,091,900	133,882
Singapore Telecommunications Ltd.	45,300,330	122,623
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	83,725,000	100,763
Telenor ASA[1]	4,470,000	89,529
Philippine Long Distance Telephone Co.	741,000	47,759
Philippine Long Distance Telephone Co. (ADR)	340,000	21,876
Telekom Malaysia Bhd.[3]	21,665,000	61,718
Total Access Communication PCL[1]	25,500,000	34,170
Telefónica, SA	785,000	21,975
Vodafone Group PLC	6,011,250	21,688
KDDI Corp.	2,130	15,812
Telekom Austria AG, non-registered shares	583,453	15,268
Bayan Telecommunications Holdings Corp., Class A1,3,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,3,4	14,199	—
		1,145,895

INFORMATION TECHNOLOGY — 9.50%
Samsung Electronics Co., Ltd.	342,814	215,477
Hon Hai Precision Industry Co., Ltd.	19,082,865	143,867
Nokia Corp.	2,500,000	95,050
Murata Manufacturing Co., Ltd.	1,285,000	92,705
Taiwan Semiconductor Manufacturing Co. Ltd.	27,444,695	53,493
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,888,714	19,114
AU Optronics Corp.	37,431,503	64,585
Mediatek Incorporation	3,455,760	62,274
Hoya Corp.	1,533,600	52,380
Rohm Co., Ltd.	592,100	52,364
Hirose Electric Co., Ltd.	371,300	45,195
Chi Mei Optoelectronics Corp.	32,954,936	38,277
Hynix Semiconductor Inc.[1]	1,005,000	34,386
Catcher Technology Co., Ltd.	4,427,800	32,228
Foxconn Technology Co., Ltd.	2,038,950	23,620
Toshiba Corp.	2,280,000	21,316
Chartered Semiconductor Manufacturing Ltd[1]	10,872,000	7,980
		1,054,311

MATERIALS — 9.17%
Bayer AG	6,138,023	488,617
Nitto Denko Corp.	3,092,600	143,892
Linde AG	981,856	121,946
Barrick Gold Corp.	1,593,483	64,121
BlueScope Steel Ltd.	4,613,476	43,976
Yamana Gold Inc.	3,190,000	37,754
Kuraray Co., Ltd.	2,538,000	32,176
L’Air Liquide	231,428	30,977
Siam Cement PCL	4,020,000	30,494
JSR Corp.	485,600	11,910
CRH PLC	149,397	5,934
Gold Fields Ltd.	317,100	5,743
		1,017,540

CONSUMER DISCRETIONARY — 7.40%
Industria de Diseno Textil, SA	1,668,000	112,419
Lotte Shopping Co.	199,500	85,051
Vivendi SA	2,008,400	84,780
Continental AG	605,000	83,673
Renault SA	452,000	65,504
Carnival PLC	1,322,500	63,096
Sony Corp.	1,225,000	59,452
William Hill PLC	3,802,965	50,023
Techtronic Industries Co. Ltd.	35,190,000	40,125
Kingfisher PLC	9,530,000	34,831
Land & Houses PCL	135,000,000	34,267
JCDecaux SA	835,000	29,329
Honda Motor Co., Ltd.	691,000	23,240
Kesa Electricals PLC	3,173,300	17,854
OPAP (Greek Organization of Football Prognostics) SA	429,330	16,653
Esprit Holdings Ltd.	813,300	12,927
SET India Ltd.[1,3,4]	82,217	8,482
		821,706

ENERGY — 6.09%
Reliance Industries Ltd.	2,747,000	159,212
Royal Dutch Shell PLC, Class B	2,460,219	101,182
Royal Dutch Shell PLC, Class A	522,000	21,559
Oil & Natural Gas Corp. Ltd.	4,640,000	112,121
OAO Gazprom (ADR)	1,955,000	86,215
Canadian Natural Resources, Ltd.	1,000,000	76,108
Petro-Canada	800,000	45,987
PetroChina Co. Ltd., Class H	16,300,000	30,921
Norsk Hydro ASA	500,000	21,744
ENI SpA	550,000	20,385
		675,434

CONSUMER STAPLES — 6.02%
Nestlé SA	580,155	260,671
L’Oréal SA	1,205,500	158,163
Shinsegae Co., Ltd.	86,000	59,884
SABMiller PLC	1,626,234	46,273
Groupe Danone SA	424,800	33,441
Diageo PLC	1,200,000	26,344
Wal-Mart de México, SAB de CV, Series V	6,180,240	22,735
Seven & I Holdings Co., Ltd.	810,000	20,855
Tesco PLC	2,263,260	20,321
Koninklijke Ahold NV1	1,308,000	19,773
		668,460

INDUSTRIALS — 5.65%
Samsung Engineering Co., Ltd.[5]	2,000,000	268,911
Ryanair Holdings PLC (ADR)[1]	2,982,200	123,791
Siemens AG	771,000	106,016
Toll Holdings Ltd.	5,028,065	58,449
Fraport AG	485,000	33,539
Brisa Auto-Estradas de Portugal SA	1,400,000	18,368
Mitsui & Co., Ltd.	404,000	9,821
FANUC LTD	79,100	8,071
		626,966

UTILITIES — 4.93%
E.ON AG	1,299,500	240,288
Veolia Environnement	2,336,004	201,182
RWE AG	654,000	82,261
Hong Kong and China Gas Co. Ltd.	10,164,000	23,676
		547,407

MISCELLANEOUS — 3.84%
Other common stocks in initial period of acquisition		425,695

Total common stocks (cost: $7,490,538,000)		10,380,848

Rights & warrants — 0.00%

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		0

Total rights & warrants (cost: $0)		0

	Principal amount
Short-term securities — 5.90%	(000)

Total Capital SA 5.30% due 10/1/2007[2]	$50,000	49,993
Freddie Mac 4.56%–4.60% due 10/24–11/30/2007	41,500	41,265
Swedish Export Credit Corp. 5.34%–5.37% due 10/15–11/5/2007	41,000	40,826
UBS Finance (Delaware) LLC 5.36% due 11/19/2007	41,000	40,682
Dexia Delaware LLC 5.045%-5.06% due 11/5/2007	40,000	39,798
AstraZeneca PLC 5.05% due 12/4/2007[2]	25,000	24,766
AstraZeneca PLC 5.26% due 10/17/2007	13,000	12,968
CBA (Delaware) Finance Inc. 5.67% due 11/6/2007	34,600	34,398
ING (U.S.) Funding LLC 4.95% due 10/25/2007	31,900	31,790
Electricité de France 4.80% due 11/15/2007	30,000	29,816
Toyota Motor Credit Corp. 4.78% due 1/4/2008	28,200	27,810
Park Avenue Receivables Co., LLC 5.25% due 11/2/2007[2]	27,600	27,459
Liberty Street Funding Corp. 5.85% due 10/18/2007[2]	26,600	26,522
Danske Corp. 5.55% due 11/13/2007[2]	25,000	24,825
Allied Irish Banks N.A. Inc. 5.63% due 11/13/2007[2]	25,000	24,824
Toronto-Dominion Holdings USA Inc. 5.085% due 11/30/2007[2]	25,000	24,780
ANZ National (International) Ltd. 5.04% due 12/27/2007[2]	25,000	24,683
Canadian Imperial Holdings Inc. 5.58% due 11/9/2007	24,600	24,447
Procter & Gamble International Funding S.C.A. 5.26% due 10/19/2007[2]	22,100	22,040
Edison Asset Securitization LLC 5.60% due 11/14/2007[2]	21,500	21,345
BASF AG 4.77% due 11/6/2007[2]	20,200	20,101
Shell International Finance BV 4.74% due 11/27/2007[2]	20,000	19,847
Société Générale North America, Inc. 5.80% due 10/1/2007	10,000	9,998
American Honda Finance Corp. 5.25% due 10/22/2007	5,100	5,084
Federal Home Loan Bank 4.73% due 12/14/2007	5,000	4,956

Total short-term securities (cost: $655,083,000)		655,023

Total investment securities (cost: $8,145,621,000)		11,035,871
Other assets less liabilities		62,187

Net assets		$11,098,058

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $321,585,000, which represented 2.90% of the net assets of the fund.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $84,819,000.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Market value (000)	Percent of net assets

SET India Ltd.	9/6/2000–4/18/2002	$32,519	$8,482	.08%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	—
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	—

Total restricted securities		$32,657	$8,482	.08%

[5]	The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the nine months ended September 30, 2007 appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliate at 9/30/07 (000)

Samsung Engineering Co.	1,592,000	408,000	—	2,000,000	$1,131	$268,911

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,077,303
Gross unrealized depreciation on investment securities	(187,644)
Net unrealized appreciation on investment securities	2,889,659
Cost of investment securities for federal income tax purposes	8,146,212

New World Fund
Investment portfolio

September 30, 2007
unaudited

Common stocks — 83.13%	Shares	Market value (000)

FINANCIALS — 15.26%
Bank Muscat (SAOG) (GDR)	1,279,637	$20,513
PT Bank Rakyat Indonesia (Persero) Tbk	28,261,150	20,407
Housing Development Finance Corp. Ltd.	275,100	17,539
Banco Santander, SA	782,000	15,200
Banco do Estado do Rio Grande do Sul SA, preferred nominative, Series B1	2,100,000	14,000
Asya Katilim Bankasi AS, Class B1	1,587,119	13,046
Piraeus Bank SA	359,925	12,863
Unibanco-União de Bancos Brasileiros SA, units (GDR)	96,000	12,629
National Bank of Greece SA	195,700	12,475
EFG International	240,000	11,299
Türkiye Is Bankasi AS, Class C	1,850,000	11,213
Banco Itaú Holding Financeira SA, preferred nominative	208,800	10,514
Brascan Residential Properties SA, ordinary nominative	1,260,300	9,504
ICICI Bank Ltd.	302,174	8,097
ICICI Bank Ltd. (ADR)	15,000	791
Bancolombia SA (ADR)	252,000	8,732
JSC Halyk Bank of Kazakhstan (GDR)	270,474	5,437
JSC Halyk Bank of Kazakhstan (GDR)[2]	128,900	2,591
Itaúsa — Investimentos Itaú SA, preferred nominative	1,092,735	7,554
Grupo Financiero Banorte, SAB de CV, Series O	1,800,000	7,073
Bumiputra-Commerce Holdings Bhd.	2,250,000	7,070
Krung Thai Bank PCL	19,756,000	6,340
Allied Irish Banks, PLC	250,000	6,061
Kotak Mahindra Bank Ltd.	259,943	6,046
FirstRand Ltd.	1,756,500	5,663
Bank Pekao SA	60,000	5,576
Erste Bank der oesterreichischen Sparkassen AG	58,424	4,453
JSC Sistema-Hals (GDR)[1]	312,404	3,030
JSC Sistema-Hals (GDR)[1,2]	138,253	1,341
Bank Hapoalim BM3	830,000	4,264
Orco Property Group SA	25,200	3,811
China Construction Bank Corp., Class H	3,750,500	3,422
Bank of the Philippine Islands	2,213,539	3,260
Türkiye Garanti Bankasi AS	385,000	2,957
Citigroup Inc.	42,000	1,960
		286,731

INDUSTRIALS — 10.93%
Murray & Roberts Holdings Ltd.	2,014,000	26,401
Suzlon Energy Ltd.	545,000	19,946
STX Engine Co., Ltd.	237,510	17,914
Orascom Construction Industries Co. (GDR)	98,000	16,586
Schneider Electric SA	122,050	15,421
Wienerberger AG	194,000	12,134
Siemens AG	74,000	10,175
Enka Insaat ve Sanayi AS	795,000	10,099
Boart Longyear Ltd.[1]	4,700,000	9,919
ABB Ltd	352,000	9,272
United Technologies Corp.	100,000	8,048
Container Corp. of India Ltd.	140,000	7,434
Caterpillar Inc.	93,500	7,333
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	105,000	4,612
Bidvest Group Ltd.	225,000	4,447
Daelim Industrial Co., Ltd.	21,484	3,981
Asahi Glass Co., Ltd.	272,000	3,662
Hyundai Engineering & Construction Co., Ltd.[1]	38,000	3,631
GS Engineering & Construction Corp.	20,700	3,598
Italian-Thai Development PCL[1]	15,221,100	3,375
Daewoo Engineering & Construction Co., Ltd.	97,400	2,795
Doosan Heavy Industries and Construction Co., Ltd.	22,090	2,335
Intertek Group PLC	117,000	2,265
Far Eastern Textile Ltd.	11,850	16
		205,399

CONSUMER STAPLES — 10.73%
Tesco PLC	3,283,418	29,481
IOI Corp. Bhd.	12,003,250	21,327
Nestlé SA	31,500	14,153
Alliance Global Group, Inc.[1]	114,000,000	13,130
Fomento Económico Mexicano, SAB de CV (ADR)	321,900	12,039
Coca-Cola Co.	187,000	10,747
PepsiCo, Inc.	120,000	8,791
Avon Products, Inc.	210,200	7,889
Wal-Mart de México, SAB de CV, Series V (ADR)	168,000	6,174
Wal-Mart de México, SAB de CV, Series V	420,000	1,545
Migros Türk TAS	425,669	7,422
Grupo Nacional de Chocolates SA	935,000	7,158
China Yurun Food Group Ltd.	4,899,000	7,061
Bunge Ltd.	65,000	6,984
SABMiller PLC	238,500	6,786
X5 Retail Group NV (GDR)[1,2]	198,800	6,769
Poslovni sistem Mercator, dd	11,274	5,949
Olam International Ltd.	2,780,000	5,878
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	4,388
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	850
Procter & Gamble Co.	73,300	5,156
Diageo PLC	190,000	4,171
Groupe Danone SA	50,000	3,936
Kimberly-Clark de México, SAB de CV, Class A	480,000	2,189
Scottish & Newcastle PLC	142,000	1,775
		201,748

TELECOMMUNICATION SERVICES — 7.48%
Vodafone Group PLC	6,265,000	22,603
América Móvil, SAB de CV, Series L (ADR)	310,000	19,840
Cellcom Israel Ltd.	724,714	17,625
Telekomunikacja Polska SA	2,030,000	16,098
Brasil Telecom Participações SA, preferred nominative (ADR)	170,000	12,685
Partner Communications Co. Ltd.[3]	721,500	12,057
Partner Communications Co. Ltd. (ADR)	10,000	166
China Unicom Ltd.	5,038,000	10,426
Telemig Celular Participações SA, preferred nominative (ADR)	152,900	8,960
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	5,440,000	6,547
TIM Participações SA, ordinary nominative	825,000	4,990
Telefónica, SA	161,000	4,507
Telekom Austria AG, non-registered shares	157,075	4,110
		140,614

INFORMATION TECHNOLOGY — 7.26%
Nokia Corp.	578,600	21,998
Nokia Corp. (ADR)	572,900	21,730
Hon Hai Precision Industry Co., Ltd.	2,325,249	17,530
Samsung Electronics Co., Ltd.	25,100	15,777
Kingboard Chemical Holdings Ltd.	1,859,000	11,843
Acer Inc.	5,612,960	9,891
Hoya Corp.	234,400	8,006
Euronet Worldwide, Inc.[1,4]	250,000	7,442
Cisco Systems, Inc.[1]	160,000	5,298
Venture Corp. Ltd.	440,000	4,888
Net 1 UEPS Technologies, Inc.[1]	166,600	4,526
MoneyGram International, Inc.	135,000	3,050
Redecard SA, ordinary nominative[1]	119,800	2,239
NetEase.com, Inc. (ADR)[1]	120,000	2,028
Mediatek Incorporation	14,864	268
		136,514

ENERGY — 7.25%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	247,600	18,694
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	106,000	6,858
Saipem SpA, Class S	466,000	19,884
Oil & Natural Gas Corp. Ltd.	818,453	19,777
OAO Gazprom (ADR)	317,500	14,002
Oil and Gas Development Co. Ltd.	4,530,000	8,596
Tenaris SA (ADR)	150,000	7,893
TOTAL SA	60,000	4,879
TOTAL SA (ADR)	32,500	2,633
Reliance Industries Ltd.	110,000	6,375
OAO TMK (GDR)[2]	142,826	5,899
Noble Energy, Inc.	70,000	4,903
Sterling Energy PLC[1]	19,010,000	4,469
PTT Exploration and Production PCL	1,000,000	3,968
Nexen Inc.	127,274	3,896
Cameco Corp.	75,000	3,466
		136,192

CONSUMER DISCRETIONARY — 7.05%
Toyota Motor Corp.	331,100	19,560
GOME Electrical Appliances Holding Ltd.	6,440,000	12,647
Central European Media Enterprises Ltd., Class A1	136,600	12,528
Kuoni Reisen Holding AG, Class B	21,451	10,136
Swatch Group Ltd	80,000	5,124
Swatch Group Ltd, non-registered shares	10,450	3,429
Honda Motor Co., Ltd.	250,000	8,408
LG Electronics Inc.	88,000	8,225
Naspers Ltd., Class N	254,700	7,097
Agora SA	340,000	6,602
Yue Yuen Industrial (Holdings) Ltd.	2,160,000	6,463
Truworths International Ltd.	1,282,000	5,912
Nitori Co., Ltd.	115,700	5,474
Las Vegas Sands Corp.[1]	40,000	5,337
Grupo Televisa, SAB, ordinary participation certificates (ADR)	215,000	5,196
TVN SA	500,000	4,126
Li & Fung Ltd.	886,600	3,765
Resorts World Bhd.	2,231,500	2,569
		132,598

MATERIALS — 6.37%
Votorantim Celulose e Papel SA, preferred nominative (ADR)	820,000	23,468
Taiwan Cement Corp.	10,257,777	16,787
Sterlite Industries (India) Ltd. (ADS)	499,300	9,237
Sterlite Industries (India) Ltd.	160,000	3,021
Freeport-McMoRan Copper & Gold Inc.	97,500	10,227
Cia. Vale do Rio Doce, Class A, preferred nominative	252,000	7,188
Israel Chemicals Ltd.[3]	715,000	6,620
Mondi PLC	650,450	6,183
Aracruz Celulose SA, Class B, preferred nominative (ADR)	78,000	5,740
BHP Billiton PLC	142,664	5,103
ACC Ltd.	145,000	4,378
Harmony Gold Mining Co. Ltd.[1]	340,000	4,047
Ivanhoe Mines Ltd.[1]	303,100	3,944
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)	118,809	3,555
Holcim Ltd.	31,500	3,480
Potash Corp. of Saskatchewan Inc.	24,000	2,537
AngloGold Ashanti Ltd.	49,500	2,355
Sealed Air Corp.	66,536	1,701
Siam Cement PCL	10,400	79
Mondi Ltd.	3,500	35
		119,685

HEALTH CARE — 3.33%
Krka, dd, Novo mesto	168,640	27,739
Novo Nordisk A/S, Class B	175,160	21,148
Zentiva NV	119,000	7,273
Teva Pharmaceutical Industries Ltd. (ADR)	110,000	4,892
Richter Gedeon NYRT	7,400	1,584
		62,636

UTILITIES — 2.58%
NTPC Ltd.	3,557,000	17,399
AES Corp.[1]	600,000	12,024
CLP Holdings Ltd.	887,000	6,141
Veolia Environnement	55,125	4,748
Reliance Energy Ltd.	137,500	4,181
Cheung Kong Infrastructure Holdings Ltd.	1,066,000	4,006
		48,499

MISCELLANEOUS — 4.89%
Other common stocks in initial period of acquisition		91,892

Total common stocks (cost: $1,005,367,000)		1,562,508

		Market value
Rights & warrants — 0.00%		(000)

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		$—

Total rights & warrants (cost: $0)		—

	Principal amount
Bonds, notes & other debt instruments — 6.13%	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 5.63%
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,452
Brazilian Treasury Bill 6.00% 2010[3,5]	BRL6,435	3,481
Brazilian Treasury Bill 6.00% 2011[3,5]	826	444
Brazil (Federal Republic of) 10.00% 2014[3]	4,600	2,358
Brazilian Treasury Bill 6.00% 2015[3,5]	648	343
Brazil (Federal Republic of) Global 12.50% 2016[3]	1,500	959
Brazil (Federal Republic of) 10.00% 2017[3]	8,500	4,278
Brazil (Federal Republic of) Global 8.00% 2018[6]	$2,434	2,722
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,247
Brazil (Federal Republic of) Global 8.875% 2024	100	129
Brazil (Federal Republic of) Global 10.125% 2027	1,425	2,036
Brazil (Federal Republic of) Global 11.00% 2040	2,375	3,180
Brazilian Treasury Bill 6.00% 2045[3,5]	BRL3,240	1,725
United Mexican States Government Global 6.06% 2009[7]	$1,250	1,257
United Mexican States Government Global 10.375% 2009	397	428
United Mexican States Government Global 9.875% 2010	4,125	4,599
United Mexican States Government Global 6.375% 2013	3,875	4,084
United Mexican States Government, Series MI10, 8.00% 2013	MXN 7,671	710
United Mexican States Government, Series MI10, 9.50% 2014	25,500	2,548
United Mexican States Government, Series M10, 8.00% 2015	5,000	460
Turkey (Republic of) Treasury Bill 0% 2008[3]	TRY1,230	896
Turkey (Republic of) 14.00% 2011[3]	6,900	5,417
Turkey (Republic of) 10.00% 2012[3,5]	3,121	2,612
Turkey (Republic of) 7.00% 2016	$2,000	2,047
Columbia (Republic of) Global 11.75% 2010[3]	COP6,000,000	3,111
Colombia (Republic of) Global 10.00% 2012	$2,100	2,452
Colombia (Republic of) Global 10.75% 2013	1,360	1,666
Columbia (Republic of) Global 8.25% 2014	400	452
Colombia (Republic of) Global 12.00% 2015[3]	COP2,780,000	1,552
Colombia (Republic of) Global 11.75% 2020	$315	463
Columbia (Republic of) Global 8.125% 2024	500	585
Columbia (Republic of) Global 7.375% 2037	474	523
Russian Federation 8.25% 2010[6]	4,800	5,002
Russian Federation 8.25% 2010[2,6]	377	393
Russian Federation 7.50% 2030[2,6]	3,389	3,796
Russian Federation 7.50% 2030[6]	746	836
Argentina (Republic of) 3.368% 2012[3,6,7]	2,000	1,129
Argentina (Republic of) 2.00% 2014[3,5,6]	ARS 1,318	317
Argentina (Republic of) 5.83% 2033[3,5,6,8]	21,864	5,529
Argentina (Republic of) GDP-Linked 2035	43,865	1,360
Argentina (Republic of) 0.63% 2038[3,5,6]	13,394	1,325
Peru (Republic of) 8.375% 2016	$4,453	5,243
Peru (Republic of) 7.35% 2025	500	574
Peru (Republic of) 6.55% 2037	782	809
Philippines (Republic of) 8.375% 2009	1,665	1,744
Philippines (Republic of) 9.875% 2019	1,200	1,533
Philippines (Republic of) 7.75% 2031	2,035	2,264
Panama (Republic of) Global 9.625% 2011	219	246
Panama (Republic of) Global 9.375% 2012	790	910
Panama (Republic of) Global 7.125% 2026	890	966
Panama (Republic of) Global 8.875% 2027	300	384
Panama (Republic of) Global 9.375% 2029	450	605
Panama (Republic of) Global 6.70% 2036[6]	1,824	1,883
Dominican Republic 9.50% 2011	346	368
Dominican Republic 9.04% 2018	437	494
Dominican Republic 8.625% 2027[2,6]	2,150	2,429
Egypt (Arab Republic of) Treasury Bill 0% 2007[3]	EGP3,000	533
Egypt (Arab Republic of) Treasury Bill 0% 2008[3]	6,700	1,172
Egypt (Arab Republic of) 8.75% 2012[3]	5,000	915
Egypt (Arab Republic of) 11.625% 2014[3]	2,679	552
Hungarian Government 6.00% 2011	HUF200,000	1,107
Venezuela (Republic of) Global 8.50% 2014	$55	55
Venezuela (Republic of) Global 9.25% 2027	170	176
		105,865

ENERGY — 0.14%
Pemex Project Funding Master Trust 8.00% 2011	200	219
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,864
Gaz Capital SA 6.51% 2022[2]	600	596
		2,679

MATERIALS — 0.13%
C10 Capital (SPV) Ltd. 6.722% (undated)[2,7]	1,000	962
Vale Overseas Ltd. 6.25% 2017	800	813
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	225	244
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	395	432
		2,451

UTILITIES — 0.12%
AES Panamá, SA 6.35% 2016[2]	1,100	1,080
Enersis SA 7.375% 2014	650	691
AES Gener SA 7.50% 2014	400	419
		2,190

FINANCIALS — 0.05%
Kazkommerts International BV 8.00% 2015	1,000	891

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 2014[2]	850	809

INDUSTRIALS — 0.02%
TFM, SA de CV 9.375% 2012	400	421

Total bonds, notes & other debt instruments (cost: $104,858,000)		115,306

	Principal amount	Market value
Short-term securities — 10.13%	(000)	(000)

Electricité de France 5.30% due 10/4/2007	$25,000	$24,985
Dexia Delaware LLC 5.06% due 11/5/2007	24,400	24,270
Federal Home Loan Bank 4.73%–5.12% due 10/18–12/14/2007	23,700	23,570
Toronto-Dominion Holdings USA Inc. 5.09% due 12/11/2007[2]	22,700	22,465
Mont Blanc Capital Corp. 5.23% due 10/10/2007[2]	14,607	14,586
Coca-Cola Co. 5.24% due 10/25/2007[2]	13,200	13,152
Freddie Mac 4.95% due 11/19/2007	12,600	12,521
BP Capital Markets America Inc. 4.74% due 11/5/2007[2]	11,700	11,644
Total Capital SA 5.40% due 10/4/2007[2]	10,000	9,994
UBS Finance (Delaware) LLC 5.005% due 11/13/2007	10,000	9,936
Swedish Export Credit Corp. 5.34% due 10/15/2007	8,400	8,381
Barton Capital LLC 5.25% due 10/1/2007[2]	8,000	7,999
Danske Corp. 5.00% due 10/12/2007[2]	4,250	4,243
American Honda Finance Corp. 5.25% due 10/22/2007	2,600	2,592

Total short-term securities (cost: $190,315,000)		190,338

Total investment securities (cost: $1,300,540,000)		1,868,152
Other assets less liabilities		11,401

Net assets		$1,879,553

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $110,748,000, which represented 5.89% of the net assets of the fund.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $61,757,000.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 3/8/2007 with a cost of $6,250,000) may be subject to legal or contractual restrictions on resale.
[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

ADR = American Depositary Receipts
ADS = American Depositary Shares
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$567,292
Gross unrealized depreciation on investment securities	(11,948)
Net unrealized appreciation on investment securities	555,344
Cost of investment securities for federal income tax purposes	1,312,808

Blue Chip Income and Growth Fund
Investment portfolio

September 30, 2007
                                                                                                                                           unaudited

Common stocks — 93.47%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 19.57%
Hewlett-Packard Co.	3,375,000	$168,041
Microsoft Corp.	5,250,000	154,665
International Business Machines Corp.	1,000,000	117,800
Nokia Corp. (ADR)	3,100,000	117,583
Oracle Corp.[1]	4,700,000	101,755
Intel Corp.	2,900,000	74,994
Cisco Systems, Inc.[1]	1,950,000	64,565
Texas Instruments Inc.	1,082,116	39,595
Linear Technology Corp.	550,000	19,245
Yahoo! Inc.[1]	600,000	16,104
Applied Materials, Inc.	600,000	12,420
Maxim Integrated Products, Inc.	400,000	11,740
Automatic Data Processing, Inc.	250,000	11,482
Analog Devices, Inc.	70,000	2,531
		912,520

FINANCIALS — 18.08%
Citigroup Inc.	3,650,000	170,345
Bank of America Corp.	3,184,200	160,070
Fannie Mae	2,435,800	148,121
American International Group, Inc.	1,400,000	94,710
JPMorgan Chase & Co.	1,800,000	82,476
Freddie Mac	929,100	54,826
Capital One Financial Corp.	700,000	46,501
Washington Mutual, Inc.	750,000	26,482
HSBC Holdings PLC (ADR)	225,000	20,835
Wachovia Corp.	400,000	20,060
Bank of New York Mellon Corp.	415,096	18,322
		842,748

HEALTH CARE — 15.42%
Aetna Inc.	2,500,000	135,675
UnitedHealth Group Inc.	1,900,000	92,017
Amgen Inc.[1]	1,175,000	66,470
Eli Lilly and Co.	1,125,000	64,046
Abbott Laboratories	1,000,000	53,620
Pfizer Inc	2,125,000	51,914
Merck & Co., Inc.	1,000,000	51,690
AstraZeneca PLC (ADR)	975,000	48,818
Bristol-Myers Squibb Co.	1,675,000	48,274
Cardinal Health, Inc.	700,000	43,771
Medtronic, Inc.	550,000	31,025
Covidien Ltd.[1]	565,456	23,466
Schering-Plough Corp.	250,000	7,908
		718,694

INDUSTRIALS — 11.04%
General Electric Co.	5,800,000	240,120
United Technologies Corp.	760,000	61,165
United Parcel Service, Inc., Class B	750,000	56,325
Tyco International Ltd.	737,500	32,701
Norfolk Southern Corp.	592,800	30,772
Emerson Electric Co.	500,000	26,610
Avery Dennison Corp.	350,000	19,957
Waste Management, Inc.	500,000	18,870
Southwest Airlines Co.	1,000,000	14,800
Pitney Bowes Inc.	300,000	13,626
		514,946

CONSUMER DISCRETIONARY — 9.33%
Lowe’s Companies, Inc.	5,650,000	158,313
Target Corp.	1,100,000	69,927
Leggett & Platt, Inc.	2,000,000	38,320
Carnival Corp., units	650,000	31,479
Harley-Davidson, Inc.	680,000	31,423
TJX Companies, Inc.	1,000,000	29,070
Royal Caribbean Cruises Ltd.	500,000	19,515
Omnicom Group Inc.	355,100	17,077
Mattel, Inc.	700,000	16,422
Best Buy Co., Inc.	300,000	13,806
Home Depot, Inc.	300,000	9,732
		435,084

ENERGY — 6.04%
Schlumberger Ltd.	1,240,000	130,200
EOG Resources, Inc.	600,000	43,398
Royal Dutch Shell PLC, Class A (ADR)	500,000	41,090
ConocoPhillips	300,000	26,331
Marathon Oil Corp.	332,700	18,971
Exxon Mobil Corp.	200,000	18,512
Spectra Energy Corp	130,000	3,182
		281,684

CONSUMER STAPLES — 5.80%
Wal-Mart Stores, Inc.	3,600,000	157,140
Walgreen Co.	1,230,000	58,105
PepsiCo, Inc.	443,700	32,506
Avon Products, Inc.	400,000	15,012
Kimberly-Clark Corp.	55,000	3,864
H.J. Heinz Co.	80,000	3,696
		270,323

TELECOMMUNICATION SERVICES — 3.72%
AT&T Inc.	3,281,250	138,830
Sprint Nextel Corp., Series 1	1,350,000	25,650
Verizon Communications Inc.	200,000	8,856
		173,336

MATERIALS — 0.79%
Air Products and Chemicals, Inc.	200,000	19,552
E.I. du Pont de Nemours and Co.	350,000	17,346
		36,898

UTILITIES — 0.78%
FPL Group, Inc.	400,000	24,352
Xcel Energy Inc.	250,000	5,385
Duke Energy Corp.	260,000	4,859
FirstEnergy Corp.	25,901	1,641
		36,237

MISCELLANEOUS — 2.90%
Other common stocks in initial period of acquisition		135,344

Total common stocks (cost: $3,480,265,000)		4,357,814

	Principal amount
Short-term securities — 7.13%	(000)

Federal Farm Credit Banks 4.68%–4.90% due 10/10–11/1/2007	$78,000	77,759
Freddie Mac 4.90%–4.95% due 11/19–12/3/2007	40,100	39,808
Abbott Laboratories 4.97%–5.23% due 10/16/2007[2]	26,600	26,539
E.I. duPont de Nemours and Co. 5.00%–5.23% due 10/12–10/16/2007[2]	25,500	25,453
Federal Home Loan Bank 4.565%–4.873% due 10/26–12/26/2007	25,400	25,224
Procter & Gamble International Funding S.C.A. 4.78%–5.21% due 10/3–12/5/2007[2]	23,300	23,149
Three Pillars Funding, LLC 5.30%–5.60% due 10/1/2007[2]	21,100	21,088
Jupiter Securitization Co., LLC 6.30% due 10/16/2007[2]	15,000	14,958
Coca-Cola Co. 4.72% due 11/9/2007[2]	15,000	14,921
AT&T Inc. 4.75% due 10/31/2007[2]	14,100	14,042
Johnson & Johnson 5.00% due 11/19/2007[2]	13,100	12,998
3M Co. 5.00% due 10/16/2007	10,300	10,277
FCAR Owner Trust I 6.30% due 10/12/2007	9,000	8,981
Fannie Mae 4.86% due 11/6/2007	7,000	6,965
Wal-Mart Stores Inc. 5.19% due 10/2/2007[2]	4,400	4,399
Variable Funding Capital Corp. 5.90% due 11/16/2007[2]	3,800	3,771
International Bank for Reconstruction and Development 5.12% due 10/11/2007	2,100	2,097

Total short-term securities (cost: $332,404,000)		332,429

Total investment securities (cost: $3,812,669,000)		4,690,243
Other assets less liabilities		(28,134)

Net assets		$4,662,109

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to institutional buyers. The total value of all such securities was $161,318,000, which represented 3.46% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$939,081
Gross unrealized depreciation on investment securities	(63,573)
Net unrealized appreciation on investment securities	875,508
Cost of investment securities for federal income tax purposes	3,814,735

Global Growth and Income Fund
Investment portfolio

September 30, 2007
unaudited

Common stocks — 81.86%	Shares	Market value (000)

MATERIALS — 15.77%
Freeport-McMoRan Copper & Gold Inc.	367,100	$38,505
Yamana Gold Inc.	3,250,000	38,464
MeadWestvaco Corp.	1,150,000	33,959
Newmont Mining Corp.	700,000	31,311
Barrick Gold Corp.	650,000	26,182
Sterlite Industries (India) Ltd. (ADS)	625,100	11,564
Sterlite Industries (India) Ltd.	500,000	9,441
Newcrest Mining Ltd.	675,000	16,759
Anglo American PLC	220,575	14,721
Evraz Group SA (GDR)	220,000	13,926
Bayer AG, non-registered shares	166,000	13,214
Gold Fields Ltd.	500,000	9,055
UPM-Kymmene Corp.	218,200	5,278
Nitto Denko Corp.	100,000	4,653
Impala Platinum Holdings Ltd.	88,444	3,097
Dow Chemical Co.	31,600	1,361
Mondi PLC	33,125	315
Mondi Ltd.	13,250	132
		271,937

FINANCIALS — 14.43%
Cathay Financial Holding Co., Ltd.	6,937,624	16,414
Citigroup Inc.	350,000	16,335
AEON Credit Service (Asia) Co. Ltd.	1,400,000	15,065
Industrial and Commercial Bank of China Ltd., Class H	18,910,000	13,263
Wachovia Corp.	250,000	12,537
National Bank of Greece SA	185,000	11,793
Urban Corp.	700,000	11,363
Mitsubishi UFJ Financial Group, Inc.[1]	1,110	10,079
Countrywide Financial Corp.	530,000	10,075
AXA SA	213,222	9,542
Banco Santander, SA	470,000	9,136
BOC Hong Kong (Holdings) Ltd.	3,510,000	8,899
AFLAC Inc.	143,500	8,185
Berkshire Hathaway Inc., Class B2	1,820	7,193
Westfield Group	370,000	7,119
ING Groep NV, depository receipts	160,000	7,103
Fubon Financial Holding Co., Ltd.	8,000,000	6,828
Sumitomo Mitsui Financial Group, Inc.	873	6,808
Fairfax Financial Holdings Ltd.	27,000	6,596
Sun Hung Kai Properties Ltd.	378,000	6,373
AEON Mall Co., Ltd.	178,000	5,444
Commerzbank U.S. Finance, Inc.	132,686	5,372
JSC Kazkommertsbank (GDR)[2]	389,300	5,337
FirstRand Ltd.	1,650,000	5,319
Capitalia SpA	550,000	5,255
Hypo Real Estate Holding AG	72,000	4,095
JSC Halyk Bank of Kazakhstan (GDR)	128,449	2,582
JSC Halyk Bank of Kazakhstan (GDR)[3]	61,200	1,230
iStar Financial, Inc.	110,000	3,739
Macquarie International Infrastructure Fund Ltd.	4,220,000	3,126
Fannie Mae	50,000	3,040
Allco Commercial REIT	3,523,800	2,515
UniCredito Italiano SpA	125,000	1,070
		248,830

INFORMATION TECHNOLOGY — 14.41%
Microsoft Corp.	2,350,000	69,231
International Business Machines Corp.	325,000	38,285
Nokia Corp.	503,400	19,139
Yahoo! Inc.[2]	667,000	17,902
STMicroelectronics NV	1,000,000	16,814
EMC Corp.[2]	747,000	15,537
Google Inc., Class A2	24,300	13,785
Trend Micro Inc.	229,000	9,917
High Tech Computer Corp.	552,500	8,102
Cisco Systems, Inc.[2]	201,180	6,661
Lite-On Technology Corp.	4,228,749	6,609
Brother Industries, Ltd.	500,000	6,404
Hynix Semiconductor Inc.[2]	180,000	6,159
Advanced Micro Devices, Inc.[2]	350,000	4,620
Hon Hai Precision Industry Co., Ltd.	491,280	3,704
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	270,103	2,733
Tyco Electronics Ltd.	44,025	1,560
Quanta Computer Inc.	902,996	1,420
		248,582

CONSUMER DISCRETIONARY — 9.42%
LG Electronics Inc.	250,000	23,366
Macquarie Communications Infrastructure Group[2,4]	2,000,000	10,800
Macquarie Communications Infrastructure Group	1,554,291	8,393
Toyota Motor Corp.	192,000	11,342
McDonald’s Corp.	200,000	10,894
News Corp., Class A	425,000	9,346
Kohl’s Corp.[2]	150,000	8,600
Lowe’s Companies, Inc.	300,000	8,406
Honda Motor Co., Ltd.	231,000	7,769
NOK Corp.	358,300	7,680
Carphone Warehouse Group PLC	1,060,000	7,551
General Motors Corp.	205,000	7,524
Ford Motor Co.[2]	880,000	7,471
Virgin Media Inc.[2]	300,000	7,281
Yue Yuen Industrial (Holdings) Ltd.	2,000,000	5,984
Target Corp.	76,500	4,863
Haseko Corp.[2]	1,605,000	3,846
SEGA SAMMY HOLDINGS INC.	279,000	3,719
Time Warner Inc.	150,000	2,754
Industria de Diseno Textil, SA	35,150	2,369
Pioneer Corp.	133,000	1,633
Yamaha Corp.	40,000	897
		162,488

TELECOMMUNICATION SERVICES — 7.52%
Vodafone Group PLC	11,632,000	41,967
Vodafone Group PLC (ADR)	100,000	3,630
Verizon Communications Inc.	400,000	17,712
Koninklijke KPN NV	1,000,000	17,356
Telekomunikacja Polska SA	1,750,000	13,877
Chunghwa Telecom Co., Ltd. (ADR)	687,500	12,705
Hutchison Telecommunications International Ltd.	7,000,000	9,729
AT&T Inc.	150,000	6,347
France Télécom SA	110,700	3,708
Tele Norte Leste Participações SA, preferred nominative	117,200	2,658
		129,689

INDUSTRIALS — 6.97%
General Electric Co.	600,000	24,840
ALSTOM SA	100,000	20,332
Schneider Electric SA	123,500	15,604
Nippon Express Co., Ltd.	3,000,000	14,925
Outotec Oyj	165,000	11,648
Rickmers Maritime	8,750,000	9,545
Siemens AG	63,500	8,732
Toll Holdings Ltd.	600,000	6,975
Ryanair Holdings PLC (ADR)[2]	83,000	3,445
Asciano Ltd., units[2]	270,904	2,155
Tyco International Ltd.	44,025	1,952
		120,153

CONSUMER STAPLES — 5.56%
Koninklijke Ahold NV2	1,680,000	25,396
Shoppers Drug Mart Corp.	306,500	16,788
Diageo PLC	450,000	9,879
Scottish & Newcastle PLC	750,000	9,375
C&C Group PLC	1,000,000	8,271
Tesco PLC	805,000	7,228
Seven & I Holdings Co., Ltd.	250,000	6,437
Altria Group, Inc.	50,000	3,477
AEON CO., LTD.	230,000	3,253
Coca-Cola Co.	50,000	2,873
SABMiller PLC	100,000	2,845
		95,822

ENERGY — 3.41%
Saipem SpA, Class S	392,000	16,726
OAO Gazprom (ADR)	250,000	11,025
Oil and Gas Development Co. Ltd.	5,151,000	9,775
Chevron Corp.	98,500	9,218
Royal Dutch Shell PLC, Class A (ADR)	55,000	4,520
Royal Dutch Shell PLC, Class A	41,500	1,714
OAO TMK (GDR)	86,500	3,572
OAO TMK (GDR)[3]	54,359	2,245
		58,795

HEALTH CARE — 2.33%
Roche Holding AG	75,850	13,756
UnitedHealth Group Inc.	200,000	9,686
Novo Nordisk A/S, Class B	70,000	8,451
Schering-Plough Corp.	250,000	7,908
AstraZeneca PLC (United Kingdom)	7,300	365
		40,166

UTILITIES — 2.04%
SUEZ SA	200,000	11,780
AES Corp.[2]	535,700	10,735
E.ON AG	57,000	10,540
Hongkong Electric Holdings Ltd.	200,000	1,040
CLP Holdings Ltd.	150,000	1,038
		35,133

Total common stocks (cost: $1,285,444,000)		1,411,595

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Capitalia SpA, rights, expire 2007[2]	550,000	—

Total rights & warrants (cost: $0)		—

Convertible securities — 0.26%	Principal amount

FINANCIALS — 0.26%
Countrywide Financial Corp., Series A, 1.86% convertible debentures 2037[3,5]	$4,893,000	4,490

Total convertible securities (cost: $4,330,000)		4,490

	Principal amount
Bonds, notes & other debt instruments — 0.90%	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 0.75%
Brazil (Federal Republic of) 10.00% 2014[1]	BRL 9,200	4,717
Brazil (Federal Republic of) 10.00% 2017[1]	16,500	8,304
		13,021

CONSUMER STAPLES — 0.15%
Spectrum Brands, Inc., Term Loan B, 9.36% 2013[5,6]	$2,444	2,412
Spectrum Brands, Inc., Term Loan B, Letter of Credit, 5.515% 2013[5,6]	125	124
		2,536

Total bonds, notes & other debt instruments (cost: $15,823,000)		15,557

Short-term securities — 16.60%

American Honda Finance Corp. 5.25% due 10/22/2007	23,200	23,125
Park Avenue Receivables Co., LLC 5.25% due 11/2/2007[3]	22,400	22,285
Federal Home Loan Bank 4.73% due 12/14/2007	21,000	20,814
Statoil ASA 4.90% due 10/22/2007[3]	20,400	20,339
Electricité de France 4.80% due 11/15/2007	20,000	19,877
BP Capital Markets America Inc. 4.74%-4.77% due 11/5-11/26/2007[3]	19,400	19,276
Danske Corp. 5.35% due 12/19/2007[3]	19,400	19,176
Variable Funding Capital Corp. 5.67% due 10/5/2007[3]	15,600	15,588
Dexia Delaware LLC 5.045%-5.06% due 11/5/2007	13,300	13,228
Thunder Bay Funding, LLC 6.13%-6.25% due 10/26-12/7/2007[3]	13,200	13,135
Freddie Mac 4.95% due 11/19/2007	12,600	12,521
Bank of Ireland 5.27% due 10/11/2007[3]	12,000	11,981
GlaxoSmithKline Finance PLC 4.77% due 11/27/2007[3]	10,400	10,316
Nestlé Capital Corp. 5.26% due 10/10/2007[3]	10,100	10,085
Liberty Street Funding Corp. 5.30% due 10/2/2007[3]	10,000	9,997
AstraZeneca PLC 5.26% due 10/17/2007	10,000	9,976
Procter & Gamble International Funding S.C.A. 5.24% due 10/15/2007[3]	8,000	7,982
UBS Finance (Delaware) LLC 5.47% due 11/13/2007	7,750	7,698
ING (U.S.) Funding LLC 5.56% due 11/5/2007	5,800	5,768
CBA (Delaware) Finance Inc. 5.67% due 11/6/2007	5,500	5,468
Société Générale North America, Inc. 5.80% due 10/1/2007	5,000	4,999
Canadian Imperial Holdings Inc. 5.58% due 11/9/2007[7]	2,700	2,683

Total short-term securities (cost: $286,292,000)		286,317

Total investment securities (cost: $1,591,889,000)		1,717,959
Other assets less liabilities		6,482

Net assets		$1,724,441

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $23,100,000.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $168,125,000, which represented 9.75% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/23/2007 with a cost of $10,154,000) may be subject to legal or contractual restrictions on resale.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
ADS = American Depositary Shares
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$179,746
Gross unrealized depreciation on investment securities	(54,175)
Net unrealized appreciation on investment securities	125,571
Cost of investment securities for federal income tax purposes	1,592,388

Growth-Income Fund
Investment portfolio

September 30, 2007
unaudited

Common stocks — 91.38%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 21.45%
Oracle Corp.[1]	39,355,000	$852,036
Cisco Systems, Inc.[1]	16,840,000	557,572
Microsoft Corp.	18,705,000	551,049
Intel Corp.	20,245,000	523,536
Nokia Corp.	11,590,000	440,650
Nokia Corp. (ADR)	1,670,300	63,355
International Business Machines Corp.	3,725,000	438,805
Hewlett-Packard Co.	7,800,000	388,362
Google Inc., Class A1	675,000	382,907
Yahoo! Inc.[1]	12,270,000	329,327
Flextronics International Ltd.[1]	20,500,000	229,190
Texas Instruments Inc.	4,700,000	171,973
Motorola, Inc.	8,612,500	159,590
Samsung Electronics Co., Ltd.	205,154	128,950
Linear Technology Corp.	3,500,000	122,465
Xilinx, Inc.	4,000,000	104,560
Seagate Technology	3,900,000	99,762
Taiwan Semiconductor Manufacturing Co. Ltd.	46,082,875	89,821
Symantec Corp.[1]	4,600,000	89,148
Hoya Corp.	2,550,000	87,096
EMC Corp.[1]	3,875,000	80,600
Maxim Integrated Products, Inc.	2,700,000	79,245
Automatic Data Processing, Inc.	1,455,000	66,828
Dell Inc.[1]	2,400,000	66,240
Analog Devices, Inc.	1,750,000	63,280
KLA-Tencor Corp.	1,000,000	55,780
Tyco Electronics Ltd.[1]	1,415,050	50,135
Applied Materials, Inc.	2,000,000	41,400
Micron Technology, Inc.[1]	3,500,000	38,850
Western Union Co.	1,650,000	34,601
ASML Holding NV1	1,000,000	33,157
Microchip Technology Inc.	820,000	29,782
Advanced Micro Devices, Inc.[1]	2,000,000	26,400
Solectron Corp.[1]	6,000,000	23,400
Jabil Circuit, Inc.	1,000,000	22,840
Altera Corp.	700,000	16,856
Sanmina-SCI Corp.[1]	2,250,000	4,770
		6,544,318

HEALTH CARE — 12.67%
Amgen Inc.[1]	5,662,200	320,311
Aetna Inc.	5,700,000	309,339
Roche Holding AG	1,613,000	292,529
Cardinal Health, Inc.	4,450,000	278,259
Bristol-Myers Squibb Co.	9,260,000	266,873
Medtronic, Inc.	4,450,000	251,024
Abbott Laboratories	4,456,800	238,974
Merck & Co., Inc.	3,500,000	180,915
Schering-Plough Corp.	5,294,800	167,475
CIGNA Corp.	3,000,000	159,870
Eli Lilly and Co.	2,735,000	155,704
Genentech, Inc.[1]	1,910,000	149,018
Pfizer Inc	5,260,000	128,502
Medco Health Solutions, Inc.[1]	1,400,000	126,546
Novo Nordisk A/S, Class B	1,000,000	120,733
Biogen Idec Inc.[1]	1,800,000	119,394
St. Jude Medical, Inc.[1]	2,500,000	110,175
UnitedHealth Group Inc.	2,160,000	104,609
Covidien Ltd.[1]	2,286,325	94,882
Smith & Nephew PLC	7,639,700	93,307
WellPoint, Inc.[1]	1,000,000	78,920
AstraZeneca PLC (ADR)	678,400	33,967
AstraZeneca PLC (Sweden)	242,000	12,145
Boston Scientific Corp.[1]	2,768,324	38,618
McKesson Corp.	300,000	17,637
Johnson & Johnson	200,000	13,140
FoxHollow Technologies, Inc.[1]	145,000	3,828
		3,866,694

FINANCIALS — 12.62%
Fannie Mae	10,588,500	643,887
American International Group, Inc.	8,200,000	554,730
Citigroup Inc.	11,240,000	524,571
Bank of America Corp.	8,085,000	406,433
Capital One Financial Corp.	3,350,000	222,540
JPMorgan Chase & Co.	4,147,900	190,057
Freddie Mac	2,735,200	161,404
Bank of New York Mellon Corp.	3,372,655	148,869
SLM Corp.	2,972,500	147,644
Countrywide Financial Corp.	6,400,000	121,664
XL Capital Ltd., Class A	1,380,000	109,296
HSBC Holdings PLC (United Kingdom) (ADR)	1,086,050	100,568
Washington Mutual, Inc.	2,440,550	86,176
Marsh & McLennan Companies, Inc.	2,955,000	75,352
Banco Santander, SA	3,750,000	72,892
Wachovia Corp.	1,330,419	66,721
Genworth Financial, Inc., Class A	1,800,000	55,314
Travelers Companies, Inc.	826,900	41,626
Allstate Corp.	635,000	36,316
MGIC Investment Corp.	1,055,000	34,087
Wells Fargo & Co.	920,000	32,770
Credit Suisse Group	295,454	19,621
		3,852,538

CONSUMER DISCRETIONARY — 9.52%
Lowe’s Companies, Inc.	16,960,000	475,219
Target Corp.	5,760,700	366,208
Time Warner Inc.	16,800,000	308,448
Magna International Inc., Class A	2,295,100	221,041
News Corp., Class A	9,515,200	209,239
Carnival Corp., units	3,982,100	192,853
Best Buy Co., Inc.	3,900,000	179,478
Carnival PLC	2,750,000	131,201
Vivendi SA	2,600,000	109,753
Royal Caribbean Cruises Ltd.	2,770,000	108,113
Walt Disney Co.	3,000,000	103,170
Expedia, Inc.[1]	3,000,000	95,640
Harley-Davidson, Inc.	1,950,000	90,109
XM Satellite Radio Holdings Inc., Class A1	5,100,000	72,267
VF Corp.	800,000	64,600
Gentex Corp.	3,000,000	64,320
Mattel, Inc.	1,400,000	32,844
Ross Stores, Inc.	1,000,000	25,640
Kohl’s Corp.[1]	428,800	24,583
Home Depot, Inc.	600,000	19,464
Toyota Motor Corp.	200,000	11,815
		2,906,005

ENERGY — 9.10%
Schlumberger Ltd.	5,825,000	611,625
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	164,360
Royal Dutch Shell PLC, Class B (ADR)	1,480,391	121,540
Royal Dutch Shell PLC, Class B	139,816	5,750
Baker Hughes Inc.	2,659,000	240,294
Chevron Corp.	2,563,200	239,865
Marathon Oil Corp.	4,200,000	239,484
Halliburton Co.	6,030,000	231,552
Petro-Canada	2,600,000	149,458
Murphy Oil Corp.	2,000,000	139,780
Devon Energy Corp.	1,340,000	111,488
Exxon Mobil Corp.	1,150,000	106,444
EOG Resources, Inc.	1,300,000	94,029
ConocoPhillips	1,000,000	87,770
BP PLC	7,500,000	87,002
Husky Energy Inc.	1,900,000	79,326
Hess Corp.	1,000,000	66,530
		2,776,297

INDUSTRIALS — 8.80%
General Electric Co.	15,800,000	654,120
United Technologies Corp.	4,075,000	327,956
United Parcel Service, Inc., Class B	3,800,000	285,380
Avery Dennison Corp.	3,635,000	207,268
General Dynamics Corp.	2,100,000	177,387
Norfolk Southern Corp.	3,326,500	172,679
Southwest Airlines Co.	10,945,000	161,986
Tyco International Ltd.	2,736,325	121,328
3M Co.	1,200,000	112,296
Waste Management, Inc.	2,150,000	81,141
Emerson Electric Co.	1,400,000	74,508
Pitney Bowes Inc.	1,552,200	70,501
Illinois Tool Works Inc.	1,180,600	70,411
Ingersoll-Rand Co. Ltd., Class A	1,290,000	70,266
Lockheed Martin Corp.	600,000	65,094
Allied Waste Industries, Inc.[1]	2,536,800	32,344
		2,684,665

CONSUMER STAPLES — 6.55%
PepsiCo, Inc.	4,850,000	355,311
Avon Products, Inc.	6,002,400	225,270
Molson Coors Brewing Co., Class B	2,215,000	220,769
Altria Group, Inc.	2,725,000	189,469
Wal-Mart Stores, Inc.	3,820,000	166,743
Walgreen Co.	3,318,800	156,780
Wm. Wrigley Jr. Co.	1,800,000	115,614
Nestlé SA	250,000	112,328
L’Oréal SA	820,000	107,585
Kraft Foods Inc., Class A	3,025,000	104,393
Sara Lee Corp.	5,000,000	83,450
Kellogg Co.	1,378,300	77,185
ConAgra Foods, Inc.	2,500,000	65,325
Kimberly-Clark Corp.	280,000	19,673
		1,999,895

TELECOMMUNICATION SERVICES — 3.67%
Telephone and Data Systems, Inc.	2,850,700	190,284
Telephone and Data Systems, Inc., Special Common Shares	2,300,900	142,656
AT&T Inc.	7,122,325	301,346
Sprint Nextel Corp., Series 1	11,824,700	224,669
Qwest Communications International Inc.[1]	20,710,200	189,705
Verizon Communications Inc.	1,500,000	66,420
Embarq Corp.	57,500	3,197
		1,118,277

MATERIALS — 2.37%
Air Products and Chemicals, Inc.	2,660,000	260,042
Barrick Gold Corp.	2,550,000	102,714
Newmont Mining Corp.	1,650,000	73,804
International Paper Co.	1,950,000	69,947
E.I. du Pont de Nemours and Co.	1,300,000	64,428
Monsanto Co.	633,000	54,273
Weyerhaeuser Co.	750,000	54,225
Sealed Air Corp.	1,420,000	36,295
MeadWestvaco Corp.	258,200	7,625
		723,353

UTILITIES — 1.36%
Exelon Corp.	1,935,000	145,821
Dominion Resources, Inc.	1,250,000	105,375
Public Service Enterprise Group Inc.	800,000	70,392
FirstEnergy Corp.	650,000	41,171
FPL Group, Inc.	600,000	36,528
Duke Energy Corp.	665,000	12,429
American Electric Power Co., Inc.	67,900	3,129
		414,845

MISCELLANEOUS — 3.27%
Other common stocks in initial period of acquisition		999,172

Total common stocks (cost: $20,879,001,000)		27,886,059

	Principal amount	Market value
Convertible securities — 0.10%	(000)	(000)

CONSUMER DISCRETIONARY — 0.10%
Ford Motor Co. 4.25% convertible notes 2036	$25,000	$29,344

Total convertible securities (cost: $27,484,000)		29,344

Bonds, notes & other debt instruments — 0.04%

CONSUMER DISCRETIONARY — 0.04%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	13,300	13,400

Total bonds, notes & other debt instruments (cost: $12,583,000)		13,400

Short-term securities — 8.31%

Federal Home Loan Bank 4.565%–5.13% due 10/5/2007–3/14/2008	311,500	309,855
Freddie Mac 4.83%–5.115% due 10/19–11/26/2007	242,775	241,721
Wal-Mart Stores Inc. 4.72%–5.215% due 10/2–12/26/2007[2]	234,700	233,320
Procter & Gamble International Funding S.C.A 4.75%–5.23% due 10/16–12/18/2007[2]	182,800	181,501
Variable Funding Capital Corp. 5.07%–5.90% due 10/4–11/2/2007[2]	137,900	137,519
Park Avenue Receivables Co., LLC 5.14%–5.55% due 10/22–11/26/2007[2]	79,400	78,778
JPMorgan Chase & Co. 4.95% due 3/24/2008	50,000	48,756
Citigroup Funding Inc. 5.245% due 10/30/2007	60,000	59,730
CAFCO, LLC 5.05% due 12/20/2007[2]	50,000	49,392
AT&T Inc. 4.75% due 10/31–12/4/2007[2]	103,500	102,811
Honeywell International Inc. 5.00%–5.27% due 10/12–11/20/2007[2]	100,000	99,345
FCAR Owner Trust I 5.26%–5.28% due 10/15/2007	92,900	92,683
Fannie Mae 4.65%–5.14% due 10/17–11/7/2007	85,081	84,745
Abbott Laboratories 4.75%–5.20% due 10/24–10/26/2007[2]	81,700	81,417
NetJets Inc. 4.75%–5.23% due 10/23–11/19/2007[2]	75,300	74,944
Coca-Cola Co. 4.72%–5.25% due 12/3–12/14/2007[2]	68,100	67,405
American General Finance Corp. 5.20% due 10/3/2007	35,000	34,985
International Lease Finance Corp. 5.23% due 10/22–10/30/2007	25,270	25,177
Hewlett–Packard Co. 4.75%–4.83% due 10/26–12/12/2007[2]	52,400	52,076
Private Export Funding Corp. 4.75%–5.20% due 10/12/2007–1/25/2008[2]	52,000	51,530
General Electric Capital Services, Inc. 5.24% due 10/18/2007	50,000	49,871
Target Corp. 4.75%–4.77% due 10/29–10/30/2007	50,000	49,805
Bank of America Corp. 5.45% due 12/14/2007	50,000	49,457
Three Pillars Funding, LLC 5.20%–5.60% due 10/1–10/15/2007[2]	35,400	35,349
Paccar Financial Corp. 5.21% due 10/11/2007	32,600	32,548
Johnson & Johnson 4.98% due 10/23/2007[2]	30,990	30,891
McCormick & Co., Inc. 5.17% due 11/30/2007[2]	30,000	29,735
Federal Farm Credit Banks 4.88% due 10/22/2007	25,000	24,925
Caterpillar Financial Services Corp. 5.20% due 10/2/2007	24,375	24,368
E.I. duPont de Nemours and Co. 5.23% due 10/12/2007[2]	20,000	19,965
Prudential Funding, LLC 5.24% due 10/16/2007	20,000	19,953
John Deere Capital Corp. 5.21% due 10/23/2007[2]	20,000	19,933
IBM Corp. 5.13% due 10/31/2007[2]	16,300	16,228
Brown-Forman Corp. 4.80% due 10/16/2007[2]	15,000	14,968
Illinois Tool Works Inc. 4.75% due 10/1/2007	11,700	11,695

Total short-term securities (cost: $2,537,450,000)		2,537,381

Total investment securities (cost: $23,456,518,000)		30,466,184
Other assets less liabilities		51,453

Net assets		$30,517,637

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,377,107,000, which represented 4.51% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,339,908
Gross unrealized depreciation on investment securities	(350,478)
Net unrealized appreciation on investment securities	6,989,430
Cost of investment securities for federal income tax purposes	23,476,754

Asset Allocation Fund
Investment portfolio

September 30, 2007
unaudited

Common stocks — 69.21%	Shares	Market value (000)

ENERGY — 10.37%
Schlumberger Ltd.	2,059,800	$216,279
Suncor Energy Inc.	1,965,871	187,043
Chevron Corp.	1,584,328	148,261
Petro-Canada	2,150,000	123,590
Marathon Oil Corp.	1,200,000	68,424
Rosetta Resources Inc.[1,2,3]	2,970,000	54,470
Cameco Corp.	1,042,800	48,191
Arch Coal, Inc.	1,000,000	33,740
CONSOL Energy Inc.	395,000	18,407
Baker Hughes Inc.	200,000	18,074
Murphy Oil Corp.	200,000	13,978
EOG Resources, Inc.	150,000	10,850
Energy XXI (Bermuda) Ltd.[3,4]	1,108,618	5,765
CNX Gas Corp.[3,4]	125,000	3,596
		950,668

FINANCIALS — 10.14%
Fannie Mae	4,370,000	265,740
Freddie Mac	1,450,000	85,565
Citigroup Inc.	1,700,000	79,339
JPMorgan Chase & Co.	1,500,000	68,730
Bank of America Corp.	1,250,000	62,838
Société Générale	350,000	58,738
Bank of New York Mellon Corp.	1,200,000	52,968
AMP Ltd.	4,925,000	46,028
Allied Irish Banks, PLC	1,815,000	44,002
Marshall & Ilsley Corp.	1,000,000	43,770
Commerce Bancorp, Inc.	1,000,000	38,780
Wells Fargo & Co.	1,000,000	35,620
T. Rowe Price Group, Inc.	600,000	33,414
Berkshire Hathaway Inc., Class A3	120	14,221
		929,753

INFORMATION TECHNOLOGY — 9.68%
Microsoft Corp.	6,350,000	187,071
Nokia Corp. (ADR)	3,360,000	127,445
Cisco Systems, Inc.[3]	3,000,000	99,330
International Business Machines Corp.	800,000	94,240
Hewlett-Packard Co.	1,500,000	74,685
Oracle Corp.[3]	3,000,000	64,950
Intel Corp.	2,500,000	64,650
Avnet, Inc.[3]	1,400,000	55,804
Yahoo! Inc.[3]	1,500,000	40,260
Kyocera Corp.	380,000	35,659
CDW Corp.[3]	300,000	26,160
Google Inc., Class A3	20,000	11,345
DataPath, Inc.[2,3,5]	1,189,763	5,949
		887,548

HEALTH CARE — 7.84%
Medtronic, Inc.	2,450,000	138,205
Wyeth	2,100,000	93,555
Johnson & Johnson	1,300,000	85,410
Endo Pharmaceuticals Holdings Inc.[3]	2,500,000	77,525
Abbott Laboratories	1,300,000	69,706
Eli Lilly and Co.	1,200,000	68,316
Bristol-Myers Squibb Co.	2,000,000	57,640
Roche Holding AG	271,780	49,289
Amgen Inc.[3]	750,000	42,427
Schering-Plough Corp.	1,000,000	31,630
Cardinal Health, Inc.	80,200	5,015
		718,718

CONSUMER DISCRETIONARY — 6.80%
Lowe’s Companies, Inc.	4,110,000	115,162
Johnson Controls, Inc.	800,000	94,488
Best Buy Co., Inc.	1,705,350	78,480
Target Corp.	1,150,000	73,106
Carnival Corp., units	1,200,000	58,116
Kohl’s Corp.[3]	900,000	51,597
Pinnacle Entertainment, Inc.[3]	1,575,000	42,887
Fortune Brands Inc.	500,000	40,745
Magna International Inc., Class A	320,000	30,819
MGM Mirage, Inc.[3]	300,000	26,832
Toyota Motor Corp.	180,000	10,634
		622,866

INDUSTRIALS — 6.67%
Boeing Co.	1,650,000	173,233
Deere & Co.	640,000	94,989
General Electric Co.	2,250,000	93,150
Raytheon Co.	1,040,000	66,373
Mitsubishi Corp.	2,000,000	63,431
UAL Corp.[3]	1,002,469	46,645
AMR Corp.[3]	1,000,000	22,290
Grafton Group PLC, units[3]	1,760,000	19,713
ITT Corp.	200,000	13,586
FedEx Corp.	125,000	13,094
DigitalGlobe Inc.[2,3,5]	1,225,858	4,903
		611,407

MATERIALS — 5.39%
BHP Billiton Ltd.	4,615,000	182,304
Newmont Mining Corp.	2,365,000	105,787
Rio Tinto PLC	727,572	62,880
Alcoa Inc.	1,500,000	58,680
E.I. du Pont de Nemours and Co.	1,000,000	49,560
Weyerhaeuser Co.	480,000	34,704
		493,915

CONSUMER STAPLES — 3.91%
Altria Group, Inc.	2,300,000	159,919
Coca-Cola Co.	1,550,000	89,078
PepsiCo, Inc.	1,000,000	73,260
C&C Group PLC	4,327,519	35,795
		358,052

TELECOMMUNICATION SERVICES — 2.91%
Vodafone Group PLC	20,000,000	72,156
Sprint Nextel Corp., Series 1	3,300,000	62,700
Verizon Communications Inc.	1,200,000	53,136
Telephone and Data Systems, Inc., Special Common Shares	575,000	35,650
KDDI Corp.	3,400	25,240
AT&T Inc.	400,000	16,924
American Tower Corp., Class A3	7,045	307
COLT Telecom Group SA3	51,200	178
		266,291

UTILITIES — 1.19%
Reliant Energy, Inc.[3]	3,250,000	83,200
KGen Power Corp.[2,3,5]	1,339,516	25,451
		108,651

MISCELLANEOUS — 4.31%
Other common stocks in initial period of acquisition		395,180

Total common stocks (cost: $4,660,406,000)		6,343,049

Preferred stocks — 0.11%

FINANCIALS — 0.11%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[7]	4,925,000	4,690
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[4,7]	2,025,000	2,063
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[4,7]	150,000	153
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,7]	1,755,000	1,563
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	60,000	1,507

Total preferred stocks (cost: $10,236,000)		9,976

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 2010[3,4,5]	2,250	0

Total rights & warrants (cost: $117,000)		0

	Principal amount
Bonds, notes & other debt instruments — 21.08%	(000)

MORTGAGE-BACKED OBLIGATIONS[6]— 6.28%
Fannie Mae 7.00% 2009	$13	13
Fannie Mae 4.89% 2012[5]	10,000	9,611
Fannie Mae 4.00% 2015	6,131	5,978
Fannie Mae 5.50% 2017	2,505	2,520
Fannie Mae 5.00% 2018	6,563	6,468
Fannie Mae 5.50% 2020	12,249	12,247
Fannie Mae 6.00% 2021	610	618
Fannie Mae 6.00% 2021	478	484
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	4,559	4,417
Fannie Mae 6.00% 2026	3,941	3,966
Fannie Mae 5.50% 2033	9,210	9,065
Fannie Mae 5.50% 2033	5,599	5,506
Fannie Mae 4.50% 2035	18,427	17,102
Fannie Mae 4.50% 2035	4,306	3,997
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	928	691
Fannie Mae 5.50% 2036	4,390	4,306
Fannie Mae 6.00% 2036	19,290	19,326
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,309	3,385
Fannie Mae 5.50% 2037	17,467	17,123
Fannie Mae 6.00% 2037	43,797	43,878
Fannie Mae 6.00% 2037[5]	4,836	4,803
Fannie Mae 6.50% 2037	2,231	2,254
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	802	831
Freddie Mac 6.50% 2016	872	890
Freddie Mac 5.00% 2018	2,271	2,237
Freddie Mac 6.00% 2026	22,065	22,214
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	833	869
Freddie Mac 5.00% 2035	3,111	2,977
Freddie Mac, Series 3233, Class PA, 6.00% 2036	6,031	6,120
Freddie Mac, Series 3312, Class PA, 5.50% 2037	5,925	5,865
Freddie Mac 6.00% 2037	29,920	29,960
Freddie Mac 6.00% 2037	1,469	1,471
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	13,864	13,254
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,534	3,377
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	6,652	6,470
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	6,453	6,339
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.662% 2036[7]	6,236	6,181
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	5,658	5,502
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	10,018	10,030
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035[5]	4,127	3,985
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.879% 2047[7]	15,564	15,442
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.933% 2036[7]	13,789	13,644
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[7]	6,167	6,152
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	3,480	3,384
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	7,730	7,555
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.249% 2036[7]	4,919	4,979
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[5]	3,078	3,044
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	16,190	15,711
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[7]	12,000	11,947
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.066% 2045[7]	2,625	2,674
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	9,778	9,853
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	3,957	3,934
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[7]	4,000	3,857
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 2044[7]	10,000	9,798
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	2,002	1,947
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,250	3,255
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,735	1,716
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	1,174	1,172
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,163
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	5,910	5,867
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,855
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4,5]	3,125	3,084
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[4,5]	2,125	2,077
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[4,5]	1,875	1,799
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[4,5]	2,725	2,608
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[4,5]	2,950	2,775
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[7]	853	836
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.554% 2034[7]	3,221	3,177
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.824% 2037[7]	4,986	4,882
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	8,250	8,236
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.625% 2035[7]	6,823	6,698
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.934% 2036[7]	766	773
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,037
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,193
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	6,270	6,200
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	3,800	3,733
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[4,5]	1,800	1,771
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[4,5]	700	686
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.847% 2036[7]	2,597	2,543
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.909% 2036[7]	3,514	3,505
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,007
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[7]	2,000	1,991
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,657
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[4,5]	4,000	3,994
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[4,5]	1,460	1,435
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[4,5]	4,000	3,964
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[4,5]	335	323
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[4,5]	335	320
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[4,5]	335	319
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[4,5]	335	312
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[7]	5,000	5,023
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,000	4,969
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	4,402	4,341
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	4,103	4,056
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[5]	4,000	4,037
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	1,729	1,681
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,870	1,850
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,482
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	3,463	3,422
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	2,956	3,036
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.965% 2034[7]	2,117	2,082
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,043	2,052
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	1,844	1,853
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[7]	1,320	1,320
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,165	1,150
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,043
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	995	1,036
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	627	626
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[4,5,7]	478	516
Government National Mortgage Assn. 8.50% 2021	57	62
		575,851

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 5.66%
U.S. Treasury 3.375% 2008	6,500	6,457
U.S. Treasury 3.625% 2009	10,000	9,940
U.S. Treasury 4.50% 2009	6,000	6,049
U.S. Treasury 3.875% 2010	164,000	163,308
U.S. Treasury 2.00% 2012[5,8]	10,265	10,195
U.S. Treasury 4.875% 2012	95,000	97,813
U.S. Treasury 7.25% 2016	2,000	2,382
U.S. Treasury 9.25% 2016	2,000	2,657
U.S. Treasury 8.875% 2017	5,000	6,665
U.S. Treasury 7.875% 2021	12,000	15,568
U.S. Treasury 6.625% 2027	35,000	42,541
U.S. Treasury 5.25% 2029	5,125	5,375
U.S. Treasury 4.50% 2036	35,000	33,190
Fannie Mae 5.25% 2012	30,000	30,566
Fannie Mae 6.25% 2029	5,375	6,036
Fannie Mae 7.25% 2030	12,000	15,108
Freddie Mac 4.875% 2008	1,170	1,171
Freddie Mac 5.25% 2011	30,000	30,744
Federal Home Loan Bank 5.125% 2013	10,000	10,161
Federal Home Loan Bank 5.625% 2016	17,375	17,855
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,987
CoBank ACB 6.294% 2022[4,7]	1,750	1,755
		518,523

CONSUMER DISCRETIONARY — 2.03%
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	6,250	6,313
Charter Communications Operating, LLC, Term Loan Facilities B, Delayed Draw, 7.13% 2014[6,7]	3,050	2,955
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[4]	2,750	2,778
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	2,240	2,279
Univision Communications, Inc., Second Lien Term Loan, 7.629% 2009[6,7]	1,000	993
Univision Communications, Inc., First Lien Term Loan B, 7.61% 2014[6,7]	610	579
Univision Communications Inc. 9.75% 2015[4,9]	5,025	4,925
Michaels Stores, Inc., Term Loan B, 7.625% 2013[6,7]	997	969
Michaels Stores, Inc. 10.00% 2014	3,575	3,682
Michaels Stores, Inc. 11.375% 2016	850	873
TL Acquisitions, Inc., Term Loan B, 7.95% 2014[6,7]	2,600	2,531
Thomson Learning 0%/13.25% 2015[4,10]	940	766
Thomson Learning 10.50% 2015[4]	2,150	2,134
Boyd Gaming Corp. 7.75% 2012	1,000	1,033
Boyd Gaming Corp. 6.75% 2014	1,100	1,084
Boyd Gaming Corp. 7.125% 2016	2,725	2,650
American Media Operations, Inc., Series B, 10.25% 2009	3,450	3,079
American Media Operations, Inc. 8.875% 2011	1,715	1,509
Hanesbrands Inc., Series B, 8.784% 2014[7]	4,585	4,585
Comcast Corp. 6.95% 2037	4,000	4,212
Cox Communications, Inc. 7.875% 2009	4,000	4,185
MGM MIRAGE 6.00% 2009	1,575	1,571
MGM MIRAGE 6.75% 2013	1,645	1,616
MGM MIRAGE 6.625% 2015	925	882
CanWest Media Inc., Series B, 8.00% 2012	3,477	3,425
CanWest MediaWorks Inc. 9.25% 2015[4]	500	508
Tenneco Automotive Inc. 8.625% 2014	3,865	3,913
Ford Motor Co. 6.50% 2018	3,007	2,436
Ford Motor Co. 8.875% 2022	1,925	1,665
Centex Corp. 5.25% 2015	3,285	2,799
Centex Corp. 6.50% 2016	1,090	996
Pulte Homes, Inc. 4.875% 2009	3,000	2,803
Pulte Homes, Inc. 7.875% 2011	1,000	958
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,772
R.H. Donnelley Corp. 8.875% 2017[4]	1,795	1,831
AOL Time Warner Inc. 7.625% 2031	3,125	3,409
Pinnacle Entertainment, Inc. 7.50% 2015[4]	3,500	3,329
Beazer Homes USA, Inc. 6.50% 2013	2,230	1,661
Beazer Homes USA, Inc. 6.875% 2015	2,120	1,579
Young Broadcasting Inc. 10.00% 2011	3,367	3,123
Neiman Marcus Group, Inc. 9.00% 2015[9]	2,900	3,103
Seneca Gaming Corp. 7.25% 2012	2,100	2,126
Seneca Gaming Corp., Series B, 7.25% 2012	950	962
Cablevision Systems Corp., Series B, 8.00% 2012	3,150	3,071
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	3,054
William Lyon Homes, Inc. 10.75% 2013	3,200	2,384
William Lyon Homes, Inc. 7.50% 2014	1,000	665
Education Management LLC and Education Management Finance Corp. 8.75% 2014	450	463
Education Management LLC and Education Management Finance Corp. 10.25% 2016	2,345	2,439
General Motors Corp. 7.125% 2013	3,105	2,857
Riddell Bell Holdings Inc. 8.375% 2012[5]	2,925	2,808
Radio One, Inc., Series B, 8.875% 2011	1,935	1,920
Radio One, Inc. 6.375% 2013	950	845
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,470	1,110
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,200	1,584
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,650	2,663
Idearc Inc. 8.00% 2016	2,625	2,632
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,250	2,559
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	2,450	2,487
Sun Media Corp. 7.625% 2013	2,000	1,975
Quebecor Media Inc. 7.75% 2016[4]	500	479
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,407
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,404
NTL Cable PLC 8.75% 2014	2,250	2,317
Toys “R” Us, Inc. 7.625% 2011	2,505	2,305
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,250	2,267
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,242
LBI Media, Inc. 8.50% 2017[4]	2,230	2,230
WDAC Intermediate Corp. 8.375% 2014[4]	1,675	1,675
WDAC Intermediate Corp. 8.50% 2014	€375	525
Warner Music Group 7.375% 2014	$2,500	2,187
Vidéotron Ltée 6.875% 2014	1,225	1,210
Vidéotron Ltée 6.375% 2015	1,000	945
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,250	2,115
DaimlerChrysler North America Holding Corp. 7.20% 2009	1,000	1,036
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,072
Grupo Posadas, SA de CV 8.75% 2011[4]	2,000	2,055
Bon-Ton Department Stores, Inc. 10.25% 2014	1,950	1,833
Standard Pacific Corp. 5.125% 2009	1,002	852
Standard Pacific Corp. 6.50% 2010	923	715
Standard Pacific Corp. 6.25% 2014	60	43
Standard Pacific Corp. 7.00% 2015	310	222
Mohegan Tribal Gaming Authority 6.375% 2009	1,280	1,280
Mohegan Tribal Gaming Authority 7.125% 2014	500	504
Sealy Mattress Co. 8.25% 2014	1,550	1,569
iesy Repository GmbH 10.125% 2015	€1,000	1,508
Toll Brothers Finance Corp. 5.95% 2013	$500	461
Toll Brothers, Inc. 4.95% 2014	800	702
Toll Brothers, Inc. 5.15% 2015	315	270
Technical Olympic USA, Inc. 9.00% 2010	585	366
Technical Olympic USA, Inc. 10.375% 2012	3,665	1,017
Liberty Media Corp. 8.25% 2030	1,375	1,354
Chrysler Financial, First Lien Term Loan, 9.36% 2012[6,7]	265	265
Chrysler Financial, Second Lien Term Loan, 11.86% 2013[6,7]	1,050	1,036
Claire’s Stores, Inc., Term Loan, 7.948% 2013[6,7]	1,347	1,263
News America Inc. 5.30% 2014	1,165	1,135
Local T.V. Finance LLC 9.25% 2015[4,9]	1,170	1,106
Delphi Corp. 6.50% 2013[11]	985	888
Meritage Homes Corp. 6.25% 2015	825	648
Limited Brands, Inc. 6.90% 2017	640	644
Carmike Cinemas, Inc., Term Loan B, 8.98% 2012[6,7]	469	469
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	375	378
Stoneridge, Inc. 11.50% 2012	2	2
		186,098

FINANCIALS — 1.78%
Washington Mutual, Inc. 5.25% 2017	2,000	1,839
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[4,7]	5,100	4,683
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[4,7]	7,100	6,664
Lazard Group LLC 7.125% 2015	4,880	4,936
Lazard Group LLC 6.85% 2017	2,275	2,242
TuranAlem Finance BV 8.50% 2015[5]	4,750	4,418
TuranAlem Finance BV 8.25% 2037[4]	1,750	1,531
HBOS PLC, Series B, 5.92% (undated)[4,7]	6,500	5,890
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,958
Prudential Holdings, LLC, Series C, 8.695% 2023[4,6]	3,000	3,692
Countrywide Home Loans, Inc., Series L, 3.25% 2008	725	699
Countrywide Financial Corp., Series A, 4.50% 2010	150	135
Countrywide Home Loans, Inc., Series L, 4.00% 2011	120	108
Countrywide Financial Corp., Series B, 5.80% 2012	4,520	4,241
Countrywide Financial Corp. 6.25% 2016	310	281
UniCredito Italiano SpA 5.584% 2017[4,7]	3,500	3,532
HVB Funding Trust III 9.00% 2031[4]	1,600	1,845
Barclays Bank PLC 7.434% (undated)[4,7]	4,640	4,940
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,953
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,904
International Lease Finance Corp. 4.35% 2008	1,500	1,483
American General Finance Corp., Series J, 6.50% 2017	3,000	3,043
Residential Capital Corp. 7.00% 2011[7]	5,250	4,282
SLM Corp., Series A, 5.00% 2015	5,000	4,200
BOI Capital Funding (No. 2) LP 5.571% (undated)[4,5,7]	4,500	4,178
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,7]	1,780	1,659
Sumitomo Mitsui Banking Corp. 6.078%[4,7]	2,600	2,417
BNP Paribas 7.195% (undated)[4,7]	4,000	3,991
E*TRADE Financial Corp. 8.00% 2011	1,575	1,575
E*TRADE Financial Corp. 7.875% 2015	2,560	2,381
Monumental Global Funding III 5.56% 2014[4,7]	4,000	3,895
Merrill Lynch & Co., Inc. 6.11% 2037	4,000	3,777
iStar Financial, Inc. 6.05% 2015	4,000	3,710
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	3,500	3,375
QBE Capital Funding II LP 6.797% (undated)[4,7]	3,250	3,192
Lehman Brothers Holdings Inc. 6.50% 2017	3,000	3,046
Liberty Mutual Group Inc. 6.50% 2035[4]	1,335	1,222
Liberty Mutual Group Inc. 7.50% 2036[4]	1,750	1,799
Allstate Corp., Series B, 6.125% 2067[7]	3,070	3,015
ZFS Finance (USA) Trust V 6.50% 2067[4,7]	3,000	2,905
Fifth Third Capital Trust IV 6.50% 2067[7]	3,000	2,886
AXA SA 6.379% (undated)[4,7]	3,000	2,713
Realogy Corp., Term Loan B, Letter of Credit, 5.32% 2013[6,7]	117	110
Realogy Corp., Term Loan B, 8.36% 2013[6,7]	682	642
Realogy Corp. 10.50% 2014[4]	2,275	1,945
Ford Motor Credit Co. 7.375% 2009	650	638
Ford Motor Credit Co. 7.375% 2011	2,000	1,918
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	2,560	2,524
Kimco Realty Corp. 5.70% 2017	2,495	2,416
Capmark Financial Group, Inc. 5.875% 2012[4]	2,600	2,370
Northern Rock PLC 5.60% (undated)[4,5,7]	200	135
Northern Rock PLC 6.594% (undated)[4,5,7]	3,200	2,160
FelCor Lodging LP 8.50% 2011[7]	2,072	2,196
HSBK (Europe) B.V. 7.25% 2017[4]	2,295	2,043
National Westminster Bank PLC 7.75% (undated)[7]	2,000	2,004
Charles Schwab Corp., Series A, 6.375% 2017	2,000	1,989
Simon Property Group, LP 5.875% 2017	2,000	1,959
Glen Meadow Pass Through Trust 6.505% 2067[4,5,7]	2,000	1,941
PNC Funding Corp., Series II, 6.113% (undated)[4,7]	1,800	1,727
CNA Financial Corp. 7.25% 2023	1,550	1,606
Assurant, Inc. 5.625% 2014	1,500	1,467
Plum Creek Timberlands, LP 5.875% 2015	1,500	1,461
Rouse Co. 6.75% 2013[4]	1,225	1,208
Hospitality Properties Trust 6.75% 2013	1,000	1,034
Federal Realty Investment Trust 6.125% 2007	1,000	1,000
Brandywine Operating Partnership, LP 5.75% 2012	1,000	994
Resona Bank, Ltd. 5.85% (undated)[4,7]	1,000	942
XL Capital Ltd., Series E, 6.50% (undated)[7]	1,000	936
ProLogis 5.625% 2015	525	504
Standard Chartered PLC 6.409% (undated)[4,7]	100	92
		163,196

INDUSTRIALS — 0.88%
Nielsen Finance LLC, Term Loan B, 7.61% 2013[6,7]	1,575	1,531
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	3,500	3,719
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[10]	6,050	4,265
DRS Technologies, Inc. 6.875% 2013	3,050	3,065
DRS Technologies, Inc. 6.625% 2016	850	844
DRS Technologies, Inc. 7.625% 2018	1,025	1,051
DAE Aviation Holdings, Inc., Term Loan B, 9.00% 2014[6,7]	1,500	1,500
DAE Aviation Holdings, Inc. 11.25% 2015[4]	3,200	3,360
Hawker Beechcraft 8.50% 2015[4]	525	538
Hawker Beechcraft 8.875% 2015[4,9]	3,865	3,904
Hawker Beechcraft 9.75% 2017[4]	350	359
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,6]	3,802	3,983
Allied Waste North America, Inc., Series B, 5.75% 2011	750	741
Allied Waste North America, Inc., Series B, 6.125% 2014	750	732
Allied Waste North America, Inc., Series B, 7.375% 2014	2,415	2,439
THL Buildco, Inc. 8.50% 2014	4,480	3,909
ARAMARK Corp., Term Loan B, 7.36% 2014[6,7]	2,446	2,403
ARAMARK Corp., Term Loan B, Letter of Credit, 7.36% 2014[6,7]	175	172
ARAMARK Corp. 8.50% 2015	1,125	1,153
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,278	3,409
Northwest Airlines, Inc., Term Loan B, 8.698% 2013[6,7]	1,063	1,012
Northwest Airlines, Inc., Term Loan A, 8.698% 2018[6,7]	2,298	2,235
Accuride Corp. 8.50% 2015	3,340	3,223
TransDigm Inc. 7.75% 2014	3,125	3,172
Raytheon Co. 4.85% 2011	3,000	2,968
Atlas Copco AB 5.60% 2017[4]	2,750	2,719
TFM, SA de CV 9.375% 2012	2,500	2,631
Williams Scotsman, Inc. 8.50% 2015	2,200	2,431
Hertz Corp. 10.50% 2016	2,125	2,306
Waste Management, Inc. 6.875% 2009	2,000	2,068
Ashtead Group PLC 8.625% 2015[4]	1,050	1,026
Ashtead Capital, Inc. 9.00% 2016[4]	900	892
USG Corp. 6.30% 2016	2,000	1,818
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	704	721
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,092	1,089
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	890	940
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	664	625
ACIH, Inc. 0%/11.50% 2012[4,10]	1,815	1,407
Goodman Global Holdings, Inc., Series B, 7.875% 2012	1,210	1,195
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	109	109
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	251	252
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[5,6,11]	1,680	588
RSC Holdings III, LLC, Second Lien Term Loan B, 8.86% 2013[6,7]	895	871
Alion Science and Technology Corp. 10.25% 2015	840	766
Esterline Technologies Corp. 6.625% 2017	650	647
		80,788

TELECOMMUNICATION SERVICES — 0.83%
American Tower Corp. 7.125% 2012	7,840	8,056
American Tower Corp. 7.50% 2012	250	258
American Tower Corp. 7.00% 2017[4]	3,875	3,919
SBC Communications Inc. 4.125% 2009	2,250	2,214
BellSouth Corp. 4.20% 2009	3,000	2,956
SBC Communications Inc. 5.10% 2014	1,125	1,090
AT&T Corp 8.00% 2031[7]	2,000	2,441
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	1,500	1,599
American Cellular Corp., Series B, 10.00% 2011	370	389
Dobson Cellular Systems, Inc. 9.875% 2012	1,250	1,356
Dobson Communications Corp. 8.875% 2013	1,750	1,872
American Cellular Corp., Term Loan B, 7.36% 2014[6,7]	1,446	1,444
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,571
Centennial Communications Corp. 11.11% 2013[7]	1,000	1,035
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[7]	3,600	3,681
Triton PCS, Inc. 8.50% 2013	5,800	6,097
Windstream Corp. 8.125% 2013	4,325	4,574
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,353
Windstream Corp. 8.625% 2016	150	161
Rural Cellular Corp. 11.106% 2012[7]	1,300	1,332
Rural Cellular Corp. 8.621% 2013[4,7]	4,250	4,378
Verizon Communications Inc. 5.50% 2017	5,050	4,957
Telecom Italia Capital SA 7.20% 2036	4,000	4,246
Intelsat (Bermuda), Ltd. 8.25% 2013	1,855	1,892
Intelsat Corp. 9.00% 2016	1,750	1,811
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,545	2,615
Hawaiian Telcom Communications, Inc. 10.86% 2013[7]	175	178
Hawaiian Telcom Communications, Inc., Term Loan C, 7.45% 2014[6,7]	748	727
Level 3 Financing, Inc. 9.25% 2014	2,625	2,599
Millicom International Cellular SA 10.00% 2013	2,010	2,146
Cricket Communications, Inc. 9.375% 2014	1,710	1,744
MetroPCS Wireless, Inc. 9.25% 2014[4]	1,500	1,538
		76,229

ENERGY — 0.72%
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	675	692
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,675
Williams Companies, Inc. 8.75% 2032	8,695	10,054
Enterprise Products Operating LP 6.875% 2033	2,600	2,666
Enterprise Products Operating LP 8.375% 2066[7]	235	242
Enterprise Products Operating LP 7.034% 2068[7]	5,440	4,992
Kinder Morgan Energy Partners LP 6.00% 2017	6,285	6,225
Canadian Natural Resources Ltd. 5.70% 2017	6,000	5,868
Newfield Exploration Co. 6.625% 2014	1,225	1,210
Newfield Exploration Co. 6.625% 2016	3,925	3,856
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,6]	5,000	4,580
Pogo Producing Co. 7.875% 2013	2,075	2,158
Pogo Producing Co. 6.625% 2015	150	151
Pogo Producing Co. 6.875% 2017	1,750	1,768
Drummond Co., Inc. 7.375% 2016[4]	3,600	3,366
Petroplus Finance Ltd. 6.75% 2014[4]	1,750	1,689
Petroplus Finance Ltd. 7.00% 2017[4]	1,550	1,480
TransCanada PipeLines Ltd. 6.35% 2067[7]	3,230	3,105
Husky Energy Inc. 6.80% 2037	2,750	2,831
K N Energy, Inc. 7.25% 2028	2,600	2,433
EOG Resources, Inc. 5.875% 2017	2,125	2,128
Encore Acquisition Co. 6.00% 2015	2,000	1,815
International Coal Group, Inc. 10.25% 2014	1,250	1,206
		66,190

ASSET-BACKED OBLIGATIONS[6]— 0.64%
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.626% 2013[7]	9,860	9,814
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[4]	6,860	6,751
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[7]	2,000	1,873
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[7]	4,250	4,121
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,500	2,517
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,750	2,769
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 5.881% 2034[5,7]	5,000	4,850
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.472% 2036[7]	1,051	981
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[7]	2,937	2,692
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	3,250	3,272
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 6.053% 2019[4,5,7]	3,292	3,234
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	2,750	2,759
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5,7]	2,040	1,938
Residential Asset Mortgage Products, Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,973	1,887
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035[5]	1,800	1,781
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	1,748	1,732
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[4]	1,735	1,720
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[4]	879	867
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	700	702
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[7]	750	735
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[7]	750	701
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.531% 2034[7]	415	411
		58,107

HEALTH CARE — 0.51%
Tenet Healthcare Corp. 6.375% 2011	2,185	1,923
Tenet Healthcare Corp. 7.375% 2013	2,090	1,782
Tenet Healthcare Corp. 9.875% 2014	2,550	2,346
Tenet Healthcare Corp. 9.25% 2015	2,265	2,010
Cardinal Health, Inc. 6.05% 2016[4]	7,250	7,149
HealthSouth Corp. 10.75% 2016	5,750	6,081
VWR International, Inc. 10.25% 2015[4,7,9]	4,025	3,904
HCA Inc., Term Loan B, 7.448% 2013[6,7]	2,630	2,582
HCA Inc. 9.625% 2016[4,9]	875	936
PTS Acquisition Corp. 9.50% 2015[4,9]	3,460	3,287
AstraZeneca PLC 5.40% 2012	2,750	2,775
Warner Chilcott Corp. 8.75% 2015	2,496	2,596
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,449
Hospira, Inc. 5.55% 2012	2,395	2,394
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,705	1,816
Viant Holdings Inc. 10.125% 2017[4]	1,621	1,516
Surgical Care Affiliates, Inc. 8.875% 2015[4,9]	800	764
Accellent Inc. 10.50% 2013	715	665
		46,975

INFORMATION TECHNOLOGY — 0.48%
NXP BV and NXP Funding LLC 7.875% 2014	1,650	1,594
NXP BV and NXP Funding LLC 9.50% 2015	4,990	4,666
Electronic Data Systems Corp., Series B, 6.50% 2013[7]	3,500	3,535
Electronic Data Systems Corp. 7.45% 2029	1,885	1,913
First Data Corp., Term Loan B2, 8.00% 2014[6,7]	5,500	5,324
Sanmina-SCI Corp. 8.125% 2016	5,500	4,785
Hughes Communications, Inc. 9.50% 2014	4,550	4,607
SunGard Data Systems Inc. 9.125% 2013	3,380	3,532
Sensata Technologies BV 8.00% 2014[7]	3,010	2,950
Serena Software, Inc. 10.375% 2016	2,730	2,826
Celestica Inc. 7.875% 2011	1,655	1,601
Celestica Inc. 7.625% 2013	1,145	1,071
Iron Mountain Inc. 7.75% 2015	1,590	1,594
Iron Mountain Inc. 6.625% 2016	980	921
Cisco Systems, Inc. 5.25% 2011	2,375	2,399
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	740	514
		43,832

MATERIALS — 0.47%
C8 Capital (SPV) Ltd. 6.64% (undated)[4,7]	2,000	1,951
C10 Capital (SPV) Ltd. 6.722% (undated)[4,7]	5,585	5,374
Berry Plastics Holding Corp. 10.25% 2016[5]	3,175	3,127
Plastipak Holdings, Inc. 8.50% 2015[4]	2,750	2,860
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	917
Stone Container Corp. 8.375% 2012	500	502
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,410
Building Materials Corp. of America 7.75% 2014	2,950	2,684
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,440	2,641
Georgia Gulf Corp. 9.50% 2014	2,330	2,144
Georgia Gulf Corp. 10.75% 2016	545	477
AEP Industries Inc. 7.875% 2013	2,440	2,373
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	2,180	2,104
Metals USA Holdings Corp. 11.36% 2012[4,5,7,9]	2,225	2,091
Stora Enso Oyj 7.25% 2036[4]	2,000	2,021
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,449
Ainsworth Lumber Co. Ltd. 6.75% 2014	875	569
Nalco Co. 7.75% 2011	1,925	1,973
Georgia-Pacific Corp. 8.125% 2011	650	663
Georgia-Pacific Corp. 9.50% 2011	650	689
Equistar Chemicals, LP 10.125% 2008	1,200	1,245
AMH Holdings, Inc. 0%/11.25% 2014[10]	1,860	1,181
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,168
Owens-Illinois, Inc. 7.35% 2008	750	757
Graphic Packaging International, Inc. 8.50% 2011	680	695
		43,065

UTILITIES — 0.37%
Edison Mission Energy 7.50% 2013	3,725	3,837
Edison Mission Energy 7.75% 2016	1,150	1,196
Midwest Generation, LLC, Series B, 8.56% 2016[6]	3,214	3,439
Edison Mission Energy 7.00% 2017[4]	600	594
Edison Mission Energy 7.20% 2019[4]	650	643
Edison Mission Energy 7.625% 2027[4]	2,325	2,255
NRG Energy, Inc. 7.25% 2014	2,250	2,261
NRG Energy, Inc. 7.375% 2016	2,125	2,136
MidAmerican Energy Holdings Co. 6.125% 2036	3,000	2,922
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	2,500	2,497
AES Corp. 9.375% 2010	112	119
AES Corp. 8.75% 2013[4]	2,200	2,313
Virginia Electric and Power Co., Series B, 5.95% 2017	1,750	1,751
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,152
Sierra Pacific Resources 8.625% 2014	550	585
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,468
Scottish Power PLC 5.375% 2015	1,500	1,466
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,373
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,6]	1,315	1,305
PSEG Energy Holdings Inc. 8.625% 2008	725	732
		34,044

CONSUMER STAPLES — 0.33%
Constellation Brands, Inc. 7.25% 2017[4]	5,270	5,296
Yankee Candle Co., Inc., Series B, 8.50% 2015	2,425	2,364
Yankee Candle Co., Inc., Series B, 9.75% 2017	2,725	2,589
Stater Bros. Holdings Inc. 8.125% 2012	3,425	3,506
SUPERVALU INC., Term Loan B, 7.32% 2012[6,7]	742	737
Albertson’s, Inc. 8.00% 2031	2,500	2,550
Dole Food Co., Inc. 7.25% 2010	1,400	1,330
Dole Food Co., Inc. 8.875% 2011	1,360	1,333
Vitamin Shoppe Industries Inc. 13.058% 2012[7]	2,380	2,451
Rite Aid Corp. 6.125% 2008[4]	2,125	2,104
Delhaize Group 6.50% 2017[4]	1,750	1,768
Elizabeth Arden, Inc. 7.75% 2014	1,680	1,663
Duane Reade Inc. 9.75% 2011	1,445	1,391
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[4]	1,000	1,018
		30,100

NON-U.S. GOVERNMENT BONDS & NOTES — 0.10%
Egypt (Arab Republic of) Treasury Bill 0% 2007[5]	EGP16,250	2,885
Egypt (Arab Republic of) Treasury Bill 0% 2007[5]	4,100	730
Egypt (Arab Republic of) Treasury Bill 0% 2008[5]	2,900	510
Indonesia (Republic of) 11.00% 2020	IDR 8,750,000	1,051
Indonesia (Republic of) 12.80% 2021	10,405,000	1,404
Indonesia (Republic of) 12.90% 2022	2,241,000	306
Colombia (Republic of) Global 12.00% 2015[5]	COP1,990,000	1,111
Colombia (Republic of) Global 9.85% 2027[5]	1,300,000	656
		8,653

Total bonds, notes & other debt instruments (cost: $1,946,359,000)		1,931,651

	Principal amount	Market value
Short-term securities — 8.39%	(000)	(000)

Federal Home Loan Bank 4.75%–5.13% due 10/5–11/7/2007	$88,000	$87,692
Procter & Gamble Co. 5.21%–5.24% due 10/15–12/18/2007[4]	81,600	81,020
Wal-Mart Stores Inc. 4.72%–5.215% due 10/2–12/4/2007[4]	78,500	77,973
Variable Funding Capital Corp. 5.24% due 10/2/2007[4]	47,000	46,986
NetJets Inc. 4.73%–4.98% due 11/27–12/10/2007[4]	47,000	46,591
International Lease Finance Corp. 5.02%–5.20% due 10/31–11/26/2007	46,000	45,678
Freddie Mac 4.89%-5.00% due 10/18–11/8/2007	45,100	44,920
Bank of America Corp. 5.45% due 12/14/2007	34,600	34,224
Ranger Funding Co. LLC 5.10%–6.10% due 11/14–12/3/2007[4,12]	10,762	10,660
Coca-Cola Co. 5.24%–5.25% due 10/11–11/13/2007[4]	45,000	44,819
Johnson & Johnson 4.73% due 10/26/2007[4]	43,300	43,152
Hewlett-Packard Co. 5.00% due 10/19/2007[4]	25,000	24,934
Estée Lauder Companies Inc. 4.775%–4.82% due 10/22–10/24/2007[4]	25,000	24,923
Abbott Laboratories 4.72% due 10/25/2007[4]	23,800	23,722
Kimberly-Clark Worldwide Inc. 5.00% due 10/18/2007[4]	23,000	22,942
John Deere Capital Corp. 5.29% due 10/4/2007[4]	20,000	19,988
Harley-Davidson Funding Corp. 4.77% due 11/8/2007[4]	20,000	19,897
Brown-Forman Corp. 5.28% due 11/13/2007[4]	16,000	15,887
Target Corp. 4.77% due 10/29-11/6/2007	11,350	11,305
Federal Farm Credit Banks 4.85% due 10/5/2007	8,800	8,794
Jupiter Securitization Co., LLC 5.20% due 10/29/2007[4]	7,100	7,070
FCAR Owner Trust I 5.18% due 10/26/2007	6,700	6,675
IBM Capital Inc. 4.75% due 12/18/2007[4,12]	5,500	5,437
McCormick & Co., Inc. 4.75% due 10/25/2007[4]	5,200	5,183
Caterpillar Financial Services Corp. 4.98% due 10/22/2007	4,500	4,486
Honeywell International Inc. 5.26% due 11/7/2007[4]	2,200	2,187
Three Pillars Funding, LLC 5.30% due 10/1/2007[4]	1,000	1,000
Anheuser-Busch Cos. Inc. 4.70% due 11/19/2007[4]	800	795

Total short-term securities (cost: $768,997,000)		768,940

Total investment securities (cost: $7,386,115,000)		9,053,616
Other assets less liabilities		110,702

Net assets		$9,164,318

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
[2]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market Value (000)	Percent of net assets

Rosetta Resources Inc.	6/28–10/9/2005	$48,481	$54,470	.59%
KGen Power Corp.	12/19/2006	18,753	25,451	.28
DataPath, Inc.	6/23/2006	13,087	5,949	.07
DigitalGlobe Inc.	4/14/1999–7/31/2003	1,000	4,903	.05

Total restricted securities		$81,321	$90,773	.99%

[3]	Security did not produce income during the last 12 months.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $781,462,000, which represented 8.53% of the net assets of the fund.

[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $137,102,000.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Index-linked bond whose principal amount moves with a government retail price index.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Step bond; coupon rate will increase at a later date.
[11]	Scheduled interest and/or principal payment was not received.
[12]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the nine months ended September 30, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliate at 9/30/07 (000)

Rosetta Resources Inc.	2,970,000	—	—	2,970,000	—	$54,470

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,810,389
Gross unrealized depreciation on investment securities	(145,428)
Net unrealized appreciation on investment securities	1,664,961
Cost of investment securities for federal income tax purposes	7,388,655

Bond Fund
Investment portfolio

September 30, 2007
unaudited

Bonds, notes & other debt instruments — 75.74%	Principal amount (000)	Market value (000)

FINANCIALS — 14.34%
Residential Capital, LLC 6.224% 2008[1]	$3,750	$3,455
Residential Capital Corp. 7.46% 2009[1]	5,000	4,256
Residential Capital Corp. 9.19% 2009[1,2]	5,445	3,818
Residential Capital Corp. 7.375% 2010[1]	10,375	8,616
Residential Capital Corp. 7.00% 2011[1]	2,000	1,631
General Motors Acceptance Corp. 7.25% 2011	3,880	3,764
General Motors Acceptance Corp. 6.625% 2012	5,000	4,670
General Motors Acceptance Corp. 6.875% 2012	7,000	6,573
General Motors Acceptance Corp. 7.00% 2012	2,200	2,091
Residential Capital, LLC 7.50% 2012[1]	1,170	949
Residential Capital Corp. 7.50% 2013[1]	9,900	8,003
General Motors Acceptance Corp. 6.75% 2014	1,500	1,361
General Motors Acceptance Corp. 7.821% 2014[1]	5,000	4,616
Washington Mutual, Inc. 5.51% 2012[1]	6,850	6,528
Washington Mutual Bank 5.93% 2013[1]	4,265	4,067
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2]	14,000	12,856
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2,3]	11,800	10,448
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2]	3,900	3,661
AIG SunAmerica Global Financing VII 5.85% 2008[2]	1,000	1,004
American General Finance Corp., Series J, 5.80% 2011[1]	5,000	4,951
International Lease Finance Corp., Series R, 5.40% 2012	2,500	2,481
International Lease Finance Corp., Series R, 5.625% 2013	6,875	6,825
American General Finance Corp., Series I, 5.85% 2013	2,500	2,497
International Lease Finance Corp., Series R, 5.65% 2014	2,500	2,476
American General Finance Corp., Series J, 6.50% 2017	1,750	1,775
ILFC E-Capital Trust II 6.25% 2065[1,2]	8,865	8,559
American International Group, Inc., Series A-1, 6.25% 2087[1]	2,835	2,678
Ford Motor Credit Co. 9.75% 2010[1]	9,250	9,443
Ford Motor Credit Co. 7.25% 2011	2,425	2,274
Ford Motor Credit Co. 8.11% 2012[1]	6,670	6,308
Ford Motor Credit Co. 8.00% 2016	8,275	7,754
J.P. Morgan Chase & Co. 4.875% 2014	770	743
J.P. Morgan Chase & Co. 4.891% 2015[1]	5,300	5,218
JPMorgan Chase Bank NA 6.00% 2017	2,250	2,276
JPMorgan Chase Capital XXI, Series U, 6.309% 2037[1]	7,500	6,707
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	2,300	2,311
JPMorgan Chase Capital XX, Series T, 6.55% 2066	2,500	2,343
Barclays Bank PLC 5.926% (undated)[1,2]	3,945	3,749
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)[1,2]	1,245	1,198
Barclays Bank PLC 7.434% (undated)[1,2]	13,400	14,266
Countrywide Home Loans, Inc., Series L, 3.25% 2008	160	154
Countrywide Home Loans, Inc. 5.875% 2008	£470	923
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$3,710	3,411
Countrywide Home Loans, Inc., Series K, 5.625% 2009	480	451
Countrywide Home Loans, Inc., Series H, 6.25% 2009	975	927
Countrywide Financial Corp., Series A, 4.50% 2010	430	388
Countrywide Home Loans, Inc., Series L, 4.00% 2011	2,543	2,279
Countrywide Financial Corp., Series B, 5.80% 2012[1]	5,000	4,660
Countrywide Financial Corp., Series B, 5.80% 2012	2,875	2,697
HSBK (Europe) B.V. 7.75% 2013	3,125	3,118
HSBK (Europe) B.V. 7.75% 2013[2]	505	504
HSBK (Europe) B.V. 7.25% 2017[2]	13,760	12,246
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	7,300	7,400
Santander Perpetual, SA Unipersonal 4.375% (undated)[1]	€2,065	2,700
Abbey National PLC 6.70% (undated)[1]	$5,600	5,665
Capmark Financial Group, Inc. 6.03% 2010[1,2]	6,750	6,298
Capmark Financial Group, Inc. 5.875% 2012[2]	4,365	3,979
Capmark Financial Group, Inc. 6.30% 2017[2]	6,000	5,231
CIT Group Inc. 6.875% 2009	2,500	2,512
CIT Group Inc. 5.64% 2011[1]	5,000	4,624
CIT Group Inc. 5.40% 2013	4,000	3,756
CIT Group Inc. 6.10% 2067[1]	4,500	3,720
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,745	4,037
UniCredito Italiano SpA 5.584% 2017[1,2]	$9,480	9,568
Catlin Insurance Ltd. 7.249% (undated)[1,2]	13,110	12,386
Allstate Corp., Series B, 6.125% 2067[1]	9,335	9,169
Allstate Corp., Series A, 6.50% 2067[1]	3,000	2,899
PNC Funding Corp. 5.558% 2014[1]	5,000	4,863
PNC Funding Corp., Series II, 6.113% (undated)[1,2]	1,600	1,535
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	5,600	5,627
Fifth Third Capital Trust IV 6.50% 2067[1]	11,900	11,448
Sumitomo Mitsui Banking Corp. 4.375% 2014[1]	€1,645	2,302
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	$9,670	9,012
Realogy Corp., Term Loan B, Letter of Credit, 5.32% 2013[1,4]	74	70
Realogy Corp., Term Loan B, 8.36% 2013[1,4]	425	400
Realogy Corp. 10.50% 2014[2]	6,280	5,369
Realogy Corp. 11.00% 2014[2,5]	4,275	3,532
Realogy Corp. 12.375% 2015[2]	2,500	1,894
CNA Financial Corp. 6.60% 2008	1,736	1,756
CNA Financial Corp. 5.85% 2014	625	618
CNA Financial Corp. 6.50% 2016	5,540	5,631
CNA Financial Corp. 7.25% 2023	3,000	3,109
Liberty Mutual Group Inc. 6.50% 2035[2]	565	517
Liberty Mutual Group Inc. 7.50% 2036[2]	5,190	5,336
Liberty Mutual Group Inc., Series A, 7.80% 2087[2]	4,540	4,431
Kimco Realty Corp. 6.00% 2012	500	510
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,380
Kimco Realty Corp. 5.70% 2017	7,400	7,166
HBOS PLC 5.375% (undated)[1,2]	7,750	7,261
HBOS PLC, Series B, 5.92% (undated)[1,2]	2,500	2,265
Bank of Scotland 7.00% (undated)[1,2]	480	481
Hospitality Properties Trust 6.75% 2013	1,500	1,551
Hospitality Properties Trust 6.30% 2016	1,300	1,278
Hospitality Properties Trust 5.625% 2017	2,255	2,094
Hospitality Properties Trust 6.70% 2018	5,000	4,980
Hartford Financial Services Group, Inc. 5.95% 2036	1,115	1,061
Glen Meadow Pass Through Trust 6.505% 2067[1,2,3]	9,050	8,782
Royal Bank of Scotland Group PLC 6.99% (undated)[1,2]	9,190	9,379
Royal Bank of Scotland Group PLC 7.64% (undated)[3]	700	—
National Westminster Bank PLC 7.75% (undated)[1]	250	250
Lincoln National Corp. 5.65% 2012	3,250	3,268
Lincoln National Corp. 7.00% 2066[1]	5,620	5,801
TuranAlem Finance BV 7.75% 2013[2]	1,000	892
TuranAlem Finance BV 8.50% 2015[3]	2,750	2,557
TuranAlem Finance BV 8.50% 2015[2,3]	875	814
TuranAlem Finance BV 8.25% 2037[2]	5,000	4,375
Host Marriott, LP, Series M, 7.00% 2012	4,050	4,101
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,519
Host Hotels & Resorts, LP, Series S, 6.875% 2014	3,000	3,007
Standard Chartered Bank 6.40% 2017[2]	1,400	1,405
Standard Chartered PLC 6.409% (undated)[1,2]	7,400	6,839
American Express Centurion Bank 6.00% 2017	2,500	2,492
American Express Co. 6.15% 2017	1,500	1,517
American Express Co. 6.80% 2066[1]	4,000	4,106
Lloyds TSB Group PLC 6.267% (undated)[1,2]	8,700	7,971
Rouse Co. 3.625% 2009	1,140	1,097
Rouse Co. 7.20% 2012	2,360	2,380
Rouse Co. 6.75% 2013[2]	4,500	4,437
Resona Bank, Ltd. 3.75% 2015[1]	€1,015	1,388
Resona Bank, Ltd. 4.125% (undated)[1]	970	1,271
Resona Bank, Ltd. 5.85% (undated)[1,2]	$5,465	5,148
Bank of America Corp. 6.50% 2037	7,300	7,601
AXA SA 6.379% (undated)[1,2]	2,750	2,487
AXA SA 6.463% (undated)[1,2]	5,000	4,628
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€1,595	2,124
Westfield Group 5.40% 2012[2]	$5,000	4,948
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[1,2]	7,200	6,761
XL Capital Ltd. 6.25% 2027	2,750	2,589
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	390	363
XL Capital Ltd., Series E, 6.50% (undated)[1]	1,701	1,592
Twin Reefs Asset Trust (XLFA), Series B, 6.82% (undated)[1,2,3]	2,500	2,163
ZFS Finance (USA) Trust II 6.45% 2065[1,2]	5,000	4,837
ZFS Finance (USA) Trust V 6.50% 2067[1,2]	1,500	1,453
Genworth Financial, Inc. 6.15% 2066[1]	6,500	6,088
iStar Financial, Inc. 7.00% 2008	950	949
iStar Financial, Inc. 5.375% 2010	3,500	3,372
iStar Financial, Inc. 6.00% 2010	750	730
iStar Financial, Inc., Series B, 5.125% 2011	1,000	942
E*TRADE Financial Corp. 8.00% 2011	3,075	3,075
E*TRADE Financial Corp. 7.375% 2013	2,000	1,880
E*TRADE Financial Corp. 7.875% 2015	1,050	976
Kazkommerts International BV 7.00% 2009[2]	500	481
Kazkommerts International BV 7.875% 2014[2]	800	730
Kazkommerts International BV 8.00% 2015	1,300	1,158
Kazkommerts International BV 8.00% 2015[2]	1,250	1,114
Kazkommerts International BV, Series 4, 7.50% 2016	2,000	1,678
Capital One Financial Corp. 6.15% 2016	5,000	4,886
New York Life Global Funding 3.875% 2009[2]	2,250	2,234
New York Life Global Funding 4.625% 2010[2]	2,500	2,501
Prudential Financial, Inc., Series D, 6.10% 2017	3,000	3,029
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	1,250	1,538
Nationwide Financial Services, Inc. 6.75% 2067[1]	4,665	4,512
BNP Paribas 7.195% (undated)[1,2]	4,500	4,489
Downey Financial Corp. 6.50% 2014[3]	4,500	4,274
Development Bank of Singapore Ltd. 7.875% 2009[2]	4,000	4,204
Northern Rock PLC 5.60% (undated)[1,2,3]	1,800	1,215
Northern Rock PLC 6.594% (undated)[1,2,3]	4,400	2,970
Silicon Valley Bank 5.70% 2012	4,000	3,996
Lehman Brothers Holdings Inc. 6.50% 2017	2,340	2,376
Lehman Brothers Holdings Inc. 6.875% 2037	1,500	1,493
Merrill Lynch & Co., Inc. 6.11% 2037	3,970	3,749
North Front Pass Through Trust 5.81% 2024[1,2]	3,125	3,045
Nationwide Mutual Insurance Co. 7.875% 2033[2]	515	585
UnumProvident Corp. 5.859% 2009	2,000	2,028
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,500	1,532
Simon Property Group, LP 4.875% 2010	1,000	990
Simon Property Group, LP 5.375% 2011	2,500	2,495
BBVA International SA Unipersonal 5.919% (undated)[1,2]	3,600	3,227
Chubb Corp. 6.375% 2037[1]	3,190	3,177
ERP Operating LP 4.75% 2009	1,000	994
ERP Operating LP 6.625% 2012	2,000	2,065
Lazard Group LLC 7.125% 2015	3,010	3,045
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	3,000	3,000
Charles Schwab Corp., Series A, 6.375% 2017	3,000	2,984
US Bank National Assn. 4.40% 2008	3,000	2,976
Citigroup Inc. 4.125% 2010	3,000	2,948
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	3,000	2,948
Wells Fargo Bank, National Assn. 4.75% 2015	3,000	2,853
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	498
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,032
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	985
ProLogis 5.50% 2012	2,500	2,474
Banco Mercantil del Norte, SA 6.135% 2016[2]	1,550	1,551
Banco Mercantil del Norte, SA 6.862% 2021[2]	900	903
ACE INA Holdings Inc. 5.875% 2014	1,080	1,089
ACE INA Holdings Inc. 6.70% 2036	1,155	1,193
Shinsei Bank, Ltd. 3.75% 2016[1]	€1,030	1,375
Shinsei Bank, Ltd. 3.75% 2016[1]	675	901
Credit Agricole SA 6.637% (undated)[1,2]	$2,400	2,259
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,243
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,160
MetLife, Inc. 5.50% 2014	$2,044	2,055
Developers Diversified Realty Corp. 3.875% 2009	1,000	984
Developers Diversified Realty Corp. 4.625% 2010	1,000	987
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	2,000	1,956
Household Finance Corp. 4.125% 2009	2,000	1,950
Plum Creek Timberlands, LP 5.875% 2015	2,000	1,948
ORIX Corp. 5.48% 2011	1,700	1,668
Morgan Stanley 10.09% 2017[3]	BRL3,000	1,606
Banco Santander-Chile 5.375% 2014[2]	$1,500	1,454
City National Corp. 5.125% 2013	1,500	1,449
QBE Capital Funding II LP 6.797% (undated)[1,2]	1,415	1,390
Ambac Financial Group, Inc. 6.15% 2087[1]	1,430	1,238
SLM Corp., Series A, 5.40% 2011	1,210	1,131
Chohung Bank 4.50% 2014[1]	1,030	1,023
Assurant, Inc. 5.625% 2014	1,000	978
Chevy Chase Bank, FSB 6.875% 2013	1,000	977
Zions Bancorporation 5.50% 2015	740	712
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	500	512
Advanta Capital Trust I, Series B, 8.99% 2026	500	452
		684,384

MORTGAGE-BACKED OBLIGATIONS[4]— 12.83%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	12,250	13,000
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,095
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	6,992
Fannie Mae 10.00% 2018	10	11
Fannie Mae 5.50% 2021	1,759	1,759
Fannie Mae 6.00% 2021	755	766
Fannie Mae, Series 2001-4, Class GA, 10.248% 2025[1]	133	147
Fannie Mae 6.00% 2026	3,501	3,523
Fannie Mae 5.50% 2027	10,734	10,593
Fannie Mae 6.00% 2027	23,248	23,394
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	162	169
Fannie Mae 7.50% 2031	27	29
Fannie Mae, Series 2001-20, Class C, 11.928% 2031[1]	77	86
Fannie Mae 5.50% 2033	16,718	16,455
Fannie Mae 4.50% 2035	4,323	4,012
Fannie Mae 5.00% 2035	2,934	2,806
Fannie Mae 5.50% 2035	1,397	1,372
Fannie Mae 5.50% 2036	4,279	4,197
Fannie Mae 6.00% 2036	9,514	9,532
Fannie Mae 6.00% 2037	13,793	13,819
Fannie Mae 6.00% 2037	4,209	4,190
Fannie Mae 6.50% 2037	4,461	4,508
Fannie Mae 6.50% 2037	4,450	4,502
Fannie Mae 6.50% 2037	3,000	3,056
Fannie Mae 7.00% 2037	15,343	15,842
Fannie Mae 7.00% 2037	8,250	8,462
Fannie Mae 7.00% 2037	5,000	5,125
Fannie Mae 7.00% 2037	1,500	1,549
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	120	125
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	110	115
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	158	165
Freddie Mac 4.00% 2015	1,829	1,732
Freddie Mac 5.00% 2035	5,597	5,353
Freddie Mac 5.00% 2035	5,411	5,174
Freddie Mac 5.50% 2035	2,690	2,638
Freddie Mac 5.50% 2035	2,650	2,598
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,910	1,917
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,233	2,319
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,801	2,063
Freddie Mac, Series 3257, Class PA, 5.50% 2036	7,392	7,373
Freddie Mac, Series 3318, Class JT, 5.50% 2037	5,443	5,388
Freddie Mac 6.00% 2037	13,810	13,830
Freddie Mac 6.00% 2037	8,970	8,983
Freddie Mac 6.00% 2037	7,500	7,511
Freddie Mac 7.00% 2037[3]	4,380	4,479
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2,3]	2,294	1,571
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,098
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	491	487
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,934
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[2]	5,000	4,533
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,743
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[3]	6,766	6,779
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	4,000	3,896
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	7,000	6,921
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	963	969
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	4,613	4,485
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,248	2,150
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	1,998	2,000
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	1,903	1,928
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,576	1,578
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.983% 2035[1,3]	1,505	1,466
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	3,401	3,365
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035[3]	2,727	2,679
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	2,726	2,714
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	2,227	2,238
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.879% 2047[1]	3,663	3,634
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.978% 2047[1]	1,517	1,490
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	4,889	4,926
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	10,386	10,326
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	5,473	5,506
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[3]	8,736	8,718
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	3,205	3,188
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[3]	8,734	8,750
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	12,823	12,361
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	2,390	2,348
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.662% 2036[1]	3,313	3,284
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.944% 2037[1]	11,976	12,079
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	2,217	2,277
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	2,323	2,362
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	2,319	2,267
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	922	927
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[3]	7,388	7,306
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	5,180	5,158
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,3]	1,750	1,765
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2,3]	3,000	2,968
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2,3]	3,000	2,966
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3]	4,500	4,342
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3]	3,000	2,865
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,3]	2,000	1,974
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2]	2,000	1,910
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3]	4,000	3,837
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3]	6,500	6,221
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	4,875	4,740
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	7,930	7,711
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	3,000	2,944
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	6,300	6,188
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2,3]	1,000	971
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3]	1,300	1,279
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3]	500	490
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	560	563
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,979
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[1]	3,250	3,134
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	3,983
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[1]	4,000	3,983
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.688% 2037[1,2]	2,000	1,660
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,522
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,467
ABN AMRO Mortgage Corp., Series 2002-10, Class II-A-1, 5.00% 2018	9,830	9,556
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[3]	9,180	9,266
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	3,424	3,329
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.824% 2037[1]	4,336	4,245
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.391% 2045[1]	1,494	1,471
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	7,830	7,747
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.927% 2036[1]	6,754	6,733
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	6,726	6,540
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,697
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	4,000	3,771
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	500	495
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2,3]	6,000	5,913
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[1]	1,776	1,725
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.64% 2037[1]	4,376	4,434
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.847% 2036[1]	5,291	5,181
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[1]	2,000	1,948
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.843% 2039[1]	3,160	3,181
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2,3]	5,000	4,905
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,468	1,470
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	3,433	3,410
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,113	1,092
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	782
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,978
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.941% 2037[1]	1,591	1,553
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.973% 2037[1]	3,308	3,249
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	4,943	4,765
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[3]	4,457	4,477
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.115% 2033[1]	666	659
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.965% 2034[1]	847	833
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	3,000	2,930
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[1]	1,000	984
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[1]	3,000	3,014
Nykredit 4.00% 2035	DKr23,337	3,961
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	$3,750	3,866
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	921	957
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.023% 2042[1]	2,550	2,523
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	2,781	2,680
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[1,2,3]	84	91
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	666	672
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	646	647
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,339	1,395
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	2,419	2,431
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.321% 2030[1]	1,250	1,271
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.321% 2030[1]	1,000	1,017
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,501	1,467
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,302	1,348
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,250	1,296
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,055	1,070
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	783
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.296% 2045[1,3]	768	728
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	681	684
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	555	560
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	496	524
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	470	477
		612,438

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 9.37%
Japanese Government 0.90% 2008	¥1,142,400	9,972
Japanese Government 1.80% 2008	1,666,300	14,612
Japanese Government 1.30% 2011	1,114,000	9,791
Japanese Government 1.50% 2014	720,000	6,327
Japanese Government 1.70% 2016	2,960,550	26,034
Japanese Government 2.30% 2035	654,900	5,581
Singapore (Republic of) 3.125% 2011	S$28,825	19,962
Singapore (Republic of) 3.75% 2016	19,760	14,415
German Government 5.25% 2008	€17,060	24,402
German Government 5.25% 2011	1,750	2,579
German Government 3.50% 2016	1,665	2,243
German Government, Series 6, 4.00% 2016	3,290	4,593
Israeli Government 7.50% 2014[3]	ILS53,297	14,708
Israeli Government 6.50% 2016[3]	70,755	18,612
Hungarian Government 6.00% 2011	HUF1,130,580	6,255
Hungarian Government 7.25% 2012	3,703,850	21,499
Hungarian Government 6.75% 2017	622,000	3,569
United Kingdom 5.00% 2008	£1,135	2,318
United Kingdom 4.75% 2015	9,596	19,270
United Kingdom 4.75% 2020	1,340	2,690
United Kingdom 4.75% 2038	2,970	6,233
South Korean Government 5.00% 2011	KRW 7,353,590	7,923
South Korean Government 4.25% 2014	3,978,800	4,029
South Korean Government 5.25% 2015	17,265,710	18,505
Spanish Government 4.25% 2007	€20,390	29,072
Swedish Government 5.00% 2009	SKr123,335	19,418
Swedish Government 5.00% 2020	39,290	6,508
Polish Government 5.75% 2010	PLN30,160	11,525
Polish Government 4.25% 2011	20,392	7,405
Polish Government 5.25% 2017	7,980	2,921
Canadian Government 3.75% 2008	C$10,150	10,190
Canadian Government 5.50% 2010	6,900	7,184
Canadian Government 4.25% 2026[3,6]	1,000	1,717
Malaysian Government 3.869% 2010	MYR27,435	8,123
Malaysian Government 3.718% 2012	10,000	2,952
Malaysian Government 4.262% 2016	20,900	6,394
United Mexican States Government Global 9.875% 2010	$1,000	1,115
United Mexican States Government Global 6.375% 2013	1,260	1,328
United Mexican States Government, Series MI10, 9.50% 2014	MXN30,900	3,088
United Mexican States Government, Series M20, 10.00% 2024	93,400	10,218
Queensland Treasury Corp. 6.00% 2015	A$17,830	15,221
French Government O.A.T. Eurobond 4.75% 2035	€9,730	14,082
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$5,750	7,202
Panama (Republic of) Global 7.125% 2026	390	423
Panama (Republic of) Global 9.375% 2029	500	673
Panama (Republic of) Global 6.70% 2036[4]	3,450	3,562
Russian Federation 8.25% 2010[4]	2,333	2,431
Russian Federation 8.25% 2010[2,4]	1,333	1,389
Argentina (Republic of) 3.368% 2012[1,3,4]	2,000	1,129
Argentina (Republic of) 5.83% 2033[1,3,4,5,6]	ARS6,668	2,284
Brazil (Federal Republic of) Global 12.50% 2016[3]	BRL2,350	1,502
Dominican Republic 9.04% 2018[2,4]	$1,093	1,235
El Salvador (Republic of) 7.65% 2035[2]	580	653
		447,066

CONSUMER DISCRETIONARY — 9.35%
General Motors Corp. 7.20% 2011	9,790	9,374
General Motors Corp. 7.125% 2013	12,440	11,445
General Motors Corp. 7.25% 2013	€1,000	1,344
General Motors Corp. 7.70% 2016	$2,600	2,340
General Motors Corp. 8.80% 2021	19,360	17,860
General Motors Corp. 9.40% 2021	1,000	955
General Motors Corp. 8.375% 2033	1,000	881
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	1,225	1,181
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	425	428
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	6,200	6,200
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,425	4,469
Charter Communications Operating, LLC, Term Loan Facilities B, Delayed Draw, 7.13% 2014[1,4]	8,000	7,750
Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014[1,4]	3,500	3,391
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	4,000	4,070
Univision Communications, Inc., Second Lien Term Loan, 7.629% 2009[1,4]	725	720
Univision Communications Inc. 7.85% 2011	1,500	1,508
Univision Communications, Inc., First Lien Term Loan B, 7.61% 2014[1,4]	3,800	3,605
Univision Communications Inc. 9.75% 2015[2,5]	11,275	11,049
Tele-Communications, Inc. 9.80% 2012	2,000	2,317
Comcast Corp. 5.85% 2015	6,275	6,233
Comcast Corp. 6.30% 2017	1,880	1,914
Comcast Corp. 6.95% 2037	5,830	6,139
DaimlerChrysler North America Holding Corp. 6.133% 2009[1]	5,000	4,982
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,761
DaimlerChrysler North America Holding Corp. 7.75% 2011	3,250	3,484
Federated Retail Holdings, Inc. 5.35% 2012	5,056	4,963
Federated Retail Holdings, Inc. 5.90% 2016	9,780	9,375
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	2,532
K. Hovnanian Enterprises, Inc. 6.50% 2014	545	426
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,980	2,280
K. Hovnanian Enterprises, Inc. 6.25% 2016	2,190	1,697
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,780	2,224
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,625	4,669
J.C. Penney Co., Inc. 8.00% 2010	6,690	7,123
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,827
J.C. Penney Corp., Inc. 5.75% 2018	2,490	2,395
Michaels Stores, Inc., Term Loan B, 7.625% 2013[1,4]	2,244	2,181
Michaels Stores, Inc. 10.00% 2014	8,450	8,703
Michaels Stores, Inc. 0%/13.00% 2016[7]	750	454
Michaels Stores, Inc. 11.375% 2016	750	771
News America Inc. 4.75% 2010	2,000	1,978
News America Holdings Inc. 9.25% 2013	2,500	2,899
News America Holdings Inc. 8.25% 2018	4,885	5,594
News America Inc. 6.75% 2038	1,000	1,050
MGM MIRAGE 6.00% 2009	4,750	4,738
MGM MIRAGE 6.75% 2012	4,000	3,955
MGM MIRAGE 6.75% 2013	1,250	1,228
MGM MIRAGE 5.875% 2014	1,700	1,575
D.R. Horton, Inc. 8.00% 2009	2,700	2,682
D.R. Horton, Inc. 7.875% 2011	1,100	1,079
D.R. Horton, Inc. 5.25% 2015	4,980	4,175
D.R. Horton, Inc. 5.625% 2016	600	505
D.R. Horton, Inc. 6.50% 2016	1,245	1,092
Delphi Automotive Systems Corp. 6.50% 2009[8]	7,500	6,862
Delphi Corp. 6.50% 2013[8]	480	433
Delphi Automotive Systems Corp. 6.55% 2006[8]	500	460
Delphi Automotive Systems Corp. 7.125% 2029[8]	1,750	1,619
Cox Communications, Inc. 6.253% 2007[1]	1,750	1,752
Cox Communications, Inc. 7.875% 2009	1,500	1,569
Cox Communications, Inc. 4.625% 2010	1,750	1,730
Cox Communications, Inc. 5.45% 2014	3,500	3,400
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	750	774
Dex Media, Inc., Series B, 0%/9.00% 2013[7]	1,400	1,323
Dex Media, Inc., Series B, 0%/9.00% 2013[7]	1,250	1,181
R.H. Donnelley Corp., Series A-1, 6.875% 2013	425	404
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,266
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,200	1,228
R.H. Donnelley Corp. 8.875% 2017[2]	2,000	2,040
CanWest Media Inc., Series B, 8.00% 2012	8,253	8,129
Edcon Pty Ltd. 7.98% 2014[1]	€6,000	7,979
Clear Channel Communications, Inc. 4.625% 2008	$875	869
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,320
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,320
Clear Channel Communications, Inc. 5.50% 2014	1,425	1,120
KB Home 5.875% 2015	2,130	1,821
KB Home 6.25% 2015	6,700	5,754
Idearc Inc. 8.00% 2016	7,450	7,469
AOL Time Warner Inc. 6.875% 2012	1,250	1,313
AOL Time Warner Inc. 7.625% 2031	5,635	6,147
Claire’s Stores, Inc., Term Loan, 7.948% 2013[1,4]	6,364	5,968
Claire’s Stores, Inc. 9.25% 2015[2]	1,675	1,457
Standard Pacific Corp. 5.125% 2009	2,000	1,700
Standard Pacific Corp. 6.875% 2011	300	229
Standard Pacific Corp. 7.75% 2013	4,500	3,487
Standard Pacific Corp. 6.25% 2014	1,345	962
Standard Pacific Corp. 7.00% 2015	1,340	958
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,250
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,763
Beazer Homes USA, Inc. 8.625% 2011	5,000	3,975
Beazer Homes USA, Inc. 8.125% 2016	3,145	2,469
Liberty Media Corp. 7.75% 2009	1,750	1,794
Liberty Media Corp. 7.875% 2009	2,200	2,275
Liberty Media Corp. 8.25% 2030	2,375	2,339
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	6,200	6,107
Ford Motor Co., Term Loan B, 8.70% 2013[1,4]	5,239	5,095
Ford Motor Co. 6.50% 2018	555	450
Ford Motor Co. 8.875% 2022	315	272
CSC Holdings, Inc., Series B, 8.125% 2009	3,750	3,825
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,007
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	975
Radio One, Inc., Series B, 8.875% 2011	4,600	4,565
Radio One, Inc. 6.375% 2013	1,300	1,157
NTL Cable PLC 8.75% 2014	2,675	2,755
NTL Cable PLC 8.75% 2014	€1,000	1,449
NTL Cable PLC 9.75% 2014	£700	1,434
Centex Corp. 5.70% 2014	$890	797
Centex Corp. 5.25% 2015	2,340	1,994
Centex Corp. 6.50% 2016	3,105	2,837
Royal Caribbean Cruises Ltd. 7.00% 2007	1,175	1,175
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,438
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,866
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,323
Harrah’s Operating Co., Inc. 5.625% 2015	1,000	796
Vidéotron Ltée 6.875% 2014	4,125	4,073
Vidéotron Ltée 6.375% 2015	1,000	945
Time Warner Cable Inc. 5.40% 2012[2]	5,000	4,944
Allison Transmission Holdings, Inc., Term Loan B, 8.57% 2014[1,4]	5,000	4,837
Thomson Learning 10.50% 2015[2]	4,500	4,466
Hilton Hotels Corp. 7.625% 2008	695	706
Hilton Hotels Corp. 7.20% 2009	825	875
Hilton Hotels Corp. 8.25% 2011	2,522	2,814
Toys “R” Us, Inc. 7.625% 2011	4,580	4,214
Grupo Posadas, SA de CV 8.75% 2011[2]	4,000	4,110
MDC Holdings, Inc. 5.50% 2013	3,885	3,656
Seminole Tribe of Florida 5.798% 2013[2,4]	1,795	1,814
Seminole Tribe of Florida 7.804% 2020[2,3,4]	1,500	1,529
Visteon Corp. 8.25% 2010	1,500	1,327
Visteon Corp. 7.00% 2014	2,000	1,565
Kabel Deutschland GmbH 10.625% 2014	2,625	2,822
Telenet Communications NV 9.00% 2013	€747	1,161
Telenet Group Holding NV 0%/11.50% 2014[2,7]	$1,635	1,627
Toll Brothers, Inc. 4.95% 2014	765	672
Toll Brothers, Inc. 5.15% 2015	2,435	2,089
American Media Operations, Inc. 8.875% 2011	3,030	2,666
Chrysler Financial, First Lien Term Loan, 9.36% 2012[1,4]	2,645	2,645
Young Broadcasting Inc. 10.00% 2011	2,716	2,519
Boyd Gaming Corp. 7.75% 2012	1,350	1,394
Boyd Gaming Corp. 6.75% 2014	1,000	985
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,375
Viacom Inc. 6.25% 2016	2,040	2,049
Viacom Inc. 6.875% 2036	260	260
Staples, Inc. 7.375% 2012	2,000	2,173
Dillard’s, Inc. 6.625% 2008	700	690
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,441
Thomson Corp. 6.20% 2012	1,035	1,056
Thomson Corp. 5.50% 2035[3]	1,180	1,017
Goodyear Tire & Rubber Co. 9.135% 2009[1]	1,375	1,392
Goodyear Tire & Rubber Co. 8.625% 2011	618	649
Neiman Marcus Group, Inc. 9.00% 2015[5]	1,900	2,033
Tenneco Automotive Inc. 8.625% 2014	2,000	2,025
Limited Brands, Inc. 6.90% 2017	1,760	1,772
Cinemark USA, Inc., Term Loan B, 7.25% 2013[1,4]	836	816
Cinemark, Inc. 0%/9.75% 2014[7]	1,000	950
Quebecor Media Inc. 7.75% 2016	1,325	1,270
Carnival Corp. 3.75% 2007	500	499
Carnival Corp. 6.15% 2008	750	752
YUM! Brands, Inc. 7.70% 2012	1,000	1,085
Regal Cinemas Corp., Series B, 9.375% 2012[3]	1,000	1,046
William Lyon Homes, Inc. 7.625% 2012	1,500	1,028
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	670
AMC Entertainment Inc. 8.00% 2014	675	646
Technical Olympic USA, Inc. 7.50% 2015	2,155	463
		446,407

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 8.12%
U.S. Treasury 4.375% 2008	22,000	22,022
U.S. Treasury 3.875% 2009	7,500	7,488
U.S. Treasury 3.00% 2012[3,6]	7,750	9,351
U.S. Treasury 4.25% 2013	98,625	98,518
U.S. Treasury 4.50% 2016	40,545	40,542
U.S. Treasury 6.00% 2026	11,500	13,029
U.S. Treasury 4.50% 2036	34,434	32,653
Federal Home Loan Bank 5.125% 2008	14,045	14,067
Federal Home Loan Bank 5.25% 2008	45,615	45,695
Federal Home Loan Bank 5.625% 2016	2,000	2,055
Freddie Mac 5.75% 2008	19,500	19,649
Freddie Mac 5.25% 2011	30,500	31,256
Fannie Mae 1.75% 2008	¥640,000	5,598
Fannie Mae 5.25% 2012	$16,000	16,302
Fannie Mae 4.625% 2013	20,000	19,755
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	4,858
CoBank ACB 6.294% 2022[1,2]	4,250	4,262
Small Business Administration, Series 2001-20J, 5.76% 2021[4]	471	481
		387,581

INDUSTRIALS — 4.52%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[4]	1,000	1,004
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[4]	3,570	3,662
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	289	280
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	1,446	1,374
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	2,177	2,197
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	3,351	3,431
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	1,204	1,213
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[4]	3,927	3,854
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	689	690
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[4]	1,325	1,259
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	2,766	2,897
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	2,595	2,779
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[4]	672	679
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[4]	8,627	8,856
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[4]	1,000	994
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[4]	280	277
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[4]	10,798	11,040
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	1,703	1,761
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[4]	1,310	1,279
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[4]	1,998	2,011
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[4]	1,850	1,876
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[4]	8,535	9,013
AMR Corp. 9.00% 2016	1,500	1,478
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[4]	978	921
AMR Corp. 10.20% 2020	1,345	1,301
AMR Corp. 10.00% 2021[3]	1,200	1,164
DAE Aviation Holdings, Inc., Term Loan B, 9.00% 2014[1,4]	10,000	10,000
DAE Aviation Holdings, Inc. 11.25% 2015[2]	8,255	8,668
General Electric Co. 5.00% 2013	1,250	1,241
General Electric Capital Corp., Series A, 5.625% 2017	7,250	7,262
General Electric Capital Corp., Series A, 5.63% 2018[1]	2,000	1,951
General Electric Capital Corp., Series A, 5.74% 2026[1]	6,400	6,224
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[4]	453	452
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[4,8]	3,633	4,269
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[4]	4,367	4,405
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3,4]	436	436
United Air Lines, Inc., Term Loan B, 7.125% 2014[1,4]	995	948
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[4]	644	646
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,4,8]	230	—
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[4]	3,970	3,970
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,278
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	987
Allied Waste North America, Inc., Series B, 6.125% 2014	2,750	2,685
Allied Waste North America, Inc., Series B, 7.375% 2014	1,000	1,010
Allied Waste North America, Inc. 7.25% 2015	2,000	2,050
Allied Waste North America, Inc. 6.875% 2017	2,000	2,020
Northwest Airlines, Inc., Term Loan A, 8.698% 2018[1,4]	9,779	9,510
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	5,300	5,631
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[7]	4,200	2,961
Hutchison Whampoa International Ltd. 7.00% 2011[2]	500	523
Hutchison Whampoa International Ltd. 6.50% 2013[2]	6,750	7,017
Kansas City Southern Railway Co. 9.50% 2008	1,850	1,899
Kansas City Southern Railway Co. 7.50% 2009	4,200	4,268
Terex Corp. 7.375% 2014	6,000	6,120
Tyco International Group SA 6.125% 2008	2,375	2,402
Tyco International Group SA 7.00% 2028	620	676
Tyco International Group SA 6.875% 2029	2,380	2,396
Ashtead Group PLC 8.625% 2015[2]	1,000	978
Ashtead Capital, Inc. 9.00% 2016[2]	4,500	4,461
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,4]	1,740	1,823
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3,4]	1,846	1,915
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,494
John Deere Capital Corp. 5.40% 2011	2,000	2,014
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,250	3,380
TFM, SA de CV 9.375% 2012	3,150	3,315
Atrium Companies, Inc., Term Loan B, 8.61% 2012[1,4]	3,482	3,256
ARAMARK Corp., Term Loan B, 7.36% 2014[1,4]	1,202	1,181
ARAMARK Corp., Term Loan B, Letter of Credit, 7.36% 2014[1,4]	86	84
ARAMARK Corp. 8.50% 2015	1,325	1,358
ARAMARK Corp. 8.856% 2015[1]	200	203
THL Buildco, Inc. 8.50% 2014	3,225	2,814
American Standard Inc. 7.625% 2010	2,300	2,435
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,325	2,418
Atlas Copco AB 5.60% 2017[2]	2,340	2,313
CSX Corp. 5.75% 2013	2,300	2,311
USG Corp. 6.30% 2016	2,000	1,818
Williams Scotsman, Inc. 8.50% 2015	1,500	1,658
Waste Management, Inc. 7.375% 2010	650	688
WMX Technologies, Inc. 7.10% 2026	500	524
RSC Holdings III, LLC, Second Lien Term Loan B, 8.86% 2013[1,4]	696	678
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,4]	493	499
		215,813

TELECOMMUNICATION SERVICES — 4.05%
Nextel Communications, Inc., Series E, 6.875% 2013	16,720	16,802
Nextel Communications, Inc., Series D, 7.375% 2015	17,740	18,044
U S WEST Capital Funding, Inc. 6.375% 2008	100	100
Qwest Capital Funding, Inc. 7.90% 2010	4,295	4,413
Qwest Capital Funding, Inc. 7.25% 2011	6,475	6,540
Qwest Communications International Inc. 7.25% 2011	4,000	4,065
Qwest Corp. 8.875% 2012	1,250	1,370
Qwest Capital Funding, Inc. 7.625% 2021	350	329
U S WEST Capital Funding, Inc. 6.875% 2028	700	604
Verizon Communications Inc. 5.50% 2017	14,785	14,513
Verizon Global Funding Corp. 7.75% 2030	1,900	2,204
AT&T Corp. 7.30% 2011[1]	1,850	1,989
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,047
AT&T Wireless Services, Inc. 8.125% 2012	850	943
SBC Communications Inc. 5.10% 2014	2,700	2,616
SBC Communications Inc. 5.625% 2016	6,750	6,704
SBC Communications Inc. 6.45% 2034	2,130	2,167
American Tower Corp. 7.125% 2012	5,250	5,394
American Tower Corp. 7.50% 2012	4,500	4,646
Intelsat, Ltd. 6.50% 2013	3,000	2,295
Intelsat (Bermuda), Ltd. 8.25% 2013	1,775	1,810
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[7]	1,200	993
Intelsat Corp. 9.00% 2016	2,500	2,587
Intelsat (Bermuda), Ltd. 9.25% 2016	2,000	2,085
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,700	1,784
Windstream Corp. 8.625% 2016	5,800	6,213
Telecom Italia SpA 6.25% 2012	€920	1,365
Telecom Italia Capital SA, Series B, 5.25% 2013	$2,750	2,672
Telecom Italia Capital SA 5.25% 2015	4,000	3,803
Cricket Communications, Inc. 9.375% 2014	4,880	4,978
Cricket Communications, Inc. 9.375% 2014[2]	2,700	2,754
France Télécom 7.75% 2011[1]	6,500	6,992
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	2,500	2,666
American Cellular Corp., Series B, 10.00% 2011	782	821
Dobson Cellular Systems, Inc. 9.875% 2012	500	543
Dobson Communications Corp. 8.875% 2013	1,688	1,806
American Cellular Corp., Term Loan B, 7.36% 2014[1,4]	998	996
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	2,949
Hawaiian Telcom Communications, Inc. 10.86% 2013[1]	2,195	2,233
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	1,221
Rogers Wireless Inc. 7.25% 2012	3,825	4,054
Rogers Wireless Inc. 7.50% 2015	1,975	2,120
Rural Cellular Corp. 8.621% 2013[1,2]	5,500	5,665
Cincinnati Bell Inc. 7.25% 2013	5,250	5,316
Embarq Corp. 6.738% 2013	5,000	5,205
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,091
Centennial Cellular Corp. 10.75% 2008	45	45
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,000	1,065
Centennial Communications Corp. 11.11% 2013[1]	500	518
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	2,700	2,761
Triton PCS, Inc. 8.50% 2013	3,250	3,417
Level 3 Financing, Inc. 9.25% 2014	2,500	2,475
NTELOS Inc., Term Loan B, 7.38% 2011[1,4]	2,438	2,417
Digicel Group Ltd. 8.875% 2015[2]	2,000	1,885
Deutsche Telekom International Finance BV 8.125% 2012[1]	€835	1,340
Singapore Telecommunications Ltd. 6.375% 2011[2]	$750	786
		193,216

ENERGY — 2.57%
Williams Companies, Inc. 6.375% 2010[2]	1,000	1,010
Williams Companies, Inc. 7.125% 2011	500	521
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	2,950	3,083
Williams Companies, Inc. 8.125% 2012	6,180	6,690
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,500	2,562
Williams Companies, Inc. 8.75% 2032	500	578
TransCanada PipeLines Ltd. 6.35% 2067[1]	12,250	11,778
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,4]	2,673	2,648
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4]	37	37
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4]	675	751
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,4]	360	401
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]	7,500	7,173
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,4]	6,250	6,187
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4]	3,000	2,970
Gaz Capital SA 6.51% 2022[2]	3,940	3,910
Gaz Capital SA 7.288% 2037[2]	3,000	3,206
Pogo Producing Co. 7.875% 2013	2,825	2,938
Pogo Producing Co. 6.625% 2015	100	101
Pogo Producing Co. 6.875% 2017	4,000	4,040
Southern Natural Gas Co. 5.90% 2017[2]	2,510	2,455
El Paso Natural Gas Co. 5.95% 2017[2]	1,500	1,472
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	2,046
Southern Natural Gas Co. 8.00% 2032	750	851
Lukoil International Finance BV 6.656% 2022[2]	6,100	5,786
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	992
Enterprise Products Operating LP 8.375% 2066[1]	3,195	3,289
Enterprise Products Operating LP 7.034% 2068[1]	805	739
Qatar Petroleum 5.579% 2011[2,4]	4,889	4,906
Kinder Morgan Inc., Term Loan B, 6.63% 2013[1,4]	2,418	2,377
K N Energy, Inc. 7.25% 2028	1,500	1,404
Teekay Shipping Corp. 8.875% 2011	3,350	3,534
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,4]	3,390	3,382
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,084
Kinder Morgan Energy Partners LP 6.00% 2017	380	376
Kinder Morgan Energy Partners LP 6.50% 2037	900	864
Petroleum Export Ltd., Class A-3, 5.265% 2011[2,4]	3,312	3,295
Husky Energy Inc. 6.80% 2037	2,830	2,913
Drummond Co., Inc. 7.375% 2016[2]	2,545	2,379
Newfield Exploration Co. 6.625% 2014	1,000	987
Newfield Exploration Co. 6.625% 2016	1,250	1,228
Polar Tankers, Inc. 5.951% 2037[2]	2,250	2,148
Pemex Project Funding Master Trust 6.625% 2035	2,000	2,071
XTO Energy Inc. 6.25% 2017	2,000	2,034
Premcor Refining Group Inc. 6.75% 2011	1,250	1,297
Premcor Refining Group Inc. 9.50% 2013	400	422
Encore Acquisition Co. 6.00% 2015	1,825	1,656
Energy Transfer Partners, LP 5.95% 2015	1,475	1,440
Marathon Oil Corp. 6.00% 2017	1,250	1,254
Gulfstream Natural Gas 6.19% 2025[2]	1,220	1,204
EOG Resources, Inc. 5.875% 2017	540	541
Canadian Natural Resources Ltd. 6.25% 2038	395	382
		122,392

ASSET-BACKED OBLIGATIONS[4]— 2.49%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	4,750	4,749
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,517
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	6,750	6,813
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,222
Chase Issuance Trust, Series 2007-A9, Class A, 5.783% 2014[1]	11,500	11,315
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	3,000	2,986
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	3,250	3,189
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	5,000	4,968
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	9,340	9,375
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,193
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,575
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1,3]	8,044	7,642
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	3,000	3,000
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[2]	3,617	3,632
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 5.803% 2015[1,2,3]	5,000	4,828
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	4,500	4,510
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1]	4,500	4,364
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	4,000	4,032
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,756
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[1]	4,000	3,586
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	3,320	3,332
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,959
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,799
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,724
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[2]	2,129	2,122
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	2,000	1,988
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 5.231% 2037[1]	2,153	1,984
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1]	1,500	1,491
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	1,457	1,478
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[3]	1,615	1,286
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	566	555
		118,970

MATERIALS — 2.28%
Abitibi-Consolidated Co. of Canada 5.25% 2008	1,500	1,440
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,517
Abitibi-Consolidated Inc. 7.75% 2011	1,850	1,434
Abitibi-Consolidated Co. of Canada 9.194% 2011[1]	1,650	1,295
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	324
Abitibi-Consolidated Co. of Canada 8.375% 2015	7,215	5,285
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	2,015
Stone Container Corp. 8.375% 2012	2,250	2,261
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,723
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,835	2,800
C5 Capital (SPV) Ltd. 6.196% (undated)[1,2]	5,000	4,959
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	4,500	4,330
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,675	1,813
Freeport-McMoRan Copper & Gold Inc. 8.564% 2015[1]	4,000	4,165
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,975	3,258
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	8,275	7,985
Stora Enso Oyj 6.404% 2016[2]	1,780	1,757
Stora Enso Oyj 7.25% 2036[2]	4,950	5,002
Owens-Brockway Glass Container Inc. 8.875% 2009	2,197	2,241
Owens-Brockway Glass Container Inc. 8.75% 2012	2,250	2,354
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,756
Bayer AG 5.00% (undated)[1]	3,780	4,905
Alcoa Inc. 5.55% 2017	$4,700	4,549
UPM-Kymmene Corp. 5.625% 2014[2]	4,500	4,358
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,553
Algoma Steel Inc. 9.875% 2015[2]	3,000	2,685
Norske Skogindustrier ASA 7.625% 2011[2]	2,500	2,547
Rohm and Haas Co. 6.00% 2017	2,500	2,512
Neenah Paper, Inc. 7.375% 2014	2,325	2,255
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,139
Plastipak Holdings, Inc. 8.50% 2015[2]	$2,000	2,080
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	2,000	1,990
JSG Funding PLC 7.75% 2015	2,000	1,960
Airgas, Inc. 6.25% 2014	2,000	1,910
Domtar Inc. 5.375% 2013	500	460
Domtar Inc. 7.125% 2015	1,500	1,447
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	259
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,290
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	325
Lyondell Chemical Co. 10.50% 2013	1,700	1,836
Building Materials Corp. of America 7.75% 2014	1,850	1,684
Georgia-Pacific Corp. 8.125% 2011	500	510
Georgia-Pacific Corp., First Lien Term Loan B, 7.474% 2012[1,4]	1,007	990
Allegheny Technologies, Inc. 8.375% 2011	500	530
International Paper Co. 5.85% 2012	520	527
		109,015

HEALTH CARE — 2.01%
HealthSouth Corp. 11.409% 2014[1]	8,180	8,569
HealthSouth Corp. 10.75% 2016	6,715	7,101
HCA Inc., Term Loan B, 7.448% 2013[1,4]	12,903	12,666
HCA Inc. 9.125% 2014[2]	580	613
HCA Inc. 9.25% 2016[2]	680	724
HCA Inc. 9.625% 2016[2,5]	680	728
AstraZeneca PLC 5.40% 2012	4,500	4,540
AstraZeneca PLC 6.50% 2037	5,000	5,202
Coventry Health Care, Inc. 6.30% 2014	7,800	7,807
VWR International, Inc. 10.25% 2015[1,2,5]	7,320	7,100
Schering-Plough Corp. 5.375% 2014[3]	€1,020	1,455
Schering-Plough Corp. 6.00% 2017	$1,890	1,902
Schering-Plough Corp. 6.55% 2037	3,000	3,070
Tenet Healthcare Corp. 6.375% 2011	700	616
Tenet Healthcare Corp. 9.875% 2014	4,100	3,772
Tenet Healthcare Corp. 9.25% 2015	2,150	1,908
PTS Acquisition Corp. 9.50% 2015[2,5]	5,295	5,030
UnitedHealth Group Inc. 6.00% 2017[2]	4,500	4,505
Viant Holdings Inc. 10.125% 2017[2]	3,390	3,170
Aetna Inc. 5.75% 2011	3,000	3,050
Amgen Inc. 4.00% 2009	2,500	2,445
Surgical Care Affiliates, Inc. 10.00% 2017[2]	2,500	2,413
Elan Finance PLC and Elan Finance Corp. 9.705% 2013[1]	2,440	2,410
Humana Inc. 6.45% 2016	1,500	1,524
Cardinal Health, Inc. 6.05% 2016[2]	1,235	1,218
Wyeth 5.50% 2016	1,000	981
Warner Chilcott Corp. 8.75% 2015	650	676
WellPoint, Inc. 5.25% 2016	625	598
		95,793

UTILITIES — 1.74%
Edison Mission Energy 7.75% 2016	6,000	6,240
Midwest Generation, LLC, Series B, 8.56% 2016[4]	1,586	1,697
Edison Mission Energy 7.00% 2017[2]	8,550	8,465
Edison Mission Energy 7.20% 2019[2]	5,250	5,198
AES Corp. 9.50% 2009	695	726
AES Corp. 9.375% 2010	4,769	5,055
AES Corp. 8.75% 2013[2]	6,350	6,675
AES Red Oak, LLC, Series A, 8.54% 2019[4]	867	928
AES Ironwood, LLC 8.857% 2025[4]	1,112	1,217
AES Red Oak, LLC, Series B, 9.20% 2029[4]	2,500	2,750
ISA Capital do Brasil SA 7.875% 2012[2]	625	636
ISA Capital do Brasil SA 8.80% 2017[2]	6,500	6,825
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[2]	3,920	3,915
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	2,000	1,986
NRG Energy, Inc. 7.25% 2014	725	729
NRG Energy, Inc. 7.375% 2016	4,675	4,698
Veolia Environnement 6.125% 2033	€2,740	3,963
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	$2,200	2,124
MidAmerican Energy Holdings Co. 6.125% 2036	1,500	1,461
National Grid PLC 6.30% 2016	1,315	1,332
National Grid Transco PLC 4.375% 2020	€1,290	1,611
Constellation Energy Group, Inc. 6.125% 2009	$1,800	1,829
Constellation Energy Group, Inc. 4.55% 2015	1,080	981
Cilcorp Inc. 8.70% 2009	1,000	1,052
Union Electric Co. 5.25% 2012	1,495	1,489
Mirant Americas Generation, Inc. 8.30% 2011	2,300	2,335
SP PowerAssets Ltd. 3.80% 2008[2]	2,000	1,969
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	147
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,424
Exelon Generation Co., LLC 6.95% 2011	1,300	1,363
Scottish Power PLC 5.375% 2015	1,230	1,202
Israel Electric Corp. Ltd. 7.70% 2018[2]	500	544
PSEG Energy Holdings Inc. 8.625% 2008	408	412
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	98
		83,076

INFORMATION TECHNOLOGY — 1.48%
NXP BV and NXP Funding LLC 8.11% 2013[1]	3,025	2,821
NXP BV and NXP Funding LLC 7.875% 2014	5,050	4,879
NXP BV and NXP Funding LLC 9.50% 2015	11,755	10,991
Western Union Co. 5.67% 2008[1]	4,000	4,003
Western Union Co. 5.93% 2016	6,000	5,928
Celestica Inc. 7.875% 2011	6,750	6,531
Celestica Inc. 7.625% 2013	3,450	3,226
Sanmina-SCI Corp. 8.444% 2014[1,2]	2,000	1,920
Sanmina-SCI Corp. 8.125% 2016	7,425	6,460
SunGard Data Systems Inc. 9.125% 2013	5,500	5,747
First Data Corp., Term Loan B2, 8.00% 2014[1,4]	5,000	4,840
National Semiconductor Corp. 6.15% 2012	4,500	4,583
Jabil Circuit, Inc. 5.875% 2010	3,060	3,090
Xerox Corp. 7.125% 2010	2,500	2,598
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	1,500	1,515
Freescale Semiconductor, Inc., Term Loan B, 7.33% 2013[1,4]	1,297	1,244
Exodus Communications, Inc. 11.625% 2010[3,8]	377	—
		70,376

CONSUMER STAPLES — 0.51%
SUPERVALU INC., Term Loan B, 7.32% 2012[1,4]	1,981	1,966
SUPERVALU INC. 7.50% 2012	765	796
Albertson’s, Inc. 7.25% 2013	2,410	2,437
Albertson’s, Inc. 8.00% 2031	2,000	2,040
Tyson Foods, Inc. 6.85% 2016[1]	4,305	4,458
Kroger Co. 6.40% 2017	4,130	4,219
Stater Bros. Holdings Inc. 8.125% 2012	2,550	2,611
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,418
Spectrum Brands, Inc. 7.375% 2015	2,600	2,015
Safeway Inc. 6.35% 2017	1,600	1,629
Tesco PLC 5.50% 2033	£330	644
		24,233

MUNICIPALS — 0.08%
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	$1,625	1,588
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	1,457	1,410
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	400	414
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	326	327
		3,739

Total bonds, notes & other debt instruments (cost: $3,613,336,000)		3,614,499

Convertible securities — 0.19%	Principal amount

FINANCIALS — 0.14%
Countrywide Financial Corp., Series A, 1.86% convertible debentures 2037[1,2]	7,500,000	6,882

CONSUMER DISCRETIONARY — 0.05%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	2,203

Total convertible securities (cost: $7,808,000)		9,085

Preferred stocks — 2.53%	Shares

FINANCIALS — 2.53%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	20,148,000	19,184
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[1,2]	3,025,000	3,133
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	17,008,000	15,812
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[1,2]	5,555,000	5,659
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	3,230,000	3,316
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[1]	800,000	1,097
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	10,800,000	9,619
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[2]	520,000	9,490
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	10,090,000	9,327
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	6,030,000	6,616
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[1]	5,000,000	4,685
RBS Capital Trust I 4.709% noncumulative trust[1,3]	1,500,000	1,369
Fannie Mae, Series O, 7.00%[1,2]	100,000	5,238
Banco Santander Central Hispano, SA 6.50%[3,9]	200,000	4,425
ING Capital Funding Trust III 8.439% noncumulative[1]	4,000,000	4,330
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	3,100,000	4,047
Deutsche Bank Capital Funding Trust I 7.872%[1,2]	2,500,000	2,595
Wachovia Capital Trust III 5.80%[1]	2,450,000	2,435
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[1,2]	1,175,000	1,181
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	850,000	937
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	65,000	1,875
Barclays Bank PLC 4.75%[1]	1,560,000	1,810
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	1,000,000	1,005
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	750,000	805
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	20,000	502

Total preferred stocks (cost: $126,818,000)		120,492

		Market value
Common stocks — 0.36%	Shares	(000)

INDUSTRIALS — 0.03%
DigitalGlobe Inc.[3,9,10]	306,464	$1,226
UAL Corp.[10]	1,580	73
		1,299

TELECOMMUNICATION SERVICES — 0.05%
American Tower Corp., Class A10	42,271	1,840
Sprint Nextel Corp., Series 1	33,726	641
Embarq Corp.	1,686	94
XO Holdings, Inc.[10]	1,134	4
		2,579

UTILITIES — 0.05%
Drax Group PLC	200,094	2,495

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.[10]	32,500	118

HEALTH CARE — 0.00%
Clarent Hospital Corp.[3,10]	16,114	2

MISCELLANEOUS — 0.23%
Other common stocks in initial period of acquisition		10,719

Total common stocks (cost: $16,104,000)		17,212

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	2,273	1
XO Holdings, Inc., Series B, warrants, expire 2010[10]	1,704	1
XO Holdings, Inc., Series C, warrants, expire 2010[10]	1,704	—
GT Group Telecom Inc., warrants, expire 2010[2,3,10]	1,000	—

Total rights & warrants (cost: $52,000)		2

	Principal amount	Market value
Short-term securities — 20.34%	(000)	(000)

Freddie Mac 4.55%-4.70% due 12/10/2007–3/10/2008[11]	$109,900	$108,849
Procter & Gamble International Funding S.C.A. 4.98%–5.23% due 10/11–11/14/2007[2]	106,500	106,017
E.I. duPont de Nemours and Co. 5.02%–5.20% due 10/5–10/10/2007[2]	100,000	99,878
Federal Home Loan Bank 4.50%–4.89% due 10/5/2007–1/22/2008	84,233	83,778
Abbott Laboratories 4.75%–5.22% due 10/2–10/26/2007[2]	79,000	78,868
Ciesco LLC 5.50% due 10/24/2007[2]	31,300	31,185
CAFCO, LLC 5.27% due 10/5/2007[2]	26,600	26,580
Coca-Cola Co. 4.72%–5.23% due 10/2–11/15/2007[2,11]	56,400	56,205
International Lease Finance Corp. 5.25% due 10/24/2007	25,500	25,412
AIG Funding Inc. 5.28% due 10/16/2007	25,000	24,941
AT&T Inc. 4.75%–5.22% due 10/23–10/31/2007[2]	46,500	46,314
Hewlett-Packard Co. 4.95%–5.00% due 10/19–11/16/2007[2,11]	40,350	40,185
Wal-Mart Stores Inc. 4.72% due 12/18/2007[2]	35,000	34,602
Johnson & Johnson 4.98%–5.19% due 10/5–10/24/2007[2]	31,700	31,652
Ranger Funding Co. LLC 6.20% due 10/12/2007[2]	31,000	30,936
Private Export Funding Corp. 5.22% due 10/29/2007[2]	30,000	29,891
Anheuser-Busch Cos. Inc. 5.20% due 10/31/2007[2]	28,900	28,763
Variable Funding Capital Corp. 6.10% due 10/4/2007[2]	24,500	24,483
Paccar Financial Corp. 5.21% due 10/18/2007	20,900	20,846
Three Pillars Funding, LLC 5.30% due 10/1/2007[2]	14,800	14,793
Estée Lauder Companies Inc. 5.00% due 10/26/2007[2]	9,300	9,266
Target Corp. 5.00% due 10/19/2007	9,000	8,976
Harley-Davidson Funding Corp. 5.25% due 10/5/2007[2]	8,000	7,994
Triple-A One Funding Corp. 5.75% due 10/10/2007[2]	500	499

Total short-term securities (cost: $970,844,000)		970,913

Total investment securities (cost: $4,734,962,000)		4,732,203
Other assets less liabilities		40,180

Net assets		$4,772,383

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Coupon rate may change periodically.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,393,709,000, which represented 29.20% of the net assets of the fund.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $210,278,000.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Index-linked bond whose principal amount moves with a government retail price index.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Banco Santander Central Hispano, SA 6.50%	1/11/2007	$5,000	$4,425	.09%
DigitalGlobe Inc.	4/14/1999–7/31/2003	250	1,226	.03

Total restricted securities		$5,250	$5,651	.12%

[10]	Security did not produce income during the last 12 months.
[11]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$74,705
Gross unrealized depreciation on investment securities	(79,839)
Net unrealized depreciation on investment securities	(5,134)
Cost of investment securities for federal income tax purposes	4,737,337

Global Bond Fund
Investment portfolio

September 30, 2007
unaudited

Bonds, notes & other debt instruments — 87.85%	Principal amount (000)	Market value (000)

EUROS — 12.30%
German Government 5.25% 2008	€890	US$ 1,273
German Government 4.50% 2009	800	1,149
German Government 4.50% 2013	625	904
German Government 4.25% 2014	630	898
German Government 3.50% 2016	60	81
German Government 4.00% 2016	5,155	7,196
German Government 6.25% 2024	275	468
Spanish Government 4.25% 2007	2,074	2,957
Netherlands Government Eurobond 5.00% 2012	100	147
Netherlands Government Eurobond 7.50% 2023	400	753
Netherlands Government Eurobond 4.00% 2037	300	385
Bayer AG 5.00% (undated)[1]	940	1,220
National Grid Transco PLC 4.375% 2020	500	625
Schering-Plough Corp. 5.375% 2014[2]	350	499
French Government O.A.T. Eurobond 4.75% 2035	330	478
Shinsei Bank, Ltd. 3.75% 2016[1]	100	134
Shinsei Bank, Ltd. 3.75% 2016[1]	250	334
Sumitomo Mitsui Banking Corp. 4.375% (undated)[1]	350	440
Vodafone Group PLC 4.75% 2016	300	412
TeliaSonera AB 4.75% 2017	300	408
UniCredito Italiano SpA 3.95% 2016	300	380
Merrill Lynch & Co., Inc. 4.625% 2018	250	321
UPM-Kymmene Corp. 6.125% 2012	200	295
Veolia Environnement 4.875% 2013	150	210
Veolia Environnement 6.125% 2033	55	80
ABN AMRO Bank NV 4.31% (undated)[1]	225	281
Resona Bank, Ltd 4.125% (undated)[1]	200	262
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	170	226
Saint-Gobain Nederland BV 5.00% 2014	150	209
Santander Perpetual, SA Unipersonal 4.375% (undated)[1]	150	196
Rodamco Europe Finance BV, Series 5, 3.75% 2012	145	196
Metro Finance BV 4.625% 2011	125	176
PLD International Finance LLC 4.375% 2011	50	70
		23,663

JAPANESE YEN — 6.14%
Japanese Government 1.80% 2008	¥89,000	780
Japanese Government 0.90% 2008	208,900	1,824
Japanese Government 1.30% 2011	58,250	512
Japanese Government 0.50% 2013	93,000	776
Japanese Government 1.50% 2014	581,300	5,108
Japanese Government 1.70% 2016	261,950	2,303
Japanese Government 2.30% 2035	60,400	515
		11,818

SWEDISH KRONOR — 4.03%
Swedish Government 5.00% 2009	SKr10,750	US$1,693
Swedish Government 5.25% 2011	24,510	3,936
Swedish Government 6.75% 2014	9,700	1,718
Swedish Government 5.00% 2020	2,500	414
		7,761

BRITISH POUNDS — 3.75%
United Kingdom 5.00% 2008	£115	235
United Kingdom 5.25% 2012	225	464
United Kingdom 5.00% 2014	525	1,070
United Kingdom 4.75% 2015	755	1,516
United Kingdom 4.00% 2016	1,225	2,325
United Kingdom 8.00% 2021	275	729
United Kingdom 4.75% 2038	310	651
Countrywide Home Loans, Inc. 5.875% 2008[3]	60	118
Abbey National PLC 7.50% (undated)[1]	50	105
		7,213

ISRAELI SHEKELS — 3.07%
Israeli Government 7.50% 2014[2]	ILS 6,653	1,836
Israeli Government 6.50% 2016[2]	15,490	4,075
		5,911

SINGAPORE DOLLARS — 3.01%
Singapore (Republic of) 3.125% 2011	S$5,030	3,484
Singapore (Republic of) 3.75% 2016	3,160	2,305
		5,789

HUNGARIAN FORINT — 2.71%
Hungarian Government 6.00% 2011	HUF 20,080	111
Hungarian Government 7.25% 2012	824,500	4,786
Hungarian Government 6.75% 2017	55,000	315
		5,212

DANISH KRONER — 2.56%
Nykredit, interest only, 6.00% 2038[2,3]	DKr 3,000	574
Nykredit 5.00% 2038[3]	14,760	2,689
Nordea Kredit 5.00% 2038[3]	3,000	546
Nordea Kredit 6.00% 2038[3]	5,810	1,113
		4,922

MALAYSIAN RINGGIT — 2.11%
Malaysian Government 3.718% 2012	MYR6,060	1,789
Malaysian Government 4.262% 2016	6,910	2,114
Malaysian Government 3.814% 2017	520	154
		4,057

AUSTRALIAN DOLLARS — 2.09%
Queensland Treasury Corp. 6.00% 2015	A$3,165	2,702
New South Wales Treasury Corp. 5.50% 2014	925	769
European Investment Bank 6.125% 2017	650	554
		4,025

POLISH ZLOTY — 2.05%
Polish Government 5.75% 2010	PLN9,160	3,500
Polish Government 4.25% 2011	586	213
Polish Government 5.25% 2017	650	238
		3,951

BRAZILIAN REAIS — 2.04%
Brazil (Federal Republic of) 10.00% 2014[2]	BRL1,600	US$ 820
Brazilian Treasury Bill 6.00% 2015[2,4]	1,000	858
Brazil (Federal Republic of) 10.00% 2017[2]	2,000	1,006
Brazil (Federal Republic of) Global 10.25% 2028[2]	1,425	818
Brazilian Treasury Bill 6.00% 2045[2,4]	500	431
		3,933

TURKISH LIRE — 1.80%
Turkey (Republic of) Treasury Bill 0% 2008[2]	TRY1,360	991
Turkey (Republic of) 14.00% 2011[2]	270	212
Turkey (Republic of) 16.00% 2012[2]	740	621
Turkey (Republic of) 10.00% 2012[2,4]	577	483
European Investment Bank 0% 2016	1,000	308
European Investment Bank 14.00% 2016	1,000	851
		3,466

EGYPTIAN POUNDS — 1.62%
Egypt (Arab Republic of) Treasury Bill 0% 2007[2]	EGP 50	9
Egypt (Arab Republic of) Treasury Bill 0% 2007[2]	1,075	191
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	550	97
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	1,000	175
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	750	131
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	4,000	694
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	125	21
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	1,525	262
Egypt (Arab Republic of) 11.50% 2011[2]	1,125	221
Egypt (Arab Republic of) 8.75% 2012[2]	2,250	412
Egypt (Arab Republic of) 8.85% 2013[2]	5,000	901
		3,114

INDONESIAN RUPIAH — 1.56%
Indonesia (Republic of) 12.50% 2013	IDR 5,372,000	673
Indonesia (Republic of) 11.00% 2020	3,100,000	372
Indonesia (Republic of) 12.80% 2021	14,400,000	1,943
Indonesia (Republic of) 11.00% 2025	100,000	12
		3,000

MEXICAN PESOS — 1.32%
United Mexican States Government 9.00% 2012	MXN 7,500	723
United Mexican States Government, Series MI10, 9.50% 2014	14,000	1,399
United Mexican States Government, Series M20, 10.00% 2024	3,800	416
		2,538

SOUTH KOREAN WON — 1.19%
South Korean Government 5.00% 2011	KRW 825,000	889
South Korean Government 5.25% 2015	1,311,430	1,405
		2,294

COLOMBIAN PESOS — 1.11%
Colombia (Republic of) Global 11.75% 2010[2]	COP 17,000	9
Colombia (Republic of) Global 12.00% 2015[2]	1,939,000	1,082
Colombia (Republic of) Global 9.85% 2027[2]	2,063,000	1,042
		2,133

NORWEGIAN KRONER — 1.02%
Norwegian Government 6.50% 2013	NKr9,750	1,959

CANADIAN DOLLARS — 0.28%
Canadian Government 3.75% 2008	C$460	US$ 462
Canadian Government 5.50% 2010	70	73
		535

DOMINICAN PESOS — 0.11%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	DOP6,557	201

ARGENTINE PESOS — 0.10%
Argentina (Republic of) 5.83% 2033[2,3,4,5]	ARS790	200

U.S. DOLLARS — 31.88%
U.S. Treasury 4.875% 2012[6]	US$2,762	2,844
U.S. Treasury 4.50% 2016[6]	5,179	5,179
U.S. Treasury 5.125% 2016[6]	2,775	2,891
Freddie Mac: 5.75% 2008	500	504
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	96	72
Freddie Mac 6.00% 2037[3]	290	290
Freddie Mac 6.00% 2037[3]	2,719	2,725
Freddie Mac 6.00% 2037[3]	282	282
Freddie Mac 6.00% 2037[3]	460	461
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	732	550
Fannie Mae 4.50% 2035[3]	435	403
Fannie Mae 6.00% 2036[3]	335	335
Fannie Mae 6.50% 2036[3]	478	484
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3]	420	330
Fannie Mae 5.50% 2037[3]	218	214
Fannie Mae 5.50% 2037[3]	229	224
Fannie Mae 6.00% 2037[3]	1,406	1,409
Fannie Mae 6.50% 2037[3]	250	255
Fannie Mae 7.00% 2037[3]	125	129
Fannie Mae 5.50% 2037[3]	244	236
Fannie Mae 5.50% 2037[3]	299	289
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[2,3]	391	390
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[2,3]	783	785
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[3]	217	216
Federal Home Loan Bank 5.125% 2008	1,160	1,162
Chase Issuance Trust, Series 2007-A9, Class A, 5.783% 2014[1,3]	1,000	984
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[2,3]	920	924
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1,3]	441	404
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,2,3]	414	393
Standard Chartered Bank 6.40% 2017[7]	400	401
Standard Chartered PLC 6.409% (undated)[1,7]	400	370
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[3]	720	723
Gaz Capital SA 6.51% 2022[7]	590	586
Gaz Capital SA 7.288% 2037[7]	100	107
Barclays Bank PLC 5.926% (undated)[1,7]	160	152
Barclays Bank PLC 7.434% (undated)[1,7]	350	373
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)[1,7]	160	154
Comcast Corp. 6.30% 2017	320	326
Comcast Corp. 6.95% 2037	330	347
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[2,3]	325	325
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[3]	200	195
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3]	100	97
Capmark Financial Group, Inc. 5.875% 2012[7]	670	611
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,3,7]	550	543
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3,7]	25	24
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3,7]	40	38
Countrywide Home Loans, Inc., Series L, 4.00% 2011	255	229
Countrywide Financial Corp., Series B, 5.80% 2012	355	333
Lehman Brothers Holdings Inc. 6.50% 2017	540	548
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019[3]	281	268
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020[3]	251	242
HSBK (Europe) B.V. 7.75% 2013	235	234
HSBK (Europe) B.V. 7.25% 2017[7]	305	271
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[1,3]	500	492
TuranAlem Finance BV 8.25% 2037[7]	150	131
TuranAlem Finance BV, Series 8, 8.25% 2037	400	350
Turkey (Republic of) 7.25% 2015	450	471
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	30	30
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3]	420	420
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	58	58
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	85	84
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	77	80
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	185	199
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.151% 2036[1,3]	417	419
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[3]	404	399
Atlas Copco AB 5.60% 2017[7]	400	395
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[7]	200	200
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	90	91
Charter Communications Operating, LLC, Term Loan Facilities B, Delayed Draw, 7.13% 2014[1,3]	75	73
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	30	31
C10 Capital (SPV) Ltd. 6.722% (undated)[1,7]	400	385
AstraZeneca PLC 5.40% 2012	380	383
Edison Mission Energy 7.50% 2013	25	26
Edison Mission Energy 7.75% 2016	50	52
Midwest Generation, LLC, Series B, 8.56% 2016[3]	79	85
Edison Mission Energy 7.20% 2019[7]	100	99
Edison Mission Energy 7.625% 2027[7]	125	121
Schering-Plough Corp. 6.00% 2017	380	382
EOG Resources, Inc. 5.875% 2017	380	381
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,7]	100	92
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,7]	300	282
Stora Enso Oyj 6.404% 2016[7]	185	183
Stora Enso Oyj 7.25% 2036[7]	180	182
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[2,3]	310	313
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[3]	40	39
Liberty Mutual Group Inc. 6.50% 2035[7]	40	37
Liberty Mutual Group Inc. 7.50% 2036[7]	150	154
Liberty Mutual Group Inc., Series A, 7.80% 2087[7]	150	146
J.C. Penney Corp., Inc. 5.75% 2018	330	317
Safeway Inc. 6.35% 2017	310	316
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	210	217
Merrill Lynch & Co., Inc. 6.11% 2037	100	94
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[3]	169	172
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[3]	138	142
Marathon Oil Corp. 6.00% 2017	310	311
TransCanada PipeLines Ltd. 6.35% 2067[1]	320	308
Royal Bank of Scotland Group PLC 6.99% (undated)[1,7]	300	306
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[3]	317	305
American Tower Corp. 7.125% 2012	50	51
American Tower Corp. 7.00% 2017[7]	250	253
Nextel Communications, Inc., Series E, 6.875% 2013	285	286
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	100	105
Williams Companies, Inc. 8.125% 2012	50	54
Williams Companies, Inc. 8.75% 2032	110	127
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1,2,3]	294	279
SunGard Data Systems Inc. 3.75% 2009	250	242
SunGard Data Systems Inc. 9.125% 2013	26	27
Tenet Healthcare Corp. 6.375% 2011	50	44
Tenet Healthcare Corp. 7.375% 2013	80	68
Tenet Healthcare Corp. 9.875% 2014	120	110
Tenet Healthcare Corp. 9.25% 2015	50	44
Verizon Communications Inc. 5.50% 2017	270	265
Residential Capital, LLC 7.50% 2012[1]	320	259
Argentina (Republic of) 3.368% 2012[1,2,3]	350	198
Argentina (Republic of) GDP-Linked 2035	435	57
Kansas City Southern Railway Co. 7.50% 2009	250	254
National Grid PLC 6.30% 2016	250	253
E*TRADE Financial Corp. 8.00% 2011	250	250
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1,3]	250	248
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.023% 2042[1,3]	250	247
Corporación Andina de Fomento 5.75% 2017	250	246
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[1,7]	260	244
BBVA International SA Unipersonal 5.919% (undated)[1,7]	270	242
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3]	250	236
Resona Bank, Ltd. 5.85% (undated)[1,7]	250	236
Canadian Natural Resources Ltd. 6.25% 2038	240	232
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,7]	250	231
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.349% 2037[1,3]	233	231
SLM Corp., Series A, 5.40% 2011	240	224
Hospitality Properties Trust 5.625% 2017	225	209
Coventry Health Care, Inc. 6.30% 2014	200	200
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[1,3]	200	199
Glen Meadow Pass Through Trust 6.505% 2067[1,2,7]	200	194
Nielsen Finance LLC, Term Loan B, 7.61% 2013[1,3]	50	49
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	50	53
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	130	92
Michaels Stores, Inc. 10.00% 2014	110	113
Michaels Stores, Inc. 0%/13.00% 2016[8]	75	45
Michaels Stores, Inc. 11.375% 2016	25	26
TL Acquisitions, Inc., Term Loan B, 7.95% 2014[1,3]	75	73
Thomson Learning 10.50% 2015[7]	85	84
Thomson Learning 0%/13.25% 2015[7,8]	30	24
Scottish Power PLC 5.375% 2015	185	181
Ford Motor Credit Co. 7.375% 2009	25	25
Ford Motor Co. 9.50% 2011	50	50
Ford Motor Co., Term Loan B, 8.70% 2013[1,3]	50	49
Ford Motor Co. 6.50% 2018	60	49
DAE Aviation Holdings, Inc., Term Loan B, 9.00% 2014[1,3]	75	75
DAE Aviation Holdings, Inc. 11.25% 2015[7]	90	95
First Data Corp., Term Loan B2, 8.00% 2014[1,3]	175	169
Federated Retail Holdings, Inc. 5.35% 2012	85	83
Federated Retail Holdings, Inc. 5.90% 2016	85	81
Chohung Bank 4.50% 2014[1,7]	160	159
AOL Time Warner Inc. 7.625% 2031	145	158
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	20	20
Stone Container Corp. 8.375% 2012	125	126
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	10	10
Enterprise Products Operating LP 8.375% 2066[1]	50	51
Enterprise Products Operating LP 7.034% 2068[1]	110	101
Radio One, Inc., Series B, 8.875% 2011	50	50
Radio One, Inc. 6.375% 2013	115	102
Univision Communications, Inc., Second Lien Term Loan, 7.629% 2009[1,3]	25	25
Univision Communications Inc. 7.85% 2011	25	25
Univision Communications, Inc., First Lien Term Loan B, 7.61% 2014[1,3]	45	43
Univision Communications Inc. 9.75% 2015[5,7]	60	59
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[7]	160	151
Banco Mercantil del Norte, SA 6.135% 2016[7]	150	150
D.R. Horton, Inc. 5.25% 2015	15	13
D.R. Horton, Inc. 5.625% 2016	35	29
D.R. Horton, Inc. 6.50% 2016	120	105
American Media Operations, Inc., Series B, 10.25% 2009	165	147
NXP BV and NXP Funding LLC 9.50% 2015	150	140
Hanesbrands Inc., Series B, 8.784% 2014[1]	140	140
Kinder Morgan Energy Partners LP 6.00% 2017	140	139
Kroger Co. 6.40% 2017	130	133
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[7]	130	130
Centex Corp. 6.50% 2016	140	128
HCA Inc., Term Loan B, 7.448% 2013[1,3]	129	127
Fifth Third Capital Trust IV 6.50% 2067[1]	130	125
Charles Schwab Corp., Series A, 6.375% 2017	125	124
American International Group, Inc., Series A-1, 6.25% 2087[1]	130	123
Centennial Communications Corp. 11.11% 2013[1]	40	41
Centennial Communications Corp. 10.00% 2013	75	80
Chubb Corp. 6.375% 2037[1]	120	120
AXA SA 6.379% (undated)[1,7]	130	118
Drummond Co., Inc. 7.375% 2016[7]	125	117
Hawker Beechcraft 8.875% 2015[5,7]	90	91
Hawker Beechcraft 9.75% 2017[7]	25	26
Nationwide Financial Services, Inc. 6.75% 2067[1]	120	116
Lincoln National Corp. 7.00% 2066[1]	110	114
Catlin Insurance Ltd. 7.249% (undated)[1,7]	120	113
HVB Funding Trust I 8.741% 2031[3,7]	100	113
CanWest Media Inc., Series B, 8.00% 2012	35	34
CanWest MediaWorks Inc. 9.25% 2015[7]	75	76
R.H. Donnelley Corp., Series A-1, 6.875% 2013	40	38
R.H. Donnelley Corp. 8.875% 2017[7]	70	71
THL Buildco, Inc. 8.50% 2014	125	109
Realogy Corp., Term Loan B, 8.36% 2013[1,3]	25	24
Realogy Corp. 10.50% 2014[7]	100	85
Development Bank of Singapore Ltd. 7.125% 2011[7]	100	106
Tenneco Automotive Inc. 8.625% 2014	105	106
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.941% 2037[1,3]	107	105
AMC Entertainment Inc. 8.00% 2014	25	24
AMC Entertainment Inc., Series B, 11.00% 2016	75	80
ARAMARK Corp., Term Loan B, 7.36% 2014[1,3]	21	20
ARAMARK Corp., Term Loan B, Letter of Credit, 7.36% 2014[1,3]	1	1
ARAMARK Corp. 8.50% 2015	80	82
Rural Cellular Corp. 8.621% 2013[1,7]	100	103
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.978% 2047[1,3]	104	102
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013[3]	100	100
Sunoco, Inc. 5.75% 2017	100	99
Southern Natural Gas Co. 5.90% 2017[7]	100	98
SBC Communications Inc. 5.10% 2014	100	97
Petroplus Finance Ltd. 6.75% 2014[7]	100	96
Celestica Inc. 7.875% 2011	90	87
Celestica Inc. 7.625% 2013	10	9
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	120	94
Burlington Coat Factory Warehouse Corp. 11.125% 2014	100	94
Allstate Corp., Series B, 6.125% 2067[1]	95	93
Young Broadcasting Inc. 10.00% 2011	100	93
Ambac Financial Group, Inc. 6.15% 2087[1]	105	91
Viacom Inc. 6.25% 2016	90	90
PTS Acquisition Corp. 9.50% 2015[5,7]	95	90
DRS Technologies, Inc. 6.875% 2013	60	60
DRS Technologies, Inc. 7.625% 2018	25	26
Constellation Brands, Inc. 7.25% 2017[7]	85	85
Boyd Gaming Corp. 7.75% 2012	10	10
Boyd Gaming Corp. 6.75% 2014	25	25
Boyd Gaming Corp. 7.125% 2016	50	49
Standard Pacific Corp. 5.125% 2009	25	21
Standard Pacific Corp. 6.50% 2010	75	58
Standard Pacific Corp. 7.00% 2015	5	4
Toys “R” Us, Inc. 7.625% 2011	90	83
Pogo Producing Co. 7.875% 2013	55	57
Pogo Producing Co. 6.625% 2015	25	25
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.843% 2039[1,3]	80	81
LBI Media, Inc. 8.50% 2017[7]	80	80
HealthSouth Corp. 10.75% 2016	75	79
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	75	79
Intelsat (Bermuda), Ltd. 8.625% 2015	50	51
Intelsat (Bermuda), Ltd. 11.25% 2016	25	27
Serena Software, Inc. 10.375% 2016	75	78
Hawaiian Telcom Communications, Inc. 9.75% 2013	25	26
Hawaiian Telcom Communications, Inc., Term Loan C, 7.45% 2014[1,3]	25	24
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	25	27
MetroPCS Wireless, Inc. 9.25% 2014[7]	75	77
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	75	76
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	75	76
XL Capital Ltd., Series E, 6.50% (undated)[1]	80	75
Warner Music Group 7.375% 2014	85	74
Telecom Italia Capital SA 7.20% 2036	70	74
VWR International, Inc. 10.25% 2015[1,5,7]	75	73
Education Management LLC and Education Management Finance Corp. 8.75% 2014	50	52
Education Management LLC and Education Management Finance Corp. 10.25% 2016	20	21
Surgical Care Affiliates, Inc. 8.875% 2015[5,7]	50	48
Surgical Care Affiliates, Inc. 10.00% 2017[7]	25	24
Pinnacle Entertainment, Inc. 7.50% 2015[7]	75	71
K N Energy, Inc. 7.25% 2028	75	70
Level 3 Financing, Inc. 9.25% 2014	70	69
Northern Rock PLC 6.594% (undated)[2,7]	100	68
Nalco Co. 7.75% 2011	65	67
AEP Industries Inc. 7.875% 2013	65	63
Sanmina-SCI Corp. 6.75% 2013	30	26
Sanmina-SCI Corp. 8.125% 2016	40	35
Local T.V. Finance LLC 9.25% 2015[5,7]	60	57
Idearc Inc. 8.00% 2016	55	55
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	55	54
Windstream Corp. 8.625% 2016	50	54
K. Hovnanian Enterprises, Inc. 8.875% 2012	20	15
K. Hovnanian Enterprises, Inc. 7.75% 2013	25	18
K. Hovnanian Enterprises, Inc. 6.25% 2016	25	19
Georgia-Pacific Corp. 8.125% 2011	35	36
Georgia-Pacific Corp. 9.50% 2011	15	16
Smithfield Foods, Inc. 7.75% 2017	50	52
Stater Bros. Holdings Inc. 8.125% 2012	50	51
Lafarge 6.15% 2011	50	51
Albertson’s, Inc. 8.00% 2031	50	51
TransDigm Inc. 7.75% 2014	50	51
Hughes Communications, Inc. 9.50% 2014	50	51
Dollarama Group LP and Dollarama Corp. 8.875% 2012	50	50
Mandalay Resort Group 6.375% 2011	25	25
MGM MIRAGE 6.75% 2013	25	25
Elizabeth Arden, Inc. 7.75% 2014	50	50
Lazard Group LLC 6.85% 2017	50	49
Allied Waste North America, Inc., Series B, 6.125% 2014	50	49
Beazer Homes USA, Inc. 6.50% 2013	35	26
Beazer Homes USA, Inc. 6.875% 2015	30	22
Accuride Corp. 8.50% 2015	50	48
Metals USA Holdings Corp. 11.36% 2012[1,2,5,7]	50	47
General Motors Corp. 7.125% 2013	50	46
Encore Acquisition Co. 6.00% 2015	50	45
Dole Food Co., Inc. 7.25% 2010	20	19
Dole Food Co., Inc. 8.875% 2011	25	25
Quebecor Media Inc. 7.75% 2016	45	43
Tyson Foods, Inc. 6.85% 2016[1]	40	41
Yankee Candle Co., Inc., Series B, 8.50% 2015	20	20
Yankee Candle Co., Inc., Series B, 9.75% 2017	20	19
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	35	38
Neiman Marcus Group, Inc. 9.00% 2015[5]	35	37
William Lyon Homes, Inc. 10.75% 2013	25	19
William Lyon Homes, Inc. 7.50% 2014	25	17
Qwest Capital Funding, Inc. 7.25% 2011	25	25
Entercom Radio, LLC 7.625% 2014	35	35
U S WEST Communications, Inc. 6.875% 2033	10	9
Liberty Media Corp. 8.25% 2030	35	34
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3,7]	35	34
Duane Reade Inc. 9.75% 2011	35	34
American Cellular Corp., Series B, 10.00% 2011	4	4
Dobson Communications Corp. 8.875% 2013	25	27
Universal Hospital Services, Inc. 8.759% 2015[1,7]	20	20
Universal Hospital Services, Inc. 8.50% 2015[5,7]	10	10
Chrysler Financial, First Lien Term Loan, 9.36% 2012[1,3]	5	5
Chrysler Financial, Second Lien Term Loan, 11.86% 2013[1,3]	25	25
Berry Plastics Holding Corp. 10.25% 2016[2]	30	30
Alion Science and Technology Corp. 10.25% 2015	30	27
Team Finance LLC and Health Finance Corp. 11.25% 2013	25	27
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	25	26
Seneca Gaming Corp., Series B, 7.25% 2012	25	25
Esterline Technologies Corp. 6.625% 2017	25	25
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	25	25
Goodyear Tire & Rubber Co. 8.625% 2011	23	24
Freescale Semiconductor, Inc., Term Loan B, 7.33% 2013[1,3]	25	24
Bon-Ton Department Stores, Inc. 10.25% 2014	25	24
Claire’s Stores, Inc., Term Loan, 7.948% 2013[1,3]	25	23
Building Materials Corp. of America 7.75% 2014	25	23
Warner Chilcott Corp. 8.75% 2015	20	21
NRG Energy, Inc. 7.25% 2014	20	20
Goodman Global Holdings, Inc., Series B, 7.875% 2012	20	20
Meritage Homes Corp. 6.25% 2015	25	20
Sensata Technologies BV 8.00% 2014[1]	20	20
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	20	19
Georgia Gulf Corp. 9.50% 2014	20	18
Northwest Airlines, Inc., Term Loan B, 8.698% 2013[1,3]	9	9
Northwest Airlines, Inc., Term Loan A, 8.698% 2018[1,3]	10	9
Toll Brothers, Inc. 4.95% 2014	15	13
Toll Brothers, Inc. 5.15% 2015	5	4
Technical Olympic USA, Inc. 9.00% 2010	25	15
Viant Holdings Inc. 10.125% 2017[7]	15	14
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	10	10
Riddell Bell Holdings Inc. 8.375% 2012[2]	10	10
ACIH, Inc. 0%/11.50% 2012[7,8]	10	8
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	10	7
		61,341

Total bonds, notes & other debt instruments (cost: $164,180,000)		169,036

Preferred stocks — 1.56%	Shares

EUROS — 1.01%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	650,000	849
Allied Irish Banks, PLC 4.781%[1]	400,000	495
Barclays Bank PLC 4.75%[1]	260,000	302
HVB Funding Trust VIII 7.055%[1]	200,000	299
		1,945

U.S. DOLLARS — 0.45%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	600,000	571
Sumitomo Mitsui Banking Corp. 6.078%[1,7]	326,000	303
		874

BRITISH POUNDS — 0.10%
Sumitomo Mitsui Banking Corp. 6.164%[1]	100,000	187

Total preferred stocks (cost: $2,992,000)		3,006

	Principal amount	Market value
Short-term securities — 8.95%	(000)	(000)

Federal Home Loan Bank 4.73% due 12/14/2007	$3,100	$3,072
Statoil ASA 4.86%–4.90% due 10/22–11/19/2007[7]	2,875	2,857
American Honda Finance Corp. 5.30% due 10/10/2007	2,300	2,297
BP Capital Markets America Inc. 4.77% due 10/15/2007[7]	2,000	1,996
Danske Corp. 5.35% due 12/19/2007[7]	1,500	1,483
Barton Capital Corp. 5.25% due 10/18/2007[7]	1,400	1,396
Three Pillars Funding, LLC 5.30% due 10/1/2007[7]	1,300	1,299
Swedbank Mortgage AB 5.10% due 11/21/2007	1,100	1,092
Procter & Gamble Co. 5.26% due 10/19/2007[7]	1,000	997
Edison Asset Securitization LLC 5.60% due 11/14/2007[7]	737	732

Total short-term securities (cost: $17,218,000)		17,221

Total investment securities (cost: $184,390,000)		US$189,263
Other assets less liabilities		3,146

Net assets		US$192,409

[1]	Coupon rate may change periodically.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $23,467,000.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Index-linked bond whose principal amount moves with a government retail price index.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
[7]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,677,000, which represented 11.27% of the net assets of the fund.

[8]	Step bond; coupon rate will increase at a later date.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,574
Gross unrealized depreciation on investment securities	(827)
Net unrealized appreciation on investment securities	4,747
Cost of investment securities for federal income tax purposes	184,516

High-Income Bond Fund
Investment portfolio

September 30, 2007
unaudited

Bonds, notes & other debt instruments — 86.25%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 25.52%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$167	$172
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	1,050	1,057
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	2,875	2,875
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	1,000	964
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	7,008	7,078
Charter Communications Operating, LLC, Term Loan Facilities B, Delayed Draw, 7.13% 2014[2,3,4]	5,575	5,401
Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014[2,3,4]	2,650	2,567
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	1,750	1,767
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	4,200	4,274
General Motors Corp. 7.20% 2011	1,665	1,594
General Motors Corp. 7.125% 2013	6,335	5,828
General Motors Corp. 7.25% 2013	€400	538
General Motors Corp. 7.70% 2016	$3,160	2,844
General Motors Corp. 8.80% 2021	7,957	7,340
General Motors Corp. 8.25% 2023	250	220
General Motors Corp. 8.375% 2033	700	617
Univision Communications, Inc., Second Lien Term Loan, 7.629% 2009[2,3,4]	500	497
Univision Communications, Inc., First Lien Term Loan B, 7.61% 2014[2,3,4]	4,425	4,198
Univision Communications Inc. 9.75% 2015[1,5]	10,270	10,065
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	500	514
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	800	826
R.H. Donnelley Inc. 10.875% 2012[1]	2,500	2,669
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	250	236
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	250	236
R.H. Donnelley Corp., Series A-2, 6.875% 2013	1,275	1,211
R.H. Donnelley Corp., Series A-1, 6.875% 2013	225	214
Dex Media, Inc., Series B, 8.00% 2013	2,575	2,607
R.H. Donnelley Corp., Series A-3, 8.875% 2016	675	691
R.H. Donnelley Corp. 8.875% 2017[1]	4,785	4,881
Michaels Stores, Inc., Term Loan B, 7.625% 2013[2,3,4]	2,245	2,181
Michaels Stores, Inc. 10.00% 2014	6,575	6,772
Michaels Stores, Inc. 0%/13.00% 2016[6]	575	348
Michaels Stores, Inc. 11.375% 2016	1,800	1,850
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	2,355
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,030	778
K. Hovnanian Enterprises, Inc. 6.375% 2014	1,075	839
K. Hovnanian Enterprises, Inc. 6.50% 2014	390	305
K. Hovnanian Enterprises, Inc. 6.25% 2015	920	704
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,575	1,221
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,990	2,392
K. Hovnanian Enterprises, Inc. 8.625% 2017	695	577
Mirage Resorts, Inc. 6.75% 2008	500	503
MGM MIRAGE 6.00% 2009	1,975	1,970
MGM MIRAGE 6.75% 2012	1,050	1,038
MGM MIRAGE 6.75% 2013	3,130	3,075
MGM MIRAGE 6.625% 2015	1,550	1,478
TL Acquisitions, Inc., Term Loan B, 7.95% 2014[2,3,4]	2,950	2,872
Thomson Learning 0%/13.25% 2015[1,6]	1,620	1,320
Thomson Learning 10.50% 2015[1]	3,650	3,623
Ford Capital BV 9.50% 2010	200	200
Ford Motor Co., Term Loan B, 8.70% 2013[2,3,4]	2,000	1,945
Ford Motor Co. 6.50% 2018	5,614	4,547
Ford Motor Co. 8.875% 2022	785	679
American Media Operations, Inc., Series B, 10.25% 2009	4,375	3,905
American Media Operations, Inc. 8.875% 2011	3,480	3,062
Young Broadcasting Inc. 10.00% 2011	7,467	6,926
Sun Media Corp. 7.625% 2013	1,500	1,481
Quebecor Media Inc. 7.75% 2016[1]	2,750	2,637
Quebecor Media Inc. 7.75% 2016	2,725	2,613
CSC Holdings, Inc., Series B, 8.125% 2009	3,650	3,723
Cablevision Systems Corp., Series B, 8.00% 2012	2,690	2,623
CanWest Media Inc., Series B, 8.00% 2012	5,626	5,542
CanWest MediaWorks Inc. 9.25% 2015[1]	750	761
Toys “R” Us, Inc. 7.625% 2011	5,455	5,019
Toys “R” Us-Delaware, Inc., Term Loan B, 9.76% 2012[2,3,4]	1,250	1,239
Bon-Ton Department Stores, Inc. 10.25% 2014	6,250	5,875
Beazer Homes USA, Inc. 6.50% 2013	1,485	1,106
Beazer Homes USA, Inc. 6.875% 2015	1,490	1,110
Beazer Homes USA, Inc. 8.125% 2016	4,350	3,415
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,350	1,391
Education Management LLC and Education Management Finance Corp. 10.25% 2016	3,995	4,155
Cinemark USA, Inc., Term Loan B, 7.25% 2013[2,3,4]	3,123	3,047
Cinemark, Inc. 0%/9.75% 2014[6]	2,625	2,494
Idearc Inc. 8.00% 2016	5,400	5,413
Burlington Coat Factory Warehouse Corp. 11.125% 2014	5,675	5,334
Pinnacle Entertainment, Inc. 7.50% 2015[1]	5,500	5,232
Tenneco Automotive Inc., Series B, 10.25% 2013	1,500	1,616
Tenneco Automotive Inc. 8.625% 2014	3,535	3,579
NTL Cable PLC 8.75% 2014	3,590	3,698
NTL Cable PLC 8.75% 2014	€500	725
NTL Cable PLC 9.75% 2014	£300	615
Claire’s Stores, Inc., Term Loan, 7.948% 2013[2,3,4]	$4,180	3,919
Claire’s Stores, Inc. 9.25% 2015[1]	1,250	1,087
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	4,905	4,831
Radio One, Inc., Series B, 8.875% 2011	4,000	3,970
Radio One, Inc. 6.375% 2013	900	801
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	6,000	4,725
Delphi Automotive Systems Corp. 6.55% 2006[7]	250	230
Delphi Automotive Systems Corp. 6.50% 2009[7]	3,500	3,202
Delphi Corp. 6.50% 2013[7]	555	500
Delphi Automotive Systems Corp. 7.125% 2029[7]	750	694
Boyd Gaming Corp. 7.75% 2012	1,300	1,342
Boyd Gaming Corp. 6.75% 2014	1,550	1,527
Boyd Gaming Corp. 7.125% 2016	1,725	1,678
Standard Pacific Corp. 5.125% 2009	1,675	1,424
Standard Pacific Corp. 6.50% 2010	675	523
Standard Pacific Corp. 6.875% 2011	300	229
Standard Pacific Corp. 6.25% 2014	1,225	876
Standard Pacific Corp. 7.00% 2015	1,935	1,384
Local T.V. Finance LLC 9.25% 2015[1,5]	4,485	4,238
LBI Media, Inc. 8.50% 2017[1]	4,210	4,210
KB Home 5.875% 2015	2,685	2,296
KB Home 6.25% 2015	1,810	1,554
Mohegan Tribal Gaming Authority 6.375% 2009	2,575	2,575
Mohegan Tribal Gaming Authority 6.125% 2013	250	239
Mohegan Tribal Gaming Authority 7.125% 2014	950	957
Kabel Deutschland GmbH 10.625% 2014	3,350	3,601
Grupo Posadas, SA de CV 8.75% 2011[1]	3,450	3,545
Edcon Pty Ltd. 7.98% 2014[2]	€2,500	3,325
Neiman Marcus Group, Inc. 9.00% 2015[5]	$3,095	3,312
Sealy Mattress Co. 8.25% 2014	3,200	3,240
Hanesbrands Inc., Series B, 8.784% 2014[2]	3,215	3,215
Vidéotron Ltée 6.875% 2014	1,995	1,970
Vidéotron Ltée 6.375% 2015	1,220	1,153
Telenet Communications NV 9.00% 2013[3]	€1,195	1,858
Telenet Group Holding NV 0%/11.50% 2014[1,6]	$1,184	1,178
Viacom Inc. 5.75% 2011	3,000	3,031
Liberty Media Corp. 7.875% 2009	1,000	1,034
Liberty Media Corp. 8.25% 2030	2,000	1,970
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,881
Chrysler Financial, First Lien Term Loan, 9.36% 2012[2,3,4]	1,080	1,080
Chrysler Financial, Second Lien Term Loan, 11.86% 2013[2,3,4]	1,775	1,752
iesy Repository GmbH 10.125% 2015	€1,195	754
iesy Repository GmbH 10.375% 2015[1]	$2,000	2,050
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,750	2,764
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,675	2,608
AMC Entertainment Inc. 8.00% 2014	500	479
AMC Entertainment Inc., Series B, 11.00% 2016	1,750	1,872
Goodyear Tire & Rubber Co. 9.135% 2009[2]	675	683
Goodyear Tire & Rubber Co. 8.625% 2011	1,448	1,520
Seneca Gaming Corp., Series B, 7.25% 2012	2,125	2,152
Riddell Bell Holdings Inc. 8.375% 2012[8]	2,200	2,112
William Lyon Homes, Inc. 10.75% 2013	1,750	1,304
William Lyon Homes, Inc. 7.50% 2014	1,125	748
Royal Caribbean Cruises Ltd. 7.00% 2007	725	725
Royal Caribbean Cruises Ltd. 8.00% 2010	875	915
Royal Caribbean Cruises Ltd. 8.75% 2011	275	295
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,850	1,878
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	1,790	1,803
WDAC Intermediate Corp. 8.375% 2014[1]	1,450	1,450
WDAC Intermediate Corp. 8.50% 2014	€500	350
Visteon Corp. 8.25% 2010	$2,000	1,770
Warner Music Group 7.375% 2014	2,000	1,750
Meritage Corp. 7.00% 2014	500	402
Meritage Homes Corp. 6.25% 2015	1,550	1,217
Technical Olympic USA, Inc. 9.00% 2010	450	281
Technical Olympic USA, Inc. 10.375% 2012	3,775	1,048
Technical Olympic USA, Inc. 7.50% 2015	925	199
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,500	1,511
Hilton Hotels Corp. 7.625% 2008	265	269
Hilton Hotels Corp. 7.20% 2009	1,110	1,177
J.C. Penney Co., Inc. 8.00% 2010	750	799
J.C. Penney Co., Inc. 9.00% 2012	495	563
D.R. Horton, Inc. 8.00% 2009	875	869
D.R. Horton, Inc. 7.875% 2011	300	294
D.R. Horton, Inc. 6.875% 2013	200	184
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,021	1,066
Clear Channel Communications, Inc. 5.75% 2013	695	582
Clear Channel Communications, Inc. 5.50% 2014	605	476
Dillard’s, Inc. 6.625% 2008	700	690
Dillard Department Stores, Inc. 9.125% 2011	350	360
Regal Cinemas Corp., Series B, 9.375% 2012[8]	1,000	1,046
Gaylord Entertainment Co. 8.00% 2013	500	509
Gaylord Entertainment Co. 6.75% 2014	500	482
Warnaco, Inc. 8.875% 2013	500	526
Carmike Cinemas, Inc., Term Loan B, 8.98% 2012[2,3,4]	321	321
Harrah’s Operating Co., Inc. 5.625% 2015	400	318
Ryland Group, Inc. 5.375% 2008	250	247
KAC Acquisition Corp. 8.00% 2026[1,5,8]	84	84
Stoneridge, Inc. 11.50% 2012	10	10
		338,557

INDUSTRIALS — 11.69%
Nielsen Finance LLC, Term Loan B, 7.61% 2013[2,3,4]	250	243
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	7,600	8,075
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	7,315	5,157
DAE Aviation Holdings, Inc., Term Loan B, 9.00% 2014[2,3,4]	6,100	6,100
DAE Aviation Holdings, Inc. 11.25% 2015[1]	6,845	7,187
Calair LLC and Calair Capital Corp. 8.125% 2008	1,000	1,005
Continental Airlines, Inc. 8.75% 2011	1,250	1,206
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	578	559
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	721	738
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	1,410	1,409
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	733	739
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	2,800	2,751
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	1,860	1,864
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	1,014	1,062
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	892	890
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011[3]	1,855	1,841
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	2,000	1,953
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,995	2,107
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	3,565	3,358
AMR Corp. 10.00% 2021[8]	1,000	970
Hawker Beechcraft 8.50% 2015[1]	725	743
Hawker Beechcraft 8.875% 2015[1,5]	8,110	8,191
Hawker Beechcraft 9.75% 2017[1]	250	256
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	1,012
Allied Waste North America, Inc., Series B, 5.75% 2011	1,500	1,481
Allied Waste North America, Inc. 7.875% 2013	400	415
Allied Waste North America, Inc., Series B, 6.125% 2014	1,750	1,708
Allied Waste North America, Inc., Series B, 7.375% 2014	3,100	3,131
Allied Waste North America, Inc. 7.25% 2015	100	102
Allied Waste North America, Inc. 6.875% 2017	700	707
Delta Air Lines, Inc., Term Loan A, 7.36% 2012[2,3,4]	2,000	1,920
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	2,500	2,566
Delta Air Lines, Inc., Second Lien Term Loan B, 8.61% 2014[2,3,4]	3,000	2,918
NTK Holdings Inc. 0%/10.75% 2014[6]	5,250	3,255
THL Buildco, Inc. 8.50% 2014	4,435	3,870
DRS Technologies, Inc. 6.875% 2013	3,575	3,593
DRS Technologies, Inc. 6.625% 2016	2,000	1,985
DRS Technologies, Inc. 7.625% 2018	875	897
ARAMARK Corp., Term Loan B, 7.36% 2014[2,3,4]	2,301	2,261
ARAMARK Corp., Term Loan B, Letter of Credit, 7.36% 2014[2,3,4]	164	162
ARAMARK Corp. 8.50% 2015	3,375	3,459
ARAMARK Corp. 8.856% 2015[2]	100	102
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	1,777	1,792
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3,8]	651	651
United Air Lines, Inc., Term Loan B, 7.125% 2014[2,3,4]	1,990	1,897
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	1,127	1,130
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3]	500	477
Northwest Airlines, Inc., Term Loan B, 8.698% 2013[2,3,4]	2,437	2,321
Northwest Airlines, Inc., Term Loan A, 8.698% 2018[2,3,4]	3,615	3,516
Ashtead Group PLC 8.625% 2015[1]	2,050	2,004
Ashtead Capital, Inc. 9.00% 2016[1]	3,625	3,593
Alion Science and Technology Corp. 10.25% 2015	5,190	4,736
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	4,319	4,492
TransDigm Inc. 7.75% 2014	4,075	4,136
Goodman Global Holdings, Inc., Series B, 7.875% 2012	3,315	3,274
Goodman Global Holdings, Inc., Series B, 8.36% 2012[2]	359	356
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,575	2,678
RBS Global, Inc. and Rexnord LLC 8.875% 2016	500	505
Kansas City Southern Railway Co. 9.50% 2008	685	703
Kansas City Southern Railway Co. 7.50% 2009	2,365	2,403
Hertz Corp. 10.50% 2016	2,850	3,092
Esterline Technologies Corp. 6.625% 2017	2,475	2,463
ACIH, Inc. 0%/11.50% 2012[1,6]	1,225	949
Atrium Companies, Inc., Term Loan B, 8.61% 2012[2,3,4]	1,492	1,395
Accuride Corp. 8.50% 2015	2,390	2,306
TFM, SA de CV 9.375% 2012	2,150	2,263
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,781
RSC Holdings III, LLC, Second Lien Term Loan B, 8.86% 2013[2,3,4]	1,753	1,707
Williams Scotsman, Inc. 8.50% 2015	1,425	1,575
FTI Consulting, Inc. 7.625% 2013	1,000	1,030
Terex Corp. 7.375% 2014	1,000	1,020
Quebecor World Inc. 8.75% 2016[1]	1,000	913
		155,106

TELECOMMUNICATION SERVICES — 9.08%
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	1,000	1,066
American Cellular Corp., Series B, 10.00% 2011	399	419
Dobson Cellular Systems, Inc. 9.875% 2012	3,950	4,286
Dobson Communications Corp. 8.875% 2013	3,712	3,972
American Cellular Corp., Term Loan B, 7.36% 2014[2,3,4]	2,544	2,539
Windstream Corp. 8.125% 2013	5,725	6,054
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,440	2,560
Windstream Corp. 8.625% 2016	1,875	2,009
Windstream Corp. 7.00% 2019	1,000	980
Intelsat, Ltd. 6.50% 2013	2,000	1,530
Intelsat (Bermuda), Ltd. 8.25% 2013	2,765	2,820
Intelsat (Bermuda), Ltd. 8.625% 2015	1,685	1,727
Intelsat Corp. 9.00% 2016	2,200	2,277
Intelsat (Bermuda), Ltd. 9.25% 2016	2,100	2,189
Intelsat (Bermuda), Ltd. 11.25% 2016	500	538
American Tower Corp. 7.125% 2012	8,115	8,338
American Tower Corp. 7.50% 2012	1,925	1,987
Hawaiian Telcom Communications, Inc. 9.75% 2013	3,135	3,221
Hawaiian Telcom Communications, Inc. 10.86% 2013[2]	1,725	1,755
Hawaiian Telcom Communications, Inc., Term Loan C, 7.45% 2014[2,3,4]	3,965	3,855
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	425	461
Centennial Cellular Corp. 10.75% 2008	97	97
Centennial Communications Corp. 10.00% 2013	250	266
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,805
Centennial Communications Corp. 11.11% 2013[2]	2,950	3,053
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	3,450	3,528
U S WEST Capital Funding, Inc. 6.375% 2008	250	251
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,706
Qwest Capital Funding, Inc. 7.25% 2011	2,050	2,070
Qwest Communications International Inc. 7.25% 2011	600	610
Qwest Communications International Inc., Series B, 7.50% 2014	2,500	2,544
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	1,035
Triton PCS, Inc. 8.50% 2013	6,625	6,965
Rural Cellular Corp. 11.106% 2012[2]	850	871
Rural Cellular Corp. 8.621% 2013[1,2]	5,675	5,845
MetroPCS Wireless, Inc. 9.25% 2014[1]	6,250	6,406
Nextel Communications, Inc., Series E, 6.875% 2013	550	553
Nextel Communications, Inc., Series D, 7.375% 2015	5,175	5,264
Cricket Communications, Inc. 9.375% 2014	4,105	4,187
Cricket Communications, Inc. 9.375% 2014[1]	1,000	1,020
Cincinnati Bell Inc. 7.25% 2013	4,325	4,379
Rogers Wireless Inc. 7.25% 2012	600	636
Rogers Wireless Inc. 7.50% 2015	2,675	2,871
Level 3 Financing, Inc. 9.25% 2014	3,000	2,970
Digicel Group Ltd. 8.875% 2015[1]	2,250	2,121
Orascom Telecom 7.875% 2014[1]	1,500	1,427
Millicom International Cellular SA 10.00% 2013	1,320	1,409
France Télécom 7.75% 2011[2]	1,000	1,076
NTELOS Inc., Term Loan B, 7.38% 2011[2,3,4]	975	967
		120,515

FINANCIALS — 7.19%
Residential Capital, LLC 6.224% 2008[2]	1,250	1,152
Residential Capital Corp. 9.19% 2009[1,2]	3,500	2,454
Residential Capital Corp. 7.375% 2010[2]	2,000	1,661
General Motors Acceptance Corp. 7.25% 2011	2,197	2,131
General Motors Acceptance Corp. 6.625% 2012	500	467
General Motors Acceptance Corp. 6.875% 2012	300	282
General Motors Acceptance Corp. 7.00% 2012	1,450	1,378
Residential Capital, LLC 7.50% 2012[2]	1,000	811
General Motors Acceptance Corp. 6.75% 2014	250	227
General Motors Acceptance Corp. 7.821% 2014[2]	1,650	1,523
General Motors Acceptance Corp. 8.00% 2031	480	472
Ford Motor Credit Co. 5.80% 2009	1,000	966
Ford Motor Credit Co. 7.375% 2009	475	466
Ford Motor Credit Co. 7.875% 2010	2,125	2,078
Ford Motor Credit Co. 9.75% 2010[2]	750	766
Ford Motor Credit Co. 7.375% 2011	1,425	1,366
Ford Motor Credit Co. 9.875% 2011	2,000	2,027
Ford Motor Credit Co. 8.11% 2012[2]	3,300	3,121
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2]	7,600	6,979
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2]	2,000	1,877
Realogy Corp., Term Loan B, Letter of Credit, 5.32% 2013[2,3,4]	239	225
Realogy Corp., Term Loan B, 8.36% 2013[2,3,4]	1,359	1,280
Realogy Corp. 10.50% 2014[1]	4,875	4,168
Realogy Corp. 11.00% 2014[1,5]	2,550	2,107
Realogy Corp. 12.375% 2015[1]	1,000	758
TuranAlem Finance BV 7.875% 2010	1,500	1,429
TuranAlem Finance BV 7.75% 2013[1]	2,000	1,785
TuranAlem Finance BV 8.50% 2015[8]	500	465
TuranAlem Finance BV 8.50% 2015[1,8]	260	242
TuranAlem Finance BV 8.25% 2037[1]	3,710	3,246
E*TRADE Financial Corp. 8.00% 2011	1,925	1,925
E*TRADE Financial Corp. 7.375% 2013	375	353
E*TRADE Financial Corp. 7.875% 2015	3,935	3,660
Host Marriott, LP, Series M, 7.00% 2012	2,970	3,007
Host Marriott, LP, Series K, 7.125% 2013	1,125	1,139
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,150	1,153
HSBK (Europe) B.V. 7.75% 2013	1,690	1,686
HSBK (Europe) B.V. 7.75% 2013[1]	270	269
HSBK (Europe) B.V. 7.25% 2017[1]	2,400	2,136
Rouse Co. 3.625% 2009	615	592
Rouse Co. 7.20% 2012	1,495	1,507
Rouse Co. 6.75% 2013[1]	1,575	1,553
Capmark Financial Group, Inc. 6.03% 2010[1,2]	1,250	1,166
Capmark Financial Group, Inc. 5.875% 2012[1]	1,700	1,550
Northern Rock PLC 5.60% (undated)[1,8]	600	405
Northern Rock PLC 6.594% (undated)[1,8]	3,050	2,059
Catlin Insurance Ltd. 7.249% (undated)[1,2]	2,500	2,362
Lazard Group LLC 7.125% 2015	1,190	1,204
Lazard Group LLC 6.85% 2017	975	961
HSBC Finance Corp. 5.00% 2015	2,265	2,142
Countrywide Home Loans, Inc., Series L, 3.25% 2008	375	361
Countrywide Financial Corp., Series A, 4.50% 2010	135	122
Countrywide Home Loans, Inc., Series L, 4.00% 2011	1,570	1,407
Countrywide Financial Corp., Series B, 5.80% 2012	160	150
ILFC E-Capital Trust II 6.25% 2065[1,2]	2,000	1,931
Kazkommerts International BV 8.50% 2013	500	475
Kazkommerts International BV 8.00% 2015	600	535
Kazkommerts International BV, Series 4, 7.50% 2016	1,000	839
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	1,500	1,464
Downey Financial Corp. 6.50% 2014[8]	1,250	1,187
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	1,250	1,165
Standard Chartered PLC 6.409% (undated)[1,2]	1,200	1,109
Morgan Stanley 10.09% 2017[8]	BRL2,000	1,070
SLM Corp., Series A, 5.66% 2014[2]	$1,200	1,049
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	1,000	1,005
Resona Bank, Ltd. 5.85% (undated)[1,2]	1,000	942
UnumProvident Finance Co. PLC 6.85% 2015[1]	800	817
iStar Financial, Inc., Series B, 4.875% 2009	500	489
Chevy Chase Bank, FSB 6.875% 2013	500	489
		95,344

MATERIALS — 6.34%
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	525	529
Stone Container Corp. 8.375% 2012	1,430	1,437
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	3,650	3,550
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,770	2,735
Georgia Gulf Corp. 9.50% 2014	7,135	6,564
Georgia Gulf Corp. 10.75% 2016	1,140	997
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	3,545	3,837
Freeport-McMoRan Copper & Gold Inc. 8.564% 2015[2]	1,500	1,562
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	1,390	1,522
Nalco Co. 7.75% 2011	4,340	4,448
Nalco Co. 8.875% 2013	500	528
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6]	1,900	1,663
Building Materials Corp. of America 7.75% 2014	5,675	5,164
Abitibi-Consolidated Co. of Canada 5.25% 2008	700	672
Abitibi-Consolidated Finance LP 7.875% 2009	767	686
Abitibi-Consolidated Inc. 8.55% 2010	680	564
Abitibi-Consolidated Inc. 7.75% 2011	525	407
Abitibi-Consolidated Co. of Canada 9.194% 2011[2]	475	373
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	324
Abitibi-Consolidated Co. of Canada 8.375% 2015	2,715	1,989
Plastipak Holdings, Inc. 8.50% 2015[1]	4,585	4,768
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	4,425	4,270
Owens-Brockway Glass Container Inc. 8.875% 2009	391	399
Owens-Illinois, Inc. 7.50% 2010	1,275	1,291
Owens-Brockway Glass Container Inc. 8.75% 2012	1,525	1,596
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	527
Graphic Packaging International, Inc. 8.50% 2011	$3,020	3,088
Rockwood Specialties Group, Inc. 7.50% 2014	1,500	1,504
Rockwood Specialties Group, Inc. 7.625% 2014	€700	998
Domtar Inc. 7.125% 2015	$2,550	2,461
Algoma Steel Inc., Term Loan B, 8.09% 2014[2,3,4]	1,000	973
Algoma Steel Inc. 9.875% 2015[1]	1,500	1,343
Ainsworth Lumber Co. Ltd. 7.25% 2012	500	345
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,725	1,771
Berry Plastics Holding Corp. 10.25% 2016[8]	2,075	2,044
Associated Materials Inc. 9.75% 2012	1,200	1,224
AMH Holdings, Inc. 0%/11.25% 2014[6]	1,250	794
FMG Finance Pty Ltd. 10.625% 2016[1]	1,500	1,774
AEP Industries Inc. 7.875% 2013	1,665	1,619
Georgia-Pacific Corp. 8.125% 2011	485	495
Georgia-Pacific Corp. 9.50% 2011	490	519
Georgia-Pacific Corp., First Lien Term Loan B, 7.474% 2012[2,3,4]	590	580
Metals USA Holdings Corp. 11.36% 2012[1,2,5,8]	1,550	1,457
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	1,275	1,227
Neenah Paper, Inc. 7.375% 2014	1,200	1,164
Vale Overseas Ltd. 6.25% 2017	1,000	1,016
Momentive Performance Materials Inc. 9.75% 2014[1]	1,000	995
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	1,000	995
JSG Funding PLC 7.75% 2015	1,000	980
Equistar Chemicals, LP 10.125% 2008	300	311
Lyondell Chemical Co. 10.50% 2013	535	578
Allegheny Technologies, Inc. 8.375% 2011	750	795
Airgas, Inc. 6.25% 2014	750	716
		84,168

INFORMATION TECHNOLOGY — 6.09%
NXP BV and NXP Funding LLC 8.11% 2013[2]	1,075	1,003
NXP BV and NXP Funding LLC 7.875% 2014	4,200	4,058
NXP BV and NXP Funding LLC 9.50% 2015	10,970	10,257
Hughes Communications, Inc. 9.50% 2014	9,150	9,264
Sanmina-SCI Corp. 8.444% 2014[1,2]	1,000	960
Sanmina-SCI Corp. 8.125% 2016	9,350	8,135
First Data Corp., Term Loan B2, 8.00% 2014[2,3,4]	8,500	8,228
SunGard Data Systems Inc. 9.125% 2013	6,984	7,298
Celestica Inc. 7.875% 2011	4,600	4,451
Celestica Inc. 7.625% 2013	2,250	2,104
Serena Software, Inc. 10.375% 2016	5,975	6,184
Sensata Technologies BV 8.00% 2014[2]	4,870	4,773
HowStuffWorks, Inc. 12.00% 2012, units[5,8,9]	3,365	3,365
Xerox Corp. 7.125% 2010	1,250	1,299
Xerox Corp. 7.625% 2013	1,000	1,039
Freescale Semiconductor, Inc., Term Loan B, 7.33% 2013[2,3,4]	1,322	1,268
Freescale Semiconductor, Inc. 8.875% 2014	400	388
Solectron Global Finance, LTD 8.00% 2016	1,500	1,631
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	1,000	1,010
Electronic Data Systems Corp. 7.45% 2029	500	507
Nortel Networks Ltd. 9.61% 2011[1,2]	1,250	1,256
Iron Mountain Inc. 7.75% 2015	1,060	1,063
Jabil Circuit, Inc. 5.875% 2010	875	884
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	520	361
		80,786

ENERGY — 5.48%
Williams Companies, Inc. 6.375% 2010[1]	1,000	1,010
Williams Companies, Inc. 7.36% 2010[1,2]	1,500	1,519
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	3,825	3,997
Williams Companies, Inc. 8.125% 2012	1,900	2,057
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,525	2,588
Williams Companies, Inc. 7.875% 2021	250	273
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,037
Williams Companies, Inc. 8.75% 2032	6,825	7,891
Pogo Producing Co. 7.875% 2013	4,450	4,628
Pogo Producing Co. 6.625% 2015	450	453
Pogo Producing Co. 6.875% 2017	3,100	3,131
Enterprise Products Operating LP 8.375% 2066[2]	2,250	2,316
Enterprise Products Operating LP 7.034% 2068[2]	5,675	5,208
Newfield Exploration Co., Series B, 7.45% 2007	250	250
Newfield Exploration Co. 7.625% 2011	500	521
Newfield Exploration Co. 6.625% 2014	1,325	1,309
Newfield Exploration Co. 6.625% 2016	3,125	3,070
Drummond Co., Inc. 7.375% 2016[1]	5,070	4,740
Gaz Capital SA 7.288% 2037[1]	4,000	4,274
Petroplus Finance Ltd. 6.75% 2014[1]	2,900	2,799
Petroplus Finance Ltd. 7.00% 2017[1]	1,500	1,433
Kinder Morgan Inc., Term Loan B, 6.63% 2013[2,3,4]	967	951
Kinder Morgan Finance Co. ULC 5.70% 2016	1,000	914
K N Energy, Inc. 7.25% 2028	2,400	2,246
Teekay Shipping Corp. 8.875% 2011	3,650	3,851
Forest Oil Corp. 7.25% 2019[1]	3,000	3,015
Encore Acquisition Co. 6.00% 2015	2,250	2,042
Premcor Refining Group Inc. 6.75% 2011	1,150	1,193
Premcor Refining Group Inc. 9.50% 2013	625	660
Massey Energy Co. 6.875% 2013	1,500	1,406
Sabine Pass LNG, LP 7.25% 2013	1,000	990
Peabody Energy Corp. 5.875% 2016	500	493
Whiting Petroleum Corp. 7.25% 2013	500	490
		72,755

HEALTH CARE — 4.72%
HCA Inc., Term Loan B, 7.448% 2013[2,3,4]	8,590	8,433
HCA Inc. 9.125% 2014[1]	495	523
HCA Inc. 9.25% 2016[1]	1,015	1,081
HCA Inc. 9.625% 2016[1,5]	890	952
HealthSouth Corp. 11.409% 2014[2]	1,640	1,718
HealthSouth Corp. 10.75% 2016	8,005	8,465
Tenet Healthcare Corp. 6.375% 2011	1,770	1,558
Tenet Healthcare Corp. 7.375% 2013	1,825	1,556
Tenet Healthcare Corp. 9.875% 2014	4,725	4,347
Tenet Healthcare Corp. 9.25% 2015	880	781
VWR International, Inc. 10.25% 2015[1,2,5]	6,310	6,121
Warner Chilcott Corp. 8.75% 2015	5,187	5,394
PTS Acquisition Corp. 9.50% 2015[1,5]	5,345	5,078
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	2,500	2,469
Elan Finance PLC and Elan Finance Corp. 9.705% 2013[2]	1,720	1,698
Surgical Care Affiliates, Inc. 8.875% 2015[1,5]	1,950	1,862
Surgical Care Affiliates, Inc. 10.00% 2017[1]	1,825	1,761
Universal Hospital Services, Inc. 8.50% 2015[1,5]	2,085	2,075
Universal Hospital Services, Inc. 8.759% 2015[1,2]	440	440
Viant Holdings Inc. 10.125% 2017[1]	2,583	2,415
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,485	1,582
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,175	1,251
Accellent Inc. 10.50% 2013	1,200	1,116
		62,676

UTILITIES — 3.65%
Edison Mission Energy 7.50% 2013	4,700	4,841
Edison Mission Energy 7.75% 2016	2,200	2,288
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,108	2,255
Edison Mission Energy 7.00% 2017[1]	5,525	5,470
Edison Mission Energy 7.20% 2019[1]	5,725	5,668
Edison Mission Energy 7.625% 2027[1]	2,425	2,352
AES Corp. 9.50% 2009	396	414
AES Corp. 9.375% 2010	1,497	1,587
AES Corp. 8.75% 2013[1]	4,525	4,757
AES Gener SA 7.50% 2014	750	786
AES Corp. 9.00% 2015[1]	1,000	1,055
AES Red Oak, LLC, Series A, 8.54% 2019[3]	434	464
NRG Energy, Inc. 7.25% 2014	2,125	2,136
NRG Energy, Inc. 7.375% 2016	3,775	3,794
ISA Capital do Brasil SA 7.875% 2012[1]	2,225	2,264
ISA Capital do Brasil SA 8.80% 2017[1]	800	840
Cilcorp Inc. 8.70% 2009	2,000	2,103
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	150	164
Sierra Pacific Resources 8.625% 2014	875	930
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	270
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	491
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	1,309	1,318
PSEG Energy Holdings Inc. 8.625% 2008	1,176	1,188
Mirant Americas Generation, Inc. 8.30% 2011	950	964
		48,399

CONSUMER STAPLES — 3.00%
SUPERVALU INC., Term Loan B, 7.32% 2012[2,3,4]	1,486	1,475
SUPERVALU INC. 7.50% 2012	540	562
Albertson’s, Inc. 7.25% 2013	1,260	1,274
Albertson’s, Inc. 8.00% 2031	3,575	3,647
Dole Food Co., Inc. 7.25% 2010	1,600	1,520
Dole Food Co., Inc. 8.875% 2011	4,913	4,815
Stater Bros. Holdings Inc. 8.125% 2012	4,900	5,016
Stater Bros. Holdings Inc. 7.75% 2015	400	398
Smithfield Foods, Inc. 7.75% 2017	4,275	4,403
Constellation Brands, Inc. 7.25% 2017[1]	3,770	3,789
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,725	1,682
Yankee Candle Co., Inc., Series B, 9.75% 2017	1,975	1,876
Vitamin Shoppe Industries Inc. 13.058% 2012[2]	3,030	3,121
Rite Aid Corp. 6.125% 2008[1]	750	743
Rite Aid Corp. 7.50% 2015	300	285
Rite Aid Corp. 7.50% 2017	1,500	1,419
Elizabeth Arden, Inc. 7.75% 2014	1,165	1,153
Duane Reade Inc. 9.75% 2011	1,015	977
Spectrum Brands, Inc. 7.375% 2015	1,250	969
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[1]	698	710
		39,834

MORTGAGE-BACKED OBLIGATIONS[3]— 1.74%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,8]	1,750	1,675
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,8]	6,050	5,692
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1,8]	5,970	5,867
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,8]	4,600	4,525
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,8]	700	686
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,8]	235	227
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,8]	2,235	2,135
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,8]	1,235	1,176
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1,8]	1,235	1,151
		23,134

NON-U.S. GOVERNMENT BONDS & NOTES — 1.24%
Egypt (Arab Republic of) Treasury Bill 0% 2007[8]	EGP11,400	2,024
Egypt (Arab Republic of) Treasury Bill 0% 2007[8]	2,825	503
Egypt (Arab Republic of) Treasury Bill 0% 2008[8]	2,450	423
Egypt (Arab Republic of) Treasury Bill 0% 2008[8]	2,050	361
Egypt (Arab Republic of) 11.50% 2011[8]	125	25
Brazil (Federal Republic of) 10.00% 2017[8]	BRL1,000	503
Brazilian Treasury Bill 6.00% 2045[8,10]	4,932	2,587
Argentina (Republic of) 3.368% 2012[2,3,8]	$1,625	917
Argentina (Republic of) 5.83% 2033[3,5,8,10]	ARS6,775	1,713
Argentina (Republic of) GDP-Linked 2035	5,935	184
Colombia (Republic of) Global 10.75% 2013	$500	613
Colombia (Republic of) Global 12.00% 2015[8]	COP2,180,000	1,217
Colombia (Republic of) Global 9.85% 2027[8]	900,000	454
Panama (Republic of) Global 7.125% 2026	$310	336
Panama (Republic of) Global 9.375% 2029	130	175
Panama (Republic of) Global 6.70% 2036[3]	1,522	1,572
Indonesia (Republic of) 11.00% 2025	IDR14,490,000	1,743
Dominican Republic 9.04% 2018[1,3]	$683	772
Turkey (Republic of) 12.375% 2009	250	279
		16,401

U.S. GOVERNMENT BONDS & NOTES — 0.49%
U.S. Treasury 6.00% 2026[11]	5,700	6,458

MUNICIPALS — 0.02%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	230	238

Total bonds, notes & other debt instruments (cost: $1,160,978,000)		1,144,371

	Shares or	Market value
Convertible securities — 0.61%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.29%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€2,593,000	$3,762

FINANCIALS — 0.17%
Countrywide Financial Corp., Series A, 1.86% convertible debentures 2037[1,2]	$2,500,000	2,294

UTILITIES — 0.15%
AES Trust VII 6.00% convertible preferred 2008	40,000	1,975

Total convertible securities (cost: $6,015,000)		8,031

Preferred stocks — 1.81%	Shares

FINANCIALS — 1.81%
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	5,370,000	4,783
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	160,000	4,615
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	2,900,000	2,977
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[1,2]	1,575,000	1,605
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1]	246,000	4,489
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[1,2]	3,644,000	3,774
Fannie Mae, Series O, 7.00%[1,2]	20,000	1,047
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	500,000	465
SB Treasury Co. LLC, Series A, 9.40% noncumulative[1,2]	205,000	210

Total preferred stocks (cost: $22,951,000)		23,965

Common stocks — 2.35%

INDUSTRIALS — 1.11%
DigitalGlobe Inc.[8,9,12]	3,677,578	14,710

TELECOMMUNICATION SERVICES — 0.45%
Dobson Communications Corp., Class A12	237,211	3,034
Sprint Nextel Corp., Series 1	127,382	2,420
Embarq Corp.	6,369	354
American Tower Corp., Class A12	3,522	154
XO Holdings, Inc.[12]	651	2
		5,964

UTILITIES — 0.31%
Drax Group PLC	334,565	4,172

INFORMATION TECHNOLOGY — 0.04%
ZiLOG, Inc.[12]	153,000	557

CONSUMER DISCRETIONARY — 0.02%
Radio One, Inc., Class D, nonvoting[12]	34,000	127
Radio One, Inc., Class A12	17,000	63
ACME Communications, Inc.[12]	13,100	51
		241

HEALTH CARE — 0.00%
Clarent Hospital Corp.[8,12]	80,522	8

MISCELLANEOUS — 0.42%
Other common stocks in initial period of acquisition		5,598

Total common stocks (cost: $17,830,000)		31,250

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[12]	1,305	1
XO Holdings, Inc., Series B, warrants, expire 2010[12]	978	—
XO Holdings, Inc., Series C, warrants, expire 2010[12]	978	—
KMC Telecom Holdings, Inc., warrants, expire 2008[1,8,12]	9,500	—
GT Group Telecom Inc., warrants, expire 2010[1,8,12]	4,000	—

Total rights & warrants (cost: $428,000)		1

	Principal amount
Short-term securities — 8.86%	(000)

CAFCO, LLC 5.50% due 10/25/2007[1]	$20,300	20,222
Federal Home Loan Bank 4.89%–4.90% due 10/5/2007	17,800	17,788
Honeywell International Inc. 5.25% due 10/23/2007[1]	16,800	16,744
International Bank for Reconstruction and Development 5.12% due 10/11/2007	14,000	13,979
Wal-Mart Stores Inc. 5.28% due 10/9/2007[1]	13,500	13,482
Procter & Gamble Co. 4.75% due 12/14/2007[1,11]	12,000	11,870
Johnson & Johnson 5.00% due 11/16/2007[1,11]	11,200	11,121
E.I. duPont de Nemours and Co. 5.21% due 10/10/2007[1]	7,400	7,389
Three Pillars Funding, LLC 5.30% due 10/1/2007[1]	4,900	4,898

Total short-term securities (cost: $117,509,000)		117,493

Total investment securities (cost: $1,325,711,000)		1,325,111
Other assets less liabilities		1,623

Net assets		$1,326,734

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $357,611,000, which represented 26.95% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; the total value of all such loans was $86,233,000, which represented 6.50% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $65,735,000.
[9]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Market value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,000	$14,710	1.11%
HowStuffWorks, Inc. 12.00% 2012, units	2/27/2007–8/1/2007	3,375	3,365	.25

Total restricted securities		$6,375	$18,075	1.36%

[10]	Index-linked bond whose principal amount moves with a government retail price index.
[11]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
[12]	Security did not produce income during the last 12 months.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$40,569
Gross unrealized depreciation on investment securities	(42,470)
Net unrealized depreciation on investment securities	(1,901)
Cost of investment securities for federal income tax purposes	1,327,012

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

September 30, 2007
unaudited

Bonds, notes & other debt instruments — 94.83%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1]— 56.12%
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	$147	$147
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,123
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	6,633
Fannie Mae 12.00% 2015	55	62
Fannie Mae 5.50% 2017	2,479	2,494
Fannie Mae 9.00% 2018	23	25
Fannie Mae 10.00% 2018	101	114
Fannie Mae, Series 2001-4, Class GB, 10.337% 2018[2]	360	401
Fannie Mae 4.50% 2020	3,819	3,694
Fannie Mae 5.00% 2020	1,782	1,755
Fannie Mae 6.00% 2021	313	317
Fannie Mae 6.00% 2021	135	137
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,825	1,768
Fannie Mae, Series 2001-4, Class GA, 10.248% 2025[2]	144	160
Fannie Mae, Series 2001-4, Class NA, 11.897% 2025[2]	389	433
Fannie Mae 6.00% 2026	876	882
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	230	229
Fannie Mae 6.00% 2027	7,984	8,034
Fannie Mae 8.50% 2027	88	95
Fannie Mae 8.50% 2027	88	94
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	608	635
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	454	478
Fannie Mae 7.50% 2029	39	41
Fannie Mae 7.50% 2029	33	35
Fannie Mae 7.50% 2031	216	228
Fannie Mae 7.50% 2031	67	72
Fannie Mae 7.50% 2031	20	21
Fannie Mae 7.50% 2031	12	12
Fannie Mae, Series 2001-20, Class C, 11.928% 2031[2]	256	287
Fannie Mae 5.50% 2033	16,360	16,102
Fannie Mae 5.50% 2033	3,790	3,730
Fannie Mae 5.50% 2034	2,120	2,082
Fannie Mae 4.469% 2035[2]	1,938	1,921
Fannie Mae 4.50% 2035	12,981	12,047
Fannie Mae 4.50% 2035	2,220	2,063
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,649	1,589
Fannie Mae 4.50% 2035	1,217	1,130
Fannie Mae 5.50% 2035	12,573	12,347
Fannie Mae 5.50% 2035	1,838	1,807
Fannie Mae 6.50% 2035	1,232	1,262
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,888	1,434
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	1,402	1,101
Fannie Mae 5.50% 2036	3,923	3,846
Fannie Mae 5.545% 2036[2]	3,102	3,115
Fannie Mae 6.00% 2036	2,086	2,090
Fannie Mae 6.00% 2036	42	42
Fannie Mae 6.50% 2036	4,297	4,347
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,636	4,599
Fannie Mae 5.50% 2037	3,206	3,142
Fannie Mae 5.50% 2037	3,000	2,941
Fannie Mae 5.50% 2037	2,594	2,509
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,965	1,956
Fannie Mae 5.50% 2037	1,830	1,770
Fannie Mae 5.879% 2037[2]	2,095	2,121
Fannie Mae 5.896% 2037[2]	2,772	2,803
Fannie Mae 6.00% 2037	5,346	5,356
Fannie Mae 6.00% 2037	2,993	2,998
Fannie Mae 6.00% 2037	2,187	2,191
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,951	1,978
Fannie Mae 6.00% 2037[3]	1,753	1,741
Fannie Mae 6.00% 2037	750	752
Fannie Mae 6.075% 2037[2]	1,435	1,454
Fannie Mae 6.50% 2037	7,250	7,381
Fannie Mae 6.50% 2037	5,205	5,259
Fannie Mae 6.50% 2037	2,997	3,060
Fannie Mae 6.50% 2037	1,991	2,014
Fannie Mae 6.828% 2037[2]	972	997
Fannie Mae 7.00% 2037	9,000	9,231
Fannie Mae 7.00% 2037	2,250	2,306
Fannie Mae 7.00% 2037	1,977	2,041
Fannie Mae 7.00% 2037	1,912	1,960
Fannie Mae 7.00% 2037[3]	1,774	1,813
Fannie Mae 7.00% 2037	1,695	1,750
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	486	515
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	461	478
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	440	460
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	79	83
Freddie Mac 7.00% 2008	17	17
Freddie Mac 8.25% 2008	5	5
Freddie Mac 8.00% 2012	14	15
Freddie Mac 4.00% 2015	610	577
Freddie Mac 7.00% 2015	65	67
Freddie Mac, Series 2356, Class GD, 6.00% 2016	2,153	2,192
Freddie Mac 8.00% 2017	108	114
Freddie Mac 8.50% 2018	3	3
Freddie Mac 11.00% 2018	40	45
Freddie Mac, Series 1567, Class A, 4.432% 2023[2]	386	358
Freddie Mac 6.00% 2026	7,880	7,934
Freddie Mac 6.00% 2027	15,226	15,329
Freddie Mac 8.50% 2027	35	38
Freddie Mac 9.00% 2030	224	245
Freddie Mac 4.644% 2035[2]	3,541	3,507
Freddie Mac 5.00% 2035	3,582	3,426
Freddie Mac 5.00% 2035	1,809	1,730
Freddie Mac 5.50% 2035	861	844
Freddie Mac 5.50% 2035	848	831
Freddie Mac, Series 3061, Class PN, 5.50% 2035	637	639
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,912	1,447
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,869	1,406
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,897	1,892
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,856	1,883
Freddie Mac, Series 3312, Class PA, 5.50% 2037	7,900	7,820
Freddie Mac 5.50% 2037	4,961	4,860
Freddie Mac 5.50% 2037	3,544	3,472
Freddie Mac 5.50% 2037	794	778
Freddie Mac 6.00% 2037	13,456	13,488
Freddie Mac 6.00% 2037	8,544	8,564
Freddie Mac 6.00% 2037	7,500	7,511
Freddie Mac 6.00% 2037	6,478	6,488
Freddie Mac 6.00% 2037	5,000	5,012
Freddie Mac 6.00% 2037	2,747	2,754
Freddie Mac 6.00% 2037	1,150	1,152
Freddie Mac 6.014% 2037[2]	4,680	4,725
Freddie Mac 6.056% 2037[2]	1,065	1,075
Freddie Mac 6.389% 2037[2]	2,584	2,617
Freddie Mac 6.466% 2037[2]	1,876	1,904
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	1,475	1,434
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	749	717
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	666	667
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.983% 2035[2,3]	1,505	1,466
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	1,020	1,010
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	1,406	1,414
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	763	761
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.879% 2047[2]	2,088	2,072
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.978% 2047[2]	2,844	2,794
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	998	979
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	979
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	993
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,182	1,163
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	2,000	1,981
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	1,000	993
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	1,000	952
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	1,500	1,482
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	1,970	1,916
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	4,081	3,968
CHL Mortgage Pass-Through Trust, Series 2004-J6, Class 3-A-1, 5.00% 2019	3,107	3,021
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	2,120	2,115
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.941% 2037[2]	1,952	1,905
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 6.00% 2037[2]	4,744	4,695
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	4,091	3,943
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[2,3,4]	496	536
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.75% 2027[2,3,4]	763	828
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.836% 2028[2,3,4]	398	423
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	126	130
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3,4]	2,798	1,917
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,033
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	1,000	976
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[2]	500	503
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	1,000	989
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043	2,500	2,395
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[2]	1,750	1,722
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.518% 2044[2]	600	594
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,4]	4,500	4,441
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	4,413	4,433
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,671	2,774
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.40% 2045[2]	1,500	1,484
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	976
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,250	1,243
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	500	482
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	996
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	941	915
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.349% 2037[2]	1,186	1,175
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.824% 2037[2]	964	943
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.391% 2045[2]	503	495
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	2,886	2,913
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	478	484
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	1,600	1,557
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	644	630
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[3]	1,000	1,009
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,886
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	1,000	983
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	2,600	2,573
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	360	350
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	1,455	1,415
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	717	704
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	307	311
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,691
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	1,550	1,492
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	492	480
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	2,000	1,963
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,954
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	2,026	1,953
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.151% 2036[2]	1,841	1,851
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,817	1,775
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,250	1,289
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	500	472
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	482	487
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	496	524
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	733	724
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	96	96
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,550	1,610
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031	1,197	1,206
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	470	477
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3,4]	1,650	1,648
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-4, 5.944% 2042[2]	1,500	1,514
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,266	1,284
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	1,340	1,281
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.718% 2040[2,3,4]	1,165	1,101
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	1,050	1,003
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	1,000	998
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	1,000	962
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	932	920
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	696	692
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	680	685
Government National Mortgage Assn. 9.50% 2009	102	104
Government National Mortgage Assn. 9.50% 2020	90	102
Government National Mortgage Assn. 8.50% 2021	102	112
Government National Mortgage Assn. 8.50% 2022	92	100
Government National Mortgage Assn. 8.50% 2022	22	24
Government National Mortgage Assn. 8.50% 2022	14	15
Government National Mortgage Assn. 8.50% 2023	160	175
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	600	605
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.391% 2035[2]	310	298
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	161	163
		422,352

U.S. TREASURY BONDS & NOTES — 20.33%
U.S. Treasury 2.375% 2011[3,5]	1,574	1,586
U.S. Treasury 4.50% 2011	6,250	6,329
U.S. Treasury 4.625% 2011	2,000	2,035
U.S. Treasury 2.00% 2012[3,5]	11,292	11,215
U.S. Treasury 3.00% 2012[3,5]	11,585	12,066
U.S. Treasury 3.625% 2013	1,000	969
U.S. Treasury 4.25% 2013	28,500	28,469
U.S. Treasury 4.25% 2014	3,500	3,474
U.S. Treasury 11.25% 2015	5,000	7,122
U.S. Treasury 5.125% 2016	9,750	10,158
U.S. Treasury 8.875% 2017[6]	3,690	4,919
U.S. Treasury 8.125% 2019	13,195	17,180
U.S. Treasury 8.50% 2020	12,600	16,931
U.S. Treasury 7.875% 2021[6]	3,250	4,216
U.S. Treasury 7.125% 2023	6,500	8,068
U.S. Treasury 5.375% 2031	3,000	3,213
U.S. Treasury 4.50% 2036	15,850	15,030
		152,980

ASSET-BACKED OBLIGATIONS[1]— 10.20%
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	6,125	6,089
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	1,650	1,664
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[3,4]	1,000	1,002
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	986
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,570	5,605
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	4,281	4,275
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	1,000	1,000
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	5,266	5,227
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,021
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[4]	750	744
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	4,000	4,032
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[2]	900	887
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,000	2,972
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[2,3]	1,500	1,392
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2,3]	1,632	1,550
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2]	2,626	2,546
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3,4]	2,650	2,483
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	1,000	1,002
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 5.878% 2014[2]	1,250	1,228
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3,4]	2,259	2,097
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,125	2,091
CWHEQ Home Equity Loan Trust, Series 2007-9, Class 2-A-3, 5.311% 2047[2]	2,150	2,075
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3,4]	2,000	2,010
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,789
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[4]	1,000	997
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[4]	750	736
Capital One Multi-asset Execution Trust, Series 2005-11, Class A, 5.793% 2013[2]	600	595
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	950	953
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[4]	1,550	1,540
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,484
Chase Issuance Trust, Series 2006-8, Class A, 5.813% 2016[2]	1,500	1,467
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	1,450	1,425
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	1,347	1,341
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 6.003% 2013[2]	1,250	1,247
Residential Asset Mortgage Products, Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	1,180	1,161
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	1,000	1,005
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	1,000	1,000
Argent Securities Trust, Series 2006-W3, Class A-2C, 5.311% 2036[2]	1,000	968
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[2]	555	554
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	528	523
		76,763

FEDERAL AGENCY BONDS & NOTES — 7.48%
Freddie Mac 5.25% 2011	9,000	9,223
Freddie Mac 4.50% 2014	5,500	5,417
Freddie Mac 5.25% 2016	3,500	3,573
Freddie Mac 5.50% 2017	3,500	3,632
Fannie Mae 6.00% 2011	11,250	11,798
Fannie Mae 4.125% 2014	4,000	3,853
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	5,605	5,598
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	874	885
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	707	721
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	1,968	2,038
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	2,577	2,545
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	2,000	2,019
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,250	1,251
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	971
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,110
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	611	631
		56,265

INDUSTRIALS — 0.46%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3,4]	2,234	2,318
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	1,109	1,122
		3,440

UTILITIES — 0.20%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[4]	1,500	1,504

ENERGY — 0.04%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,4]	306	301

Total bonds, notes & other debt instruments (cost: $710,905,000)		713,605

Short-term securities — 5.76%

Three Pillars Funding, LLC 5.30% due 10/1/2007[4]	11,200	11,195
CAFCO, LLC 5.255% due 10/25/2007[4]	10,000	9,960
Harley-Davidson Funding Corp. 5.22% due 10/17/2007[4]	8,000	7,980
Johnson & Johnson 4.72% due 10/9/2007[4]	6,203	6,196
Jupiter Securitization Co., LLC 5.25% due 10/5/2007[4]	4,800	4,796
Paccar Financial Corp. 5.20% due 10/4/2007	1,800	1,799
Triple-A One Funding Corp. 5.50% due 10/1/2007[4]	1,400	1,399

Total short-termsecurities (cost: $43,329,000)		43,325

Total investment securities (cost: $754,234,000)		756,930
Other assets less liabilities		(4,414)

Net assets		$752,516

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $55,247,000.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $92,124,000, which represented 12.24% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,332
Gross unrealized depreciation on investment securities	(3,678)
Net unrealized appreciation on investment securities	2,654
Cost of investment securities for federal income tax purposes	754,276

Cash Management Fund
Investment portfolio

September 30, 2007
unaudited

Short-term securities — 100.03%	Principal amount (000)	Market value (000)

CORPORATE SHORT-TERM NOTES — 88.68%
Abbott Laboratories 4.97%–5.23% due 10/16/2007[1]	$15,000	$14,965
Hewlett-Packard Co. 4.75%–4.81% due 10/26–11/20/2007[1]	14,700	14,616
AT&T Inc. 4.75% due 10/31/2007[1]	14,400	14,341
Procter & Gamble International Funding S.C.A. 5.23% due 10/4/2007[1]	10,500	10,494
Procter & Gamble Co. 5.21% due 10/31/2007[1]	3,500	3,484
Swedish Export Credit Corp. 5.34% due 10/15/2007	14,000	13,969
Siemens Capital Co. LLC 4.80% due 10/22/2007[1]	14,000	13,959
Statoil ASA 5.15% due 11/20/2007[1]	14,000	13,896
Nestlé Capital Corp. 5.22%–5.23% due 10/4–10/10/2007[1]	13,300	13,289
FCAR Owner Trust I 6.30% due 10/2/2007	13,000	12,995
NetJets Inc. 4.75% due 12/4/2007[1]	13,100	12,984
UBS Finance (Delaware) LLC 5.50% due 10/15/2007	13,000	12,970
Anheuser-Busch Cos. Inc. 4.99% due 10/18/2007[1]	13,000	12,968
CAFCO, LLC 6.15% due 10/17/2007[1]	13,000	12,962
International Lease Finance Corp. 4.99% due 10/23/2007	13,000	12,959
Kimberly-Clark Worldwide Inc. 4.75% due 10/25/2007[1]	13,000	12,957
Ranger Funding Co. LLC 5.15% due 10/24/2007[1]	13,000	12,955
Johnson & Johnson 5.00% due 10/30/2007[1]	13,000	12,946
Swedbank Mortgage AB 5.48% due 11/7/2007	13,000	12,925
Old Line Funding, LLC 6.35% due 10/11/2007[1]	12,800	12,775
Total Capital SA 5.25%–5.35% due 10/5–10/19/2007[1]	12,500	12,470
JPMorgan Chase & Co. 5.22% due 10/1/2007	11,500	11,498
Caterpillar Financial Services Corp. 5.00% due 10/11–10/15/2007	11,500	11,481
Yale University 5.30% due 10/1/2007	11,000	10,998
AstraZeneca PLC 5.42% due 10/10/2007	10,800	10,784
Allied Irish Banks N.A. Inc. 5.255% due 10/3/2007[1]	10,000	9,996
John Deere Capital Corp. 5.28% due 10/3/2007[1]	10,000	9,996
Toronto-Dominion Holdings USA Inc. 5.26% due 10/5/2007[1]	10,000	9,993
Unilever Capital Corp. 5.28% due 10/5/2007[1]	10,000	9,993
Liberty Street Funding Corp. 6.35% due 10/9/2007[1]	10,000	9,984
Honeywell International Inc. 5.22% due 11/1/2007[1]	10,000	9,953
American Express Credit Corp. 5.12% due 11/14/2007	10,000	9,932
Wal-Mart Stores Inc. 4.98% due 11/27/2007[1]	10,000	9,919
IBM International Group Capital LLC 5.20% due 10/15/2007[1]	9,500	9,479
Target Corp. 4.77%–5.00% due 10/19–10/29/2007	9,100	9,075
Colgate-Palmolive Co. 5.10% due 10/10/2007[1]	8,900	8,887
BASF AG 4.77% due 11/6/2007[1]	8,700	8,657
Amsterdam Funding Corp. 5.20% due 11/5/2007[1]	8,000	7,958
Brown-Forman Corp. 5.28% due 11/13/2007[1]	7,500	7,447
Harley-Davidson Funding Corp. 5.24% due 10/11/2007[1]	7,390	7,378
Mont Blanc Capital Corp. 5.14% due 11/15/2007[1]	7,000	6,954
Becton, Dickinson and Co. 4.95% due 10/26/2007	6,400	6,377
Stadshypotek Delaware Inc. 5.24% due 10/15/2007[1]	6,100	6,087
Variable Funding Capital Corp. 5.245% due 10/4/2007[1]	5,500	5,497
United Technologies Corp. 4.73% due 10/24/2007[1]	5,500	5,483
Estée Lauder Companies Inc. 5.00% due 10/19/2007[1]	5,000	4,987
Coca-Cola Co. 5.23% due 10/5/2007[1]	2,000	1,999
		488,671

FEDERAL AGENCY DISCOUNT NOTES — 9.54%
Freddie Mac 4.88% due 10/12/2007	15,000	14,976
International Bank for Reconstruction and Development 4.63%–5.12% due 10/9–10/17/2007	13,500	13,476
Federal Home Loan Bank 4.65% due 10/12/2007	13,300	13,279
Federal Farm Credit Banks 4.68% due 10/31/2007	10,900	10,856
		52,587

CERTIFICATES OF DEPOSIT — 1.81%
Canadian Imperial Bank of Commerce 5.30% due 10/2/2007	10,000	10,000

Total investment securities (cost: $551,269,000)		551,258
Other assets less liabilities		(185)

Net assets		$551,073

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $352,709,000, which represented 64.00% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series and the American Funds. This and other important information is contained in the prospectus for the insurance series and the funds, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as the underlying investment for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can only be purchased through insurance products. This material is not an offer of the funds.

MFGEFP-995-1107O-S10908

ITEM 2 – Controls and Procedures
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2007

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: November 28, 2007